UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6796

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)  Copy of the report transmitted to shareholders:

Semi-Annual Shareholder Report

October 31, 2024

Cantor Fitzgerald Government Money Market Fund

Institutional Shares

CFYXX

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 855-9-CANTOR / 855-922-6867.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$103,402,839
# of Master Fund Portfolio Holdings	86
Seven-day current yield after fee waiversFootnote Reference1	4.75%
Seven-day effective yield after fee waiversFootnote Reference1	4.86%
Seven-day current yield before fee waiversFootnote Reference1	4.57%
Seven-day effective yield before fee waiversFootnote Reference1	4.68%
Weighted average maturityFootnote Reference2	32 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	30.9%
JPMorgan Repurchase Agreement, 4.870%, due 11/01/24	3.6
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.5
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.4

Cantor Fitzgerald Government Money Market Fund

CFYXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1%
U.S. government agency obligations	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.cantormmf.com/documents.html.

Phone: 855-9-CANTOR / 855-922-6867

Cantor Fitzgerald Government Money Market Fund

S1844

CFYXX

Semi-Annual Shareholder Report

October 31, 2024

Cantor Fitzgerald Government Money Market Fund

Investor Shares

CFGXX

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 855-9-CANTOR / 855-922-6867.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor SharesFootnote Reference1	$15	0.30%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$103,402,839
# of Master Fund Portfolio Holdings	86
Seven-day current yield after fee waiversFootnote Reference1	4.63%
Seven-day effective yield after fee waiversFootnote Reference1	4.73%
Seven-day current yield before fee waiversFootnote Reference1	4.47%
Seven-day effective yield before fee waiversFootnote Reference1	4.57%
Weighted average maturityFootnote Reference2	32 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	30.9%
JPMorgan Repurchase Agreement, 4.870%, due 11/01/24	3.6
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.5
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.4

Cantor Fitzgerald Government Money Market Fund

CFGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1%
U.S. government agency obligations	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.cantormmf.com/documents.html.

Phone: 855-9-CANTOR / 855-922-6867

Cantor Fitzgerald Government Money Market Fund

S1843

CFGXX

Semi-Annual Shareholder Report

October 31, 2024

Limited Purpose Cash Investment Fund

Fund Overview

This semi-annual shareholder report contains important information about Limited Purpose Cash Investment Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.lpcif.com. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Purpose Cash Investment Fund	$3	0.06%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$5,317,656,543
# of Portfolio Holdings	53
Seven-day current yield after fee waiversFootnote Reference1	4.79%
Seven-day effective yield after fee waiversFootnote Reference1	4.91%
Seven-day current yield before fee waiversFootnote Reference1	4.73%
Seven-day effective yield before fee waiversFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	34 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital.

Top 5 Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	25.5%
Bank of America Repurchase Agreement, 4.830%, due 11/01/24	10.7
Bank of America Repurchase Agreement, 4.840%, due 11/01/24	7.5
U.S. Treasury Floating Rate Notes, 4.762%, due 01/31/25	3.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	3.0

Limited Purpose Cash Investment Fund

Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	56.4%
Repurchase agreements	43.7%
U.S. government agency obligations	0.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.lpcif.com.

Phone: 1-800-647-1568

Limited Purpose Cash Investment Fund

S1855

Semi-Annual Shareholder Report

October 31, 2024

UBS Liquid Assets Government Fund

Fund Overview

This semi-annual shareholder report contains important information about UBS Liquid Assets Government Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Liquid Assets Government Fund	$2	0.04%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,040,258,814
# of Portfolio Holdings	46
Seven-day current yield after fee waiversFootnote Reference1	4.79%
Seven-day effective yield after fee waiversFootnote Reference1	4.91%
Seven-day current yield before fee waiversFootnote Reference1	4.77%
Seven-day effective yield before fee waiversFootnote Reference1	4.89%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Top 5 Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	25.5%
MUFG Securities Americas, Inc. Repurchase Agreement, 4.860%, due 11/01/24	24.0
U.S. Treasury Bills, 4.840%, due 12/19/24	2.1
U.S. Treasury Bills, 4.867%, due 12/19/24	2.1
U.S. Treasury Bills, 4.657%, due 12/26/24	2.1

UBS Liquid Assets Government Fund

Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	52.0%
Repurchase agreements	49.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Liquid Assets Government Fund

S1854

Semi-Annual Shareholder Report

October 31, 2024

UBS Prime Preferred Fund

UPPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Prime Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$11,174,253,583
# of Master Fund Portfolio Holdings	199
Seven-day current yield after fee waiversFootnote Reference1	4.90%
Seven-day effective yield after fee waiversFootnote Reference1	5.02%
Seven-day current yield before fee waiversFootnote Reference1	4.86%
Seven-day effective yield before fee waiversFootnote Reference1	4.98%
Weighted average maturityFootnote Reference2	20 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	22.0%
Barclays Bank PLC Repurchase Agreement, 4.860%, due 11/01/24	13.6
ABN AMRO BANK N.V., 4.810%, due 11/01/24	2.7
Credit Agricole Corporate & Investment Bank SA, 4.810%, due 11/01/24	1.5
Erste Finance Delaware LLC, 4.830%, due 11/05/24	1.5

UBS Prime Preferred Fund

UPPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Commercial Paper	47.2%
Repurchase agreements	38.8%
Certificates of deposit	7.4%
Time deposits	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Prime Preferred Fund

S1838

UPPXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Prime Reserves Fund

UPRXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Prime Reserves Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Reserves FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$13,722,420,809
# of Master Fund Portfolio Holdings	199
Seven-day current yieldFootnote Reference1	4.86%
Seven-day effective yieldFootnote Reference1	4.98%
Weighted average maturityFootnote Reference2	20 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	22.0%
Barclays Bank PLC Repurchase Agreement, 4.860%, due 11/01/24	13.6
ABN AMRO BANK N.V., 4.810%, due 11/01/24	2.7
Credit Agricole Corporate & Investment Bank SA, 4.810%, due 11/01/24	1.5
Erste Finance Delaware LLC, 4.830%, due 11/05/24	1.5

UBS Prime Reserves Fund

UPRXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Commercial Paper	47.2%
Repurchase agreements	38.8%
Certificates of deposit	7.4%
Time deposits	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Prime Reserves Fund

S1839

UPRXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Select 100% US Treasury Institutional Fund

SIOXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund  for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select 100% US Treasury Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$4,493,252,643
# of Master Fund Portfolio Holdings	108
Seven-day current yield after fee waiversFootnote Reference1	4.61%
Seven-day effective yield after fee waiversFootnote Reference1	4.72%
Seven-day current yield before fee waiversFootnote Reference1	4.58%
Seven-day effective yield before fee waiversFootnote Reference1	4.69%
Weighted average maturityFootnote Reference2	44 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
U.S. Treasury Bills, 4.724%, due 12/10/24	2.9%
U.S. Treasury Bills, 4.728%, due 12/05/24	2.5
U.S. Treasury Bills, 4.750%, due 11/12/24	2.5
U.S. Treasury Bills, 4.557%, due 01/07/25	2.3
U.S. Treasury Bills, 4.752%, due 11/14/24	2.2

UBS Select 100% US Treasury Institutional Fund

SIOXX

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Select 100% US Treasury Institutional Fund

S1847

SIOXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Select 100% US Treasury Preferred Fund

Class P

STAXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund  for the period of June 28, 2024 (commencement of operations) to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class PFootnote Reference1	$5	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund. Expenses shown are for the period June 28, 2024 through October31, 2024 and would be higher for a full six month reporting period.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$3,330,118,893
# of Master Fund Portfolio Holdings	108
Seven-day current yield after fee waiversFootnote Reference1	4.65%
Seven-day effective yield after fee waiversFootnote Reference1	4.76%
Seven-day current yield before fee waiversFootnote Reference1	4.58%
Seven-day effective yield before fee waiversFootnote Reference1	4.69%
Weighted average maturityFootnote Reference2	44 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
U.S. Treasury Bills, 4.724%, due 12/10/24	2.9%
U.S. Treasury Bills, 4.728%, due 12/05/24	2.5
U.S. Treasury Bills, 4.750%, due 11/12/24	2.5
U.S. Treasury Bills, 4.557%, due 01/07/25	2.3
U.S. Treasury Bills, 4.752%, due 11/14/24	2.2

UBS Select 100% US Treasury Preferred Fund

STAXX

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Select 100% US Treasury Preferred Fund

S1848

STAXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Select 100% US Treasury Preferred Fund

Class T

SOPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund  for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class TFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$3,330,118,893
# of Master Fund Portfolio Holdings	108
Seven-day current yield after fee waiversFootnote Reference1	4.65%
Seven-day effective yield after fee waiversFootnote Reference1	4.76%
Seven-day current yield before fee waiversFootnote Reference1	4.58%
Seven-day effective yield before fee waiversFootnote Reference1	4.69%
Weighted average maturityFootnote Reference2	44 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
U.S. Treasury Bills, 4.724%, due 12/10/24	2.9%
U.S. Treasury Bills, 4.728%, due 12/05/24	2.5
U.S. Treasury Bills, 4.750%, due 11/12/24	2.5
U.S. Treasury Bills, 4.557%, due 01/07/25	2.3
U.S. Treasury Bills, 4.752%, due 11/14/24	2.2

UBS Select 100% US Treasury Preferred Fund

SOPXX

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Select 100% US Treasury Preferred Fund

S1849

SOPXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Select Government Institutional Fund

SEGXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select Government Institutional Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,095,692,226
# of Master Fund Portfolio Holdings	86
Seven-day current yieldFootnote Reference1	4.74%
Seven-day effective yieldFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	32 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	30.9%
JPMorgan Repurchase Agreement, 4.870%, due 11/01/24	3.6
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.5
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.4

UBS Select Government Institutional Fund

SEGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1%
U.S. government agency obligations	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Select Government Institutional Fund

S1841

SEGXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Select Government Preferred Fund

SGPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select Government Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$17,378,952,820
# of Master Fund Portfolio Holdings	86
Seven-day current yield after fee waiversFootnote Reference1	4.78%
Seven-day effective yield after fee waiversFootnote Reference1	4.89%
Seven-day current yield before fee waiversFootnote Reference1	4.74%
Seven-day effective yield before fee waiversFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	32 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	30.9%
JPMorgan Repurchase Agreement, 4.870%, due 11/01/24	3.6
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.5
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.4

UBS Select Government Preferred Fund

SGPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1%
U.S. government agency obligations	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Select Government Preferred Fund

S1840

SGPXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Select Treasury Institutional Fund

SETXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select Treasury Institutional Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$18,264,475,655
# of Master Fund Portfolio Holdings	66
Seven-day current yieldFootnote Reference1	4.74%
Seven-day effective yieldFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	35 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	23.7%
Federal Reserve Bank of New York Repurchase Agreement, 4.800%, due 11/01/24	10.4
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.9
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.9
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.5

UBS Select Treasury Institutional Fund

SETXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	60.3%
Repurchase agreements	39.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Select Treasury Institutional Fund

S1850

SETXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Select Treasury Preferred Fund

STPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select Treasury Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$22,929,801,227
# of Master Fund Portfolio Holdings	66
Seven-day current yield after fee waiversFootnote Reference1	4.77%
Seven-day effective yield after fee waiversFootnote Reference1	4.89%
Seven-day current yield before fee waiversFootnote Reference1	4.73%
Seven-day effective yield before fee waiversFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	35 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	23.7%
Federal Reserve Bank of New York Repurchase Agreement, 4.800%, due 11/01/24	10.4
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.9
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.9
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.5

UBS Select Treasury Preferred Fund

STPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	60.3%
Repurchase agreements	39.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS Select Treasury Preferred Fund

S1851

STPXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Tax-Free Preferred Fund

SFPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Tax-Free Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that were announced prior to the report period end.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Tax-Free Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$342,227,011
# of Master Fund Portfolio Holdings	76
Seven-day current yield after fee waiversFootnote Reference1	3.40%
Seven-day effective yield after fee waiversFootnote Reference1	3.46%
Seven-day current yield before fee waiversFootnote Reference1	3.36%
Seven-day effective yield before fee waiversFootnote Reference1	3.42%
Weighted average maturityFootnote Reference2	3 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Indiana Finance Authority, 3.850%	4.7%
New York City Municipal Water Finance Authority, 4.050%	4.2
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.880%	4.0
Metropolitan Transportation Authority, 4.000%	3.7
Allegheny County Higher Education Building Authority, 4.000%	3.6

UBS Tax-Free Preferred Fund

SFPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Municipal bonds	94.0%
Tax-exempt commercial paper	2.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.

Upon the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the Fund's investment adviser/administrator, the Board of Trustees of UBS Series Funds approved the liquidation of the Fund pursuant to a Plan of Liquidation. Accordingly, on or about October 18, 2024, shares of the Fund ceased to be offered for purchase, and all shares of the Fund were liquidated on December 13, 2024. For further information, please refer to the prospectus supplement dated October 1, 2024 or contact your Financial Advisor.

UBS Tax-Free Preferred Fund

S1837

SFPXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Tax-Free Reserves Fund

STFXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Tax-Free Reserves Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568. This report describes changes to the Fund that were announced prior to the report period end.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Tax-Free Reserves FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$573,509,070
# of Master Fund Portfolio Holdings	76
Seven-day current yieldFootnote Reference1	3.36%
Seven-day effective yieldFootnote Reference1	3.42%
Weighted average maturityFootnote Reference2	3 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Indiana Finance Authority, 3.850%	4.7%
New York City Municipal Water Finance Authority, 4.050%	4.2
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.880%	4.0
Metropolitan Transportation Authority, 4.000%	3.7
Allegheny County Higher Education Building Authority, 4.000%	3.6

UBS Tax-Free Reserves Fund

STFXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Municipal bonds	94.0%
Tax-exempt commercial paper	2.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.

Upon the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the Fund's investment adviser/administrator, the Board of Trustees of UBS Series Funds approved the liquidation of the Fund pursuant to a Plan of Liquidation. Accordingly, on or about October 18, 2024, shares of the Fund ceased to be offered for purchase, and all shares of the Fund were liquidated on December 13, 2024. For further information, please refer to the prospectus supplement dated October 1, 2024 or contact your Financial Advisor.

UBS Tax-Free Reserves Fund

S1836

STFXX

Semi-Annual Shareholder Report

October 31, 2024

UBS Ultra Short Income Fund

Class A

USIAX

Fund Overview

This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.35%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$366,190,228
# of Portfolio Holdings	135
Portfolio Turnover Rate	30%

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

Top 10	Value
JPMorgan Chase & Co., 5.989%, due 02/24/26 (1 day USD SOFR + 0.920%)	2.7%
Westpac Banking Corp., 5.398%, due 11/18/24 (1 day USD SOFR + 0.300%)	2.7
Societe Generale SA, 4.700%, due 01/03/25	1.6
ANZ New Zealand International Ltd., 2.166%, due 02/18/25	1.5
Commonwealth Bank of Australia, 5.079%, due 01/10/25	1.4

UBS Ultra Short Income Fund

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
Corporate bonds	46.4%
Commercial paper	30.4%
Asset-backed securities	21.0%
Certificates of deposit	1.4%
Short-Term Investments	0.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://usshortduration.com/portfolio-holdings-form-nscr.html.

Phone: 1-800-647-1568

UBS Ultra Short Income Fund

S1856

Class A

Semi-Annual Shareholder Report

October 31, 2024

UBS Ultra Short Income Fund

Class I

USDIX

Fund Overview

This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$366,190,228
# of Portfolio Holdings	135
Portfolio Turnover Rate	30%

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

Top 10	Value
JPMorgan Chase & Co., 5.989%, due 02/24/26 (1 day USD SOFR + 0.920%)	2.7%
Westpac Banking Corp., 5.398%, due 11/18/24 (1 day USD SOFR + 0.300%)	2.7
Societe Generale SA, 4.700%, due 01/03/25	1.6
ANZ New Zealand International Ltd., 2.166%, due 02/18/25	1.5
Commonwealth Bank of Australia, 5.079%, due 01/10/25	1.4

UBS Ultra Short Income Fund

Class I

Top 5 Asset Classes (% of Net Assets)

Value	Value
Corporate bonds	46.4%
Commercial paper	30.4%
Asset-backed securities	21.0%
Certificates of deposit	1.4%
Short-Term Investments	0.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://usshortduration.com/portfolio-holdings-form-nscr.html.

Phone: 1-800-647-1568

UBS Ultra Short Income Fund

S1858

Class I

Semi-Annual Shareholder Report

October 31, 2024

UBS Ultra Short Income Fund

Class P

USIPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$366,190,228
# of Portfolio Holdings	135
Portfolio Turnover Rate	30%

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

Top 10	Value
JPMorgan Chase & Co., 5.989%, due 02/24/26 (1 day USD SOFR + 0.920%)	2.7%
Westpac Banking Corp., 5.398%, due 11/18/24 (1 day USD SOFR + 0.300%)	2.7
Societe Generale SA, 4.700%, due 01/03/25	1.6
ANZ New Zealand International Ltd., 2.166%, due 02/18/25	1.5
Commonwealth Bank of Australia, 5.079%, due 01/10/25	1.4

UBS Ultra Short Income Fund

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
Corporate bonds	46.4%
Commercial paper	30.4%
Asset-backed securities	21.0%
Certificates of deposit	1.4%
Short-Term Investments	0.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://usshortduration.com/portfolio-holdings-form-nscr.html.

Phone: 1-800-647-1568

UBS Ultra Short Income Fund

S1857

Class P

Semi-Annual Shareholder Report

October 31, 2024

UBS RMA Government Money Market Fund

RMGXX

Fund Overview

This semi-annual shareholder report contains important information about UBS RMA Government Money Market Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS RMA Government Money Market FundFootnote Reference1	$35	0.69%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$848,817,003
# of Master Fund Portfolio Holdings	86
Seven-day current yieldFootnote Reference1	4.22%
Seven-day effective yieldFootnote Reference1	4.31%
Weighted average maturityFootnote Reference2	32 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	30.9%
JPMorgan Repurchase Agreement, 4.870%, due 11/01/24	3.6
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.5
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.4

UBS RMA Government Money Market Fund

RMGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1%
U.S. government agency obligations	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647-1568

UBS RMA Government Money Market Fund

S1842

RMGXX

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

UBS Series Funds

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

UBS Liquid Assets Government Fund

Semiannual Financial Statements  |  October 31, 2024

UBS Liquid Assets Government Fund

Portfolio of investments (unaudited)—October 31, 2024

	Face amount	Value
U.S. Treasury obligations: 52.0%
U.S. Treasury Bills 4.367% due 04/03/25[1]	$5,000,000	$4,910,431
4.425% due 03/27/25[1]	5,000,000	4,913,414
4.425% due 04/17/25[1]	11,000,000	10,782,111
4.462% due 04/10/25[1]	11,000,000	10,789,533
4.467% due 04/24/25[1]	11,000,000	10,770,852
4.481% due 02/20/25[1]	16,000,000	15,785,869
4.483% due 05/01/25[1]	11,000,000	10,760,803
4.526% due 01/28/25[1]	11,000,000	10,881,675
4.537% due 02/04/25[1]	11,000,000	10,871,988
4.548% due 02/18/25[1]	11,000,000	10,852,789
4.558% due 01/28/25[1]	10,000,000	9,891,711
4.558% due 02/11/25[1]	11,000,000	10,861,932
4.558% due 03/04/25[1]	11,000,000	10,838,920
4.573% due 03/20/25[1]	5,000,000	4,914,863
4.574% due 02/25/25[1]	11,000,000	10,842,449
4.605% due 01/30/25[1]	11,000,000	10,876,525
4.615% due 01/02/25[1]	11,000,000	10,914,750
4.616% due 01/21/25[1]	22,000,000	21,777,968
4.625% due 01/14/25[1]	22,000,000	21,796,636
4.625% due 01/23/25[1]	11,000,000	10,885,621
4.631% due 01/16/25[1]	11,000,000	10,895,152
4.657% due 12/26/24[1]	22,000,000	21,847,406
4.667% due 01/09/25[1]	11,000,000	10,904,071
4.687% due 12/31/24[1]	22,000,000	21,832,617
4.701% due 03/13/25[1]	5,000,000	4,916,950
4.710% due 11/07/24[1]	20,000,000	19,984,600
4.749% due 11/26/24[1]	16,000,000	15,948,333
4.784% due 01/14/25[1]	11,000,000	10,894,926
4.790% due 11/19/24[1]	11,000,000	10,974,205
4.799% due 01/21/25[1]	11,000,000	10,884,665
4.840% due 12/19/24[1]	22,000,000	21,861,649
4.867% due 12/19/24[1]	22,000,000	21,860,887
4.875% due 12/19/24[1]	11,000,000	10,930,333
4.882% due 01/14/25[1]	11,000,000	10,892,823
4.956% due 01/07/25[1]	10,000,000	9,910,481
5.025% due 12/12/24[1]	10,000,000	9,944,251
5.099% due 11/12/24[1]	11,000,000	10,983,228
5.103% due 12/05/24[1]	10,000,000	9,953,061
5.114% due 11/29/24[1]	11,000,000	10,957,393
5.150% due 11/05/24[1]	21,000,000	20,988,240
5.192% due 11/21/24[1]	10,000,000	9,971,917
5.207% due 11/14/24[1]	10,000,000	9,981,692
5.212% due 11/07/24[1]	10,000,000	9,991,542
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205%, 4.767%, due 11/01/24[2]	8,000,000	8,000,000
Total U.S. Treasury obligations (cost—$540,231,262)		540,231,262

	Face amount	Value

Repurchase agreements: 49.5%
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.860% due 11/01/24, collateralized by $389,107,481 Federal Home Loan Mortgage Corp., obligations, 1.250% to 6.500% due 06/01/25 to 08/01/54, and $220,994,736 Federal National Mortgage Association obligations, 2.500% to 6.500% due 07/01/32 to 06/01/54; (value—$255,000,000); proceeds: $250,033,750	$250,000,000	$250,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $266,144,200 U.S. Treasury Notes, 0.875% to 4.625% due 09/30/26 to 05/15/32; (value—$270,551,208); proceeds: $265,281,882	265,246,000	265,246,000
Total repurchase agreements (cost—$515,246,000)		515,246,000
Total investments (cost—$1,055,477,262 which approximates cost for federal income tax purposes)—101.5%		1,055,477,262

Liabilities in excess of other assets—(1.5)%		(15,218,448)
Net assets—100.0%		$1,040,258,814

1

UBS Liquid Assets Government Fund

Portfolio of investments (unaudited)—October 31, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. Treasury obligations	$—	$540,231,262	$—	$540,231,262
Repurchase agreements	—	515,246,000	—	515,246,000
Total	$—	$1,055,477,262	$—	$1,055,477,262

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

2

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2024 (unaudited)

Assets:
Investments, at value (cost 540,231,262)	$540,231,262
Repurchase agreements (cost—$515,246,000)	515,246,000
Total investments in securities, at value (cost—$1,055,477,262)	1,055,477,262
Cash	24
Receivable for interest	70,691
Other assets	35,194
Total assets	1,055,583,171

Liabilities:
Payable for investments purchased	10,838,920
Dividends payable to shareholders	4,336,968
Payable to Trustees	37
Accrued expenses and other liabilities	148,432
Total liabilities	15,324,357
Net assets	$1,040,258,814

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	1,040,257,588
Distributable earnings (accumulated losses)	1,226
Net assets	$1,040,258,814
Shares outstanding	1,040,254,025
Net asset value per share	$1.00

See accompanying notes to financial statements.

3

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2024 (unaudited)
Investment income:
Interest	$27,979,652
Expenses:
Investment advisory and administration fees	106,234
Transfer agency fees	42,855
Custody and fund accounting fees	19,865
Trustees’ fees	14,336
Professional services fees	54,163
Printing and shareholder report fees	30,534
Federal and state registration fees	27,618
Insurance expense	3,388
Other expenses	31,166
Total expenses	330,159
Fee waivers by investment advisor and administrator	(106,234)
Net expenses	223,925
Net investment income (loss)	27,755,727
Net increase (decrease) in net assets resulting from operations	$27,755,727

See accompanying notes to financial statements.

4

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$27,755,727	$54,177,071
Net realized gain (loss)	—	13,399
Net increase (decrease) in net assets resulting from operations	27,755,727	54,190,470
Total distributions	(27,755,727)	(54,177,071)
Net increase (decrease) in net assets from beneficial interest transactions	(28,413,291)	80,552,669
Net increase (decrease) in net assets	(28,413,291)	80,566,068
Net assets:

Beginning of period	1,068,672,105	988,106,037

End of period	$1,040,258,814	$1,068,672,105

See accompanying notes to financial statements.

5

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.053	0.030	0.001	0.001	0.017
Net realized and unrealized gain (loss)	—	0.000 [1]	(0.000)[1]	(0.000)[1]	—	0.000 [1]
Net increase (decrease) from operations	0.026	0.053	0.030	0.001	0.001	0.017
Dividends from net investment income	(0.026)	(0.053)	(0.030)	(0.001)	(0.001)	(0.017)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	—	—
Total dividends and distributions	(0.026)	(0.053)	(0.030)	(0.001)	(0.001)	(0.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.63%	5.42%	2.97%	0.05%	0.15%	1.75%
Ratios to average net assets:
Expenses before fee waivers	0.06%[3]	0.06%	0.07%	0.07%	0.07%	0.07%
Expenses after fee waivers	0.04%[3]	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	5.23%[3]	5.30%	2.97%	0.05%	0.14%	1.90%
Supplemental data:
Net assets, end of period (000’s)	$1,040,259	$1,068,672	$988,106	$1,018,771	$1,099,849	$1,012,980

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fifteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) LLC (“UBS AM”), is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

7

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

8

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2024, its direct advisory/administrative costs and expenses approximate an annual rate of 0.02% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended October 31, 2024, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$2,362,569,660	$5,713,444,274
Shares repurchased	(2,418,833,541)	(5,685,037,232)
Dividends reinvested	27,850,590	52,145,627
Net increase (decrease) in beneficial interest	$(28,413,291)	$80,552,669

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2024 was ordinary income in the amount of $54,177,071.

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2025.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2024, the Fund had capital loss carryforwards of $9,153 in short term capital losses.

9

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2024, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024, remains subject to examination by the Internal Revenue Service and state taxing authorities.

10

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2024. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

S217

UBS RMA Government Money Market Fund

Semiannual Financial Statements  |  October 31, 2024

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2024 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$852,363,214, which approximates cost for federal income tax purposes)	$852,363,214
Other assets	76,395
Total assets	852,439,609

Liabilities:
Dividends payable to shareholders	3,005,551
Payable to affiliate	93,950
Accrued expenses and other liabilities	523,105
Total liabilities	3,622,606

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	848,839,709
Distributable earnings (accumulated losses)	(22,706)
Net assets	$848,817,003
Shares outstanding	848,839,710
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS RMA Government Money Market Fund

Statement of operations

(unaudited)

For the six months ended October 31, 2024 (unaudited)
Investment income:
Interest income allocated from Master Fund	$21,865,043
Expenses allocated from Master Fund	(414,987)
Net investment income allocated from Master Fund	21,450,056
Expenses:
Administration fees	414,041
Service fees	1,035,111
Transfer agency and related services fees	792,500
Accounting fees	4,134
Trustees’ fees	11,959
Professional fees	40,151
Reports and notices to shareholders	71,096
State registration fees	72,818
Insurance fees	3,422
Other expenses	12,909
Total expenses	2,458,141
Net investment income (loss)	18,991,915
Net realized gain (loss) allocated from Master Fund	14,089
Net increase (decrease) in net assets resulting from operations	$19,006,004

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$18,991,915	$39,612,525
Net realized gain (loss) allocated from Master Fund	14,089	—
Net increase (decrease) in net assets resulting from operations	19,006,004	39,612,525
Total distributions	(18,991,959)	(39,612,525)
Net increase (decrease) in net assets from beneficial interest transactions	40,786,511	(37,509,224)
Net increase (decrease) in net assets	40,800,556	(37,509,224)
Net assets:

Beginning of period	808,016,447	845,525,671
End of period	$848,817,003	$808,016,447

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.023	0.047	0.025	0.000 [1]	0.000 [1]	0.013
Net realized and unrealized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.023	0.047	0.025	0.000 [1]	0.000 [1]	0.013
Dividends from net investment income	(0.023)	(0.047)	(0.025)	(0.000)[1]	(0.000)[1]	(0.013)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions and return of capital	(0.023)	(0.047)	(0.025)	(0.000)[1]	(0.000)[1]	(0.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.28%	4.73%	2.52%	0.01%	0.02%	1.30%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.69%[4]	0.68%	0.64%	0.58%	0.59%	0.51%
Expenses after fee waivers and/or expense reimbursements[3]	0.69%[4]	0.68%	0.57%	0.08%	0.16%	0.50%
Net investment income (loss)[3]	4.59%[4]	4.69%	2.47%	0.01%	0.01%	1.65%
Supplemental data:
Net assets, end of period (000’s)	$848,817	$808,016	$845,526	$1,043,591	$1,281,776	$694,940

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fifteen series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (3.06% at October 31, 2024).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have

5

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Money Market Fund	0.10%

At October 31, 2024, the Fund owed UBS AM $93,950 for administrative services.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets.

Fund	Shareholder servicing fee
RMA Government Money Market Fund	0.25%

At October 31, 2024, the Fund owed UBS AM—US $177,700 for shareholder servicing fees.

UBS AM and UBS AM—US may voluntarily undertake to waive fees, including in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2024, UBS AM and UBS AM—US did not voluntarily waive fees and/or reimburse expenses.

6

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2024, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees of $429,424.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$11,062,736,569	$21,506,210,819
Shares repurchased	(11,039,984,664)	(21,580,128,210)
Dividends reinvested	18,034,606	36,408,167
Net increase (decrease) in share outstanding	$40,786,511	$(37,509,224)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2024 were as follows:

	2024
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$39,612,525	$—	$39,612,525

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2025.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended October 31, 2024, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024, remains subject to examination by the Internal

Revenue Service and state taxing authorities.

7

Master Trust

Semiannual Financial Statements  |  October 31, 2024

Includes:

•	Government Master Fund

Government Master Fund

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2024 to October 31, 2024.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2024	Ending account value October 31, 2024	Expenses paid during period 05/01/24 to 10/31/24[1]	Expense ratio during the period

Actual	$1,000.00	$1,026.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1
U.S. government agency obligations	5.0
Other assets in excess of liabilities	0.5
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

10

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations: 5.0%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.722%, due 06/30/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.105%, 4.915%, due 11/22/24[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 05/01/25[1]	33,000,000	33,000,000
1 day USD SOFR + 0.150%, 4.960%, due 01/03/25[1]	23,000,000	23,000,000
1 day USD SOFR + 0.155%, 4.965%, due 05/02/25[1]	70,000,000	70,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/18/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 01/30/25[1]	10,000,000	10,000,000
1 day USD SOFR + 0.160%, 4.970%, due 05/15/25[1]	45,000,000	45,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/07/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/04/25[1]	30,000,000	30,000,000
1 day USD SOFR + 0.160%, 4.970%, due 10/17/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.170%, 4.980%, due 01/23/25[1]	24,000,000	24,000,000
1 day USD SOFR + 0.200%, 5.010%, due 12/05/24[1]	60,000,000	60,000,000
Federal Home Loan Banks
1 day USD SOFR + 0.040%, 4.850%, due 08/05/25[1]	115,000,000	115,000,000
1 day USD SOFR + 0.040%, 4.850%, due 08/06/25[1]	130,000,000	130,000,000
1 day USD SOFR + 0.115%, 4.925%, due 01/17/25[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 11/01/24[1]	64,000,000	64,000,000
1 day USD SOFR + 0.125%, 4.935%, due 03/03/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/22/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/03/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/08/25[1]	54,000,000	54,000,000
Total U.S. government agency obligations (cost—$1,392,000,000)		1,392,000,000

U.S. Treasury obligations: 55.4%
U.S. Treasury Bills
4.367% due 04/03/25[2]	133,000,000	130,617,471
4.425% due 03/27/25[2]	125,000,000	122,835,347
4.425% due 04/17/25[2]	273,000,000	267,592,401
4.462% due 04/10/25[2]	275,000,000	269,738,333
4.467% due 04/24/25[2]	278,000,000	272,208,797
4.483% due 05/01/25[2]	289,000,000	282,715,655
4.526% due 01/28/25[2]	277,000,000	274,020,372

	Face amount	Value
U.S. Treasury obligations—(continued)
4.537% due 02/04/25[2]	$275,000,000	$271,799,687
4.548% due 02/18/25[2]	270,000,000	266,386,650
4.558% due 01/28/25[2]	250,000,000	247,292,778
4.558% due 02/11/25[2]	277,000,000	273,523,188
4.558% due 03/04/25[2]	277,000,000	272,943,720
4.573% due 03/20/25[2]	120,000,000	117,956,700
4.574% due 02/25/25[2]	282,000,000	277,960,977
4.605% due 01/30/25[2]	289,000,000	285,755,975
4.615% due 01/02/25[2]	266,000,000	263,938,500
4.625% due 01/23/25[2]	278,000,000	275,109,340
4.631% due 01/16/25[2]	273,000,000	270,397,855
4.657% due 12/26/24[2]	249,000,000	247,272,908
4.667% due 01/09/25[2]	275,000,000	272,601,771
4.701% due 03/13/25[2]	126,000,000	123,907,140
4.799% due 01/21/25[2]	238,000,000	235,504,570
4.875% due 12/19/24[2]	240,000,000	238,480,000
4.956% due 01/07/25[2]	262,000,000	259,654,591
5.018% due 12/31/24[2]	269,000,000	266,816,617
5.025% due 12/12/24[2]	253,000,000	251,589,560
5.103% due 12/05/24[2]	269,000,000	267,737,344
5.114% due 11/29/24[2]	274,000,000	272,938,707
5.126% due 01/30/25[2]	250,000,000	246,918,750
5.134% due 12/17/24[2]	267,000,000	265,300,990
5.144% due 12/10/24[2]	254,000,000	252,626,918
5.185% due 01/16/25[2]	252,000,000	249,347,980
5.190% due 01/23/25[2]	250,000,000	247,123,819
5.192% due 11/21/24[2]	265,000,000	264,255,792
5.207% due 11/14/24[2]	257,000,000	256,529,476
5.212% due 11/07/24[2]	244,000,000	243,793,617
5.249% due 12/03/24[2]	250,000,000	248,868,889
5.275% due 11/26/24[2]	247,000,000	246,122,635
5.286% due 01/09/25[2]	244,000,000	241,624,253
5.296% due 11/19/24[2]	249,000,000	248,360,692
5.323% due 01/02/25[2]	245,000,000	242,841,754
5.350% due 12/26/24[2]	241,000,000	239,107,481
5.359% due 11/12/24[2]	248,000,000	247,606,334
5.361% due 12/19/24[2]	236,000,000	234,379,467
5.367% due 11/07/24[2]	251,000,000	250,784,349
5.367% due 12/05/24[2]	233,000,000	231,865,614
5.370% due 11/05/24[2]	242,000,000	241,860,043
5.372% due 11/21/24[2]	245,000,000	244,297,667
5.377% due 11/14/24[2]	251,000,000	250,531,850
5.377% due 12/12/24[2]	243,000,000	241,570,586
5.378% due 11/29/24[2]	243,000,000	242,023,815
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	663,000,000	663,011,341
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	766,000,000	765,410,630
3 mo. Treasury money market yield + 0.200%, 4.762% due 11/01/24[1]	449,000,000	449,034,194
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	212,000,000	212,000,000
3 mo. Treasury money market yield + 0.245%, 4.807% due 01/31/26[1]	699,000,000	699,225,073

11

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
0.750% due 11/15/24	$51,000,000	$50,916,823
1.500% due 11/30/24	51,000,000	50,856,546
Total U.S. Treasury obligations (cost—$15,447,494,332)		15,447,494,332

Repurchase agreements: 39.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.820% due 12/05/24, collateralized by $23,262,750 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 11/01/54, $179,535,466 Federal National Mortgage Association obligations, 2.000% to 7.000% due 01/01/26 to 09/01/54, ; (value—$102,000,000); proceeds: $112,652,500[3]	100,000,000	100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 11/07/24, collateralized by $63,498,360 Federal Home Loan Mortgage Corp., obligations, 4.500% to 7.000% due 05/01/31 to 10/01/44, $495,671,984 Federal National Mortgage Association obligations, 2.000% to 7.500% due 03/01/25 to 07/01/61; (value—$204,000,001); proceeds: $217,084,222[3]	200,000,000	200,000,000
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.860% due 11/01/24, collateralized by $56,014,791 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.000% due 04/01/29 to 11/01/54, $146,773,094 Federal National Mortgage Association obligations, 2.000% to 7.000% due 05/01/25 to 02/01/57, $149,787,832 Government National Mortgage Association obligations, 1.000% to 6.500% due 09/20/50 to 04/20/54; (value—$280,500,000); proceeds: $275,037,125	275,000,000	275,000,000
Repurchase agreement dated 09/19/23 with J.P. Morgan Securities LLC, 4.950% due 01/29/25, collateralized by $1,119,860,592 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 07/25/30 to 10/15/61, $1,896,068,580 Federal National Mortgage Association obligations, zero coupon to 6.000% due 05/25/27 to 07/25/54, $4,916,713,662 Government National Mortgage Association obligations, zero coupon to 6.000% due 01/20/42 to 07/16/65; (value—$309,000,001); proceeds: $316,830,000[3]	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with TD Securities (USA) LLC 4.860% due 11/01/24, collateralized by $208,274,945 Federal Home Loan Mortgage Corp., obligations, 2.000% to 6.000% due 04/25/35 to 10/25/54, $288,238,727 Federal National Mortgage Association obligations, 1.000% to 6.000% due 09/25/25 to 12/25/52, $341,869,419 Government National Mortgage Association obligations, 1.500% to 7.500% due 07/16/34 to 09/20/54; (value—$408,000,001); proceeds: $400,054,000	$400,000,000	$400,000,000
Repurchase agreement dated 10/31/24 with J.P. Morgan Securities LLC, 4.870% due 11/01/24, collateralized by $107,190,083 Federal Home Loan Mortgage Corp., obligations, 1.776% to 7.000% due 09/01/42 to 11/01/54, $1,259,245,431 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/26 to 12/01/54, ; (value—$1,020,000,001); proceeds: $1,000,135,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $8,859,718,900 U.S. Treasury Notes, 0.375% to 4.875% due 12/31/25 to 06/15/27, $75,767,400 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/26; (value—$8,786,280,036); proceeds: $8,615,165,283	8,614,000,000	8,614,000,000
Total repurchase agreements (cost—$10,889,000,000)		10,889,000,000
Total investments (cost—$27,728,494,332 which approximates cost for federal income tax purposes)—99.5%		27,728,494,332

Other assets in excess of liabilities—0.5%		143,550,568
Net assets—100.0%		$27,872,044,900

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

12

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$1,392,000,000	$—	$1,392,000,000
U.S. Treasury obligations	—	15,447,494,332	—	15,447,494,332
Repurchase agreements	—	10,889,000,000	—	10,889,000,000
Total	$—	$27,728,494,332	$—	$27,728,494,332

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rates shown reflect yield at October 31, 2024.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2024.

Portfolio acronyms:

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

13

Government Master Fund

Statement of assets and liabilities

October 31, 2024 (unaudited)

Assets:
Investments, at value (cost—$16,839,494,332)	$16,839,494,332
Repurchase agreements (cost—$ 10,889,000,000)	10,889,000,000
Total investments in securities, at value (cost—$27,728,494,332)
Cash	402,348,048
Receivable for interest	16,453,627
Total assets	28,147,296,007

Liabilities:
Payable for investments purchased	272,943,720
Payable to affiliate	2,307,387
Total liabilities	275,251,107
Net assets, at value	$27,872,044,900

See accompanying notes to financial statements.

14

Government Master Fund

Statement of operations

For the six months ended October 31, 2024 (unaudited)
Investment income:
Interest income allocated from Master Fund	$674,843,520
Expenses allocated from Master Fund	(12,828,460)
Net investment income allocated from Master Fund	662,015,060
Expenses:
Administration fees	12,773,170
Trustees’ fees	55,290
Total expenses	12,828,460
Net expenses	12,828,460
Net investment income (loss)	649,186,600
Net realized gain (loss) allocated from Master Fund	460,571
Net increase (decrease) in net assets resulting from operations	$649,647,171

See accompanying notes to financial statements.

15

Government Master Fund

Statement of changes in net assets

	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$662,015,060	$1,049,914,890
Net realized gain (loss)	460,571	—
Net increase (decrease) in net assets resulting from operations	662,475,631	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	3,886,098,698	3,038,590,921
Net increase (decrease) in net assets	4,548,574,329	4,088,505,811
Net assets:

Beginning of period	23,323,470,571	19,234,964,760
End of period	$27,872,044,900	$23,323,470,571

See accompanying notes to financial statements.

16

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.06%	0.10%	0.10%
Net investment income (loss)	5.16%[1]	5.25%	3.78%	0.02%	0.09%	1.75%
Supplemental data:
Total investment return[2]	2.64%	5.39%	3.14%	0.03%	0.08%	1.74%
Net assets, end of period (000’s)	$27,872,045	$23,323,471	$19,234,965	$4,297,678	$8,822,693	$17,762,675

[1]	Annualized.
[2]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

17

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current

18

Government Master Fund

Notes to financial statements

market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Government Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Government Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both Government Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, Government Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require Government Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, Government Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

19

Government Master Fund

Notes to financial statements

Government Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Government Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, Government Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having Government Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2024, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,307,387

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s, expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2024, UBS AM did not owe the Master Fund any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2024, the Master Fund did not incur this additional waiver.

20

Government Master Fund

Notes to financial statements

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$54,036,535,957	$56,516,921,636
Withdrawals	(50,150,437,259)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$3,886,098,698	$3,038,590,921

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended October 31, 2024, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024, remains subject to examination by the Internal Revenue Service and state taxing authorities.

21

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2024. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

S1661

UBS Institutional/Reserves Funds

Semiannual Financial Statements  |  October 31, 2024

Includes:

•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Select 100% US Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2024 (unaudited)

	UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Select 100% US Treasury Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$9,134,541,981	$18,342,035,922	$4,509,572,606
Investments in Master Fund, at value	9,134,541,981	18,342,035,922	4,509,572,606
Deferred offering costs	—	—	42,530
Other assets	—	—	43,292
Total assets	9,134,541,981	18,342,035,922	4,509,658,428

Liabilities:
Dividends payable to shareholders	38,271,369	76,300,711	16,178,895
Payable to affiliate	578,386	1,252,683	148,399
Payable to custodian	—	—	6,842
Accrued expenses and other liabilities	—	6,873	71,649
Total liabilities	38,849,755	77,560,267	16,405,785
Net assets	$9,095,692,226	$18,264,475,655	$4,493,252,643
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	9,095,524,904	18,264,475,658	4,493,242,936
Distributable earnings (accumulated losses)	167,322	(3)	9,707
Net assets	$9,095,692,226	$18,264,475,655	$4,493,252,643
Shares outstanding	9,095,534,618	18,264,475,975	4,493,242,936
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2024 (unaudited)

	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$13,779,333,267	$575,037,116
Investments in Master Fund, at value	13,779,333,267	575,037,116
Deferred offering costs	—	—
Other assets	—	—
Total assets	13,779,333,267	575,037,116

Liabilities:
Dividends payable to shareholders	56,026,477	1,489,915
Payable to affiliate	879,664	32,913
Payable to custodian	—	—
Accrued expenses and other liabilities	6,317	5,218
Total liabilities	56,912,458	1,528,046
Net assets	$13,722,420,809	$573,509,070
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	13,722,415,877	573,508,872
Distributable earnings (accumulated losses)	4,932	198
Net assets	$13,722,420,809	$573,509,070
Shares outstanding	13,722,176,476	573,509,128
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2024 (unaudited)

	UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Select 100% US Treasury Institutional Fund
Investment income:
Interest income allocated from Master Fund	$231,531,711	$483,450,419	$55,911,148
Expenses allocated from Master Fund	(4,402,198)	(9,138,071)	(1,090,520)
Net investment income allocated from Master Fund	227,129,513	474,312,348	54,820,628
Expenses:
Administration fees	3,492,277	7,308,170	855,870
Transfer agency and related services fees	—	—	16,927
Accounting fees	—	—	5,142
Trustees’ fees	25,780	42,855	29,792
Professional fees	—	—	64,852
Reports and notices to shareholders	—	—	4,939
State registration fees	—	—	7,455
Offering costs	—	—	31,917
SEC registration fees	—	—	62,010
Other expenses	—	—	10,829
Total expenses	3,518,057	7,351,025	1,089,733
Less: Fee waivers and/or expense reimbursements by administrator	—	—	(221,030)
Net expenses	3,518,057	7,351,025	868,703
Net investment income (loss)	223,611,456	466,961,323	53,951,925
Net realized gain (loss) allocated from Master Fund	168,052	—	9,707
Net increase (decrease) in net assets resulting from operations	$223,779,508	$466,961,323	$53,961,632

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2024 (unaudited)

	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Investment income:
Interest income allocated from Master Fund	$266,587,549	$11,880,342
Expenses allocated from Master Fund	(5,008,995)	(362,911)
Net investment income allocated from Master Fund	261,578,554	11,517,431
Expenses:
Administration fees	3,968,763	278,054
Transfer agency and related services fees	—	—
Accounting fees	—	—
Trustees’ fees	29,157	11,889
Professional fees	—	—
Reports and notices to shareholders	—	—
State registration fees	—	—
Offering costs	—	—
Other expenses	—	—
Total expenses	3,997,920	289,943
Less: Fee waivers and/or expense reimbursements by administrator	—	—
Net expenses	3,997,920	289,943
Net investment income (loss)	257,580,634	11,227,488
Net realized gain (loss) allocated from Master Fund	29,226	—
Net increase (decrease) in net assets resulting from operations	$257,609,860	$11,227,488

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2024 (unaudited)

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$223,611,456	$345,906,121
Net realized gain (loss) allocated from Master Fund	168,052	—
Net increase (decrease) in net assets resulting from operations	223,779,508	345,906,121
Total distributions	(223,611,922)	(345,906,121)
Net increase (decrease) in net assets from beneficial interest transactions	1,672,666,404	1,655,734,907
Net increase (decrease) in net assets	1,672,833,990	1,655,734,907
Net assets:

Beginning of period	7,422,858,236	5,767,123,329
End of period	$9,095,692,226	$7,422,858,236

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$466,961,323	$782,666,690
Net increase (decrease) in net assets resulting from operations	466,961,323	782,666,690
Total distributions	(466,961,323)	(782,895,505)
Net increase (decrease) in net assets from beneficial interest transactions	564,014,477	3,581,115,949
Net increase (decrease) in net assets	564,014,477	3,580,887,134
Net assets:

Beginning of period	17,700,461,178	14,119,574,044
End of period	$18,264,475,655	$17,700,461,178

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2024 (unaudited)

	UBS Select 100% US Treasury Institutional Fund
	For the six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$53,951,925	$57,837
Net realized gain (loss) allocated from Master Fund	9,707	—
Net increase (decrease) in net assets resulting from operations	53,961,632	57,837
Total distributions	(53,951,925)	(57,837)
Net increase (decrease) in net assets from beneficial interest transactions	4,484,863,225	8,379,711
Net increase (decrease) in net assets	4,484,872,932	8,379,711
Net assets:

Beginning of period	8,379,711	—
End of period	$4,493,252,643	$8,379,711

[1]	Commencement of operations.

	UBS Prime Reserves Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$257,580,634	$354,805,865
Net realized gain (loss) allocated from Master Fund	29,226	228
Net increase (decrease) in net assets resulting from operations	257,609,860	354,806,093
Total distributions	(257,580,634)	(354,805,865)
Net increase (decrease) in net assets from beneficial interest transactions	6,366,142,529	1,948,768,300
Net increase (decrease) in net assets	6,366,171,755	1,948,768,528
Net assets:

Beginning of period	7,356,249,054	5,407,480,526
End of period	$13,722,420,809	$7,356,249,054

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS Institutional/Reserves Funds

Statement of changes in net assets

October 31, 2024 (unaudited)

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$11,227,488	$18,396,040
Net realized gain (loss) allocated from Master Fund	—	10
Net increase (decrease) in net assets resulting from operations	11,227,488	18,396,050
Total distributions	(11,227,488)	(18,396,040)
Net increase (decrease) in net assets from beneficial interest transactions	(28,524,663)	11,458,363
Net increase (decrease) in net assets	(28,524,663)	11,458,373
Net assets:

Beginning of period	602,033,733	590,575,360
End of period	$573,509,070	$602,033,733

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.052	0.030	0.000 [1]	0.000 [1]	0.016
Net realized and unrealized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.052	0.030	0.000 [1]	0.000 [1]	0.016
Dividends from net investment income	(0.026)	(0.052)	(0.030)	(0.000)[1]	(0.000)[1]	(0.016)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.026)	(0.052)	(0.030)	(0.000)[1]	(0.000)[1]	(0.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.54%	5.25%	2.98%	0.02%	0.04%	1.66%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.12%	0.07%	0.15%	0.18%
Net investment income (loss)[3]	5.09%[4]	5.19%	3.65%	0.02%	0.04%	1.46%
Supplemental data:
Net assets, end of period (000’s)	$9,095,692	$7,422,858	$5,767,123	$1,683,237	$2,825,954	$5,817,145

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.052	0.029	0.000 [1]	0.000 [1]	0.016
Net realized and unrealized gain (loss)	—	—	(0.000)[1]	—	—	0.000 [1]
Net increase (decrease) from operations	0.026	0.052	0.029	0.000 [1]	0.000 [1]	0.016
Dividends from net investment income	(0.026)	(0.052)	(0.029)	(0.000)[1]	(0.000)[1]	(0.016)
Distributions from net realized gains	—	(0.000)[1]	—	—	—	(0.000)[1]
Total dividends and distributions	(0.026)	(0.052)	(0.029)	(0.000)[1]	(0.000)[1]	(0.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.53%	5.23%	2.91%	0.03%	0.04%	1.62%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.07%	0.13%	0.18%
Net investment income (loss)[3]	5.08%[4]	5.17%	3.19%	0.03%	0.05%	1.47%
Supplemental data:
Net assets, end of period (000’s)	$18,264,476	$17,700,461	$14,119,574	$7,592,865	$10,472,327	$13,354,479

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

9

UBS Select 100% US Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.025	0.007
Net realized and unrealized gain (loss)	0.000 [2]	—
Net increase (decrease) from operations	0.025	0.007
Dividends from net investment income	(0.025)	(0.007)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.025)	(0.007)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	2.57%	0.69%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[4]	0.20%[5]	3.08%[5]
Expenses after fee waivers /Trustees’ fees reimbursements[4]	0.18%[5]	0.18%[5]
Net investment income (loss)[4]	4.96%[5]	5.18%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,493,253	$8,380

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

10

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.053	0.031	0.000 [1]	0.001	0.018
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.053	0.031	0.000 [1]	0.001	0.018
Dividends from net investment income	(0.026)	(0.053)	(0.031)	(0.000)[1]	(0.001)	(0.018)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.026)	(0.053)	(0.031)	(0.000)[1]	(0.001)	(0.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.59%	5.40%	3.11%	0.04%	0.10%	1.82%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.15%	0.18%	0.18%
Net investment income (loss)[3]	5.15%[4]	5.34%	3.78%	0.03%	0.12%	1.77%
Supplemental data:
Net assets, end of period (000’s)	$13,722,421	$7,356,249	$5,407,481	$1,036,118	$2,021,456	$3,830,044

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.016	0.032	0.018	0.000 [1]	0.000 [1]	0.011
Net realized and unrealized gain (loss)	—	0.000 [1]	(0.000)[1]	—	—	—
Net increase (decrease) from operations	0.016	0.032	0.018	0.000 [1]	0.000 [1]	0.011
Dividends from net investment income	(0.016)	(0.032)	(0.018)	(0.000)[1]	(0.000)[1]	(0.011)
Distributions from net realized gains	—	—	(0.000)[1]	—	—	—
Total dividends and distributions	(0.016)	(0.032)	(0.018)	(0.000)[1]	(0.000)[1]	(0.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.54%	3.21%	1.72%	0.04%	0.01%	1.15%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.06%	0.12%	0.18%
Net investment income (loss)[3]	3.10%[4]	3.20%	1.73%	0.04%	0.01%	1.13%
Supplemental data:
Net assets, end of period (000’s)	$573,509	$602,034	$590,575	$632,713	$673,846	$1,973,068

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

12

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Select 100% US Treasury Institutional Fund (“100% US Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fifteen series. The financial statements for the other series of the Trust are not included herein.

Government Institutional Fund, Treasury Institutional Fund, 100% US Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”— Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Treasury Institutional Fund invests substantially all of its assets in Treasury Master Fund. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves Fund commenced operations on January 19, 2016. Government Institutional Fund commenced operations on July 26, 2016, and 100% US Treasury Institutional Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) (formerly, UBS Asset Management (Americas) Inc.) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (32.77% for Government Institutional Fund, 57.43% for 100% US Treasury Institutional Fund, 42.55% for Treasury Institutional Fund, 55.12% for Prime Reserves Fund, and 62.63% for Tax-Free Reserves Fund at October 31, 2024.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

13

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, 100% US Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund, are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund. For the period ended October 31, 2024, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees.

By operating as “government money market funds”, Government Institutional Fund, 100% US Treasury Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund, 100% US Treasury Institutional Fund and Treasury Institutional Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—With respect to 100% US Treasury Institutional Fund, offering costs consist primarily of legal fees and other costs incurred with the Fund’s share offerings, the preparation of the Fund’s registration statement, and registration fees. Deferred offering costs are amortized over a period of 12 months.

14

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Institutional Fund	0.08%
Treasury Institutional Fund	0.08
100% US Treasury Institutional Fund	0.08
UBS Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At October 31, 2024, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Government Institutional Fund	$578,386
Treasury Institutional Fund	1,252,683
100% US Treasury Institutional Fund	280,966
UBS Prime Reserves Fund	879,664
Tax-Free Reserves Fund	32,913

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ (with the exception of the 100% US Treasury Institutional Fund’s) expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its administration fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At October 31, 2024, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

With respect to 100% US Treasury Institutional Fund, such Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and organization. This Fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2025 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.18%. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

15

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

At October 31, 2024, UBS AM owed the Funds and for the period ended October 31, 2024, UBS was contractually obligated to waive, as follows, and such waived amounts are subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
100% US Treasury Institutional Fund	$132,567	$221,030

At October 31, 2024, the Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers expense Reimbursement subject to repayment	Expires April 30, 2027	Expires April 30, 2028
100% US Treasury Institutional Fund	$253,401	$32,371	$221,030

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2024, there were no amounts owed by UBS AM for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2024 and April 30, 2024 were as follows:

Government Institutional Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$13,417,349,479	$16,961,499,295
Shares repurchased	(11,944,103,676)	(15,604,464,216)
Dividends reinvested	199,420,601	298,699,828
Net increase (decrease) in beneficial interest	$1,672,666,404	$1,655,734,907

Treasury Institutional Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$28,673,255,335	$43,822,153,339
Shares repurchased	(28,519,382,735)	(40,920,375,062)
Dividends reinvested	410,141,877	679,337,672
Net increase (decrease) in beneficial interest	$564,014,477	$3,581,115,949

100% US Treasury Institutional Fund

	For the six months ended October 31, 2024	For the period from March 13, 2024[1] to April 30, 2024
Shares sold	$6,787,014,295	$8,357,247
Shares repurchased	(2,338,010,719)	—
Dividends reinvested	35,859,649	22,464
Net increase (decrease) in beneficial interest	$4,484,863,225	$8,379,711

[1] Commencement of operations.

16

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

UBS Prime Reserves Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$12,911,475,894	$11,013,907,274
Shares repurchased	(6,784,823,832)	(9,390,996,467)
Dividends reinvested	239,490,467	325,857,493
Net increase (decrease) in beneficial interest	$6,366,142,529	$1,948,768,300

Tax-Free Reserves Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$532,708,625	$677,278,805
Shares repurchased	(569,538,025)	(681,716,147)
Dividends reinvested	8,304,737	15,895,705
Net increase (decrease) in beneficial interest	$(28,524,663)	$11,458,363

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2024 was as follows:

	2024
Fund	Tax-exempt income	Ordinary income	long-term realized capital gains
Government Institutional Fund	$—	$345,906,121	$—
Treasury Institutional Fund	—	782,666,690	228,815
100% US Treasury Institutional Fund	—	57,837	—
UBS Prime Reserves Fund	—	354,805,865	—
Tax-Free Reserves Fund	18,396,040	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending April 30, 2025.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2024, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024, and since inception for the 100% US Treasury Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

17

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Reorganization of Fund

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
UBS Select Prime Institutional Fund	UBS Prime Reserves Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued shares to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of shares of the Target Fund for shares of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
UBS Select Prime Institutional Fund	5,157,047,337	UBS Prime Reserves Fund	5,156,261,571	$5,156,261,571	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Target Fund shares outstanding on Reorganization Date.

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
UBS Select Prime Institutional Fund	$(1,767,321)	$5,158,538,337	UBS Prime Reserves Fund	$8,547,172,644	$13,705,710,981

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the relevant accounting and performance survivor, the pro forma results of operations for the period ended October 31, 2024 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
UBS Prime Reserves Fund	$414,741,165	$(220,634)	$414,520,531

Subsequent Event

Upon the recommendation of UBS AM, UBS Tax-Free Reserves Fund’s investment adviser/ administrator, the Board of Trustees of UBS Series Funds approved the liquidation of UBS Tax-Free Reserves Fund pursuant to a Plan of Liquidation. All shares of UBS Tax-Free Reserves Fund were liquidated on December 13, 2024.

18

Master Trust

Semiannual Financial Statements  |  October 31, 2024

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

19

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2024 to October 31, 2024.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

20

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2024	Ending account value October 31, 2024	Expenses paid during period 05/01/24 to 10/31/24[1]	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,026.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,026.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

100% US Treasury Master Fund
Actual	$1,000.00	$1,027.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,027.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,016.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one–half year period).

21

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1
U.S. government agency obligations	5.0
Other assets in excess of liabilities	0.5
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

22

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
U.S. Treasury obligations	60.3%
Repurchase agreements	39.1
Other assets in excess of liabilities	0.6
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

23

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	44 days

Portfolio composition[2]
U.S. Treasury obligations	104.8%
Liabilities in excess of other assets	(4.8)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

24

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	20 days

Top five issuer breakdown by country or territory of origin[2]
United States	53.5%
Singapore	7.5
Sweden	6.6
Japan	5.6
Canada	5.1
Total	78.3%

Portfolio composition[2]
Commercial paper	47.2%
Repurchase agreements	38.8
Certificates of deposit	7.4
Time deposits	5.4
Other assets in excess of liabilities	1.2
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

25

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	3 days

Portfolio composition
Municipal bonds	94.0%
Tax-exempt commercial paper	2.2
Other assets in excess of liabilities	3.8
Total	100.0%
Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

26

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—5.0%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.722%, due 06/30/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.105%, 4.915%, due 11/22/24[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 05/01/25[1]	33,000,000	33,000,000
1 day USD SOFR + 0.150%, 4.960%, due 01/03/25[1]	23,000,000	23,000,000
1 day USD SOFR + 0.155%, 4.965%, due 05/02/25[1]	70,000,000	70,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/18/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 01/30/25[1]	10,000,000	10,000,000
1 day USD SOFR + 0.160%, 4.970%, due 05/15/25[1]	45,000,000	45,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/07/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/04/25[1]	30,000,000	30,000,000
1 day USD SOFR + 0.160%, 4.970%, due 10/17/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.170%, 4.980%, due 01/23/25[1]	24,000,000	24,000,000
1 day USD SOFR + 0.200%, 5.010%, due 12/05/24[1]	60,000,000	60,000,000
Federal Home Loan Banks
1 day USD SOFR + 0.040%, 4.850%, due 08/05/25[1]	115,000,000	115,000,000
1 day USD SOFR + 0.040%, 4.850%, due 08/06/25[1]	130,000,000	130,000,000
1 day USD SOFR + 0.115%, 4.925%, due 01/17/25[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 11/01/24[1]	64,000,000	64,000,000
1 day USD SOFR + 0.125%, 4.935%, due 03/03/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/22/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/03/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/08/25[1]	54,000,000	54,000,000
Total U.S. government agency obligations (cost—$1,392,000,000)		1,392,000,000

U.S. Treasury obligations—55.4%
U.S. Treasury Bills
4.367% due 04/03/25[2]	133,000,000	130,617,471
4.425% due 03/27/25[2]	125,000,000	122,835,347
4.425% due 04/17/25[2]	273,000,000	267,592,401
4.462% due 04/10/25[2]	275,000,000	269,738,333
4.467% due 04/24/25[2]	278,000,000	272,208,797
4.483% due 05/01/25[2]	289,000,000	282,715,655
4.526% due 01/28/25[2]	277,000,000	274,020,372

	Face amount	Value
U.S. Treasury obligations—(continued)
4.537% due 02/04/25[2]	$275,000,000	$271,799,687
4.548% due 02/18/25[2]	270,000,000	266,386,650
4.558% due 01/28/25[2]	250,000,000	247,292,778
4.558% due 02/11/25[2]	277,000,000	273,523,188
4.558% due 03/04/25[2]	277,000,000	272,943,720
4.573% due 03/20/25[2]	120,000,000	117,956,700
4.574% due 02/25/25[2]	282,000,000	277,960,977
4.605% due 01/30/25[2]	289,000,000	285,755,975
4.615% due 01/02/25[2]	266,000,000	263,938,500
4.625% due 01/23/25[2]	278,000,000	275,109,340
4.631% due 01/16/25[2]	273,000,000	270,397,855
4.657% due 12/26/24[2]	249,000,000	247,272,908
4.667% due 01/09/25[2]	275,000,000	272,601,771
4.701% due 03/13/25[2]	126,000,000	123,907,140
4.799% due 01/21/25[2]	238,000,000	235,504,570
4.875% due 12/19/24[2]	240,000,000	238,480,000
4.956% due 01/07/25[2]	262,000,000	259,654,591
5.018% due 12/31/24[2]	269,000,000	266,816,617
5.025% due 12/12/24[2]	253,000,000	251,589,560
5.103% due 12/05/24[2]	269,000,000	267,737,344
5.114% due 11/29/24[2]	274,000,000	272,938,707
5.126% due 01/30/25[2]	250,000,000	246,918,750
5.134% due 12/17/24[2]	267,000,000	265,300,990
5.144% due 12/10/24[2]	254,000,000	252,626,918
5.185% due 01/16/25[2]	252,000,000	249,347,980
5.190% due 01/23/25[2]	250,000,000	247,123,819
5.192% due 11/21/24[2]	265,000,000	264,255,792
5.207% due 11/14/24[2]	257,000,000	256,529,476
5.212% due 11/07/24[2]	244,000,000	243,793,617
5.249% due 12/03/24[2]	250,000,000	248,868,889
5.275% due 11/26/24[2]	247,000,000	246,122,635
5.286% due 01/09/25[2]	244,000,000	241,624,253
5.296% due 11/19/24[2]	249,000,000	248,360,692
5.323% due 01/02/25[2]	245,000,000	242,841,754
5.350% due 12/26/24[2]	241,000,000	239,107,481
5.359% due 11/12/24[2]	248,000,000	247,606,334
5.361% due 12/19/24[2]	236,000,000	234,379,467
5.367% due 11/07/24[2]	251,000,000	250,784,349
5.367% due 12/05/24[2]	233,000,000	231,865,614
5.370% due 11/05/24[2]	242,000,000	241,860,043
5.372% due 11/21/24[2]	245,000,000	244,297,667
5.377% due 11/14/24[2]	251,000,000	250,531,850
5.377% due 12/12/24[2]	243,000,000	241,570,586
5.378% due 11/29/24[2]	243,000,000	242,023,815
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	663,000,000	663,011,341
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	766,000,000	765,410,630
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[1]	449,000,000	449,034,194
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	212,000,000	212,000,000
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[1]	699,000,000	699,225,073

27

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
0.750% due 11/15/24	$51,000,000	$50,916,823
1.500% due 11/30/24	51,000,000	50,856,546
Total U.S. Treasury obligations (cost—$15,447,494,332)		15,447,494,332
Repurchase agreements—39.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.820% due 12/05/24, collateralized by $23,262,750 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 11/01/54 and $179,535,466 Federal National Mortgage Association obligations, 2.000% to 7.000% due 01/01/26 to 09/01/54; (value—$102,000,000); proceeds: $112,652,500[3]	100,000,000	100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 11/07/24, collateralized by $63,498,360 Federal Home Loan Mortgage Corp., obligations, 4.500% to 7.000% due 05/01/31 to 10/01/44, $495,671,984 Federal National Mortgage Association obligations, 2.000% to 7.500% due 03/01/25 to 07/01/61; (value—$204,000,001); proceeds: $217,084,222[3]	200,000,000	200,000,000
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.860% due 11/01/24, collateralized by $56,014,791 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.000% due 04/01/29 to 11/01/54, $146,773,094 Federal National Mortgage Association obligations, 2.000% to 7.000% due 05/01/25 to 02/01/57 and $149,787,832 Government National Mortgage Association obligations, 1.000% to 6.500% due 09/20/50 to 04/20/54; (value—$280,500,000); proceeds: $275,037,125	275,000,000	275,000,000
Repurchase agreement dated 09/19/23 with J.P. Morgan Securities LLC, 4.950% due 01/29/25, collateralized by $1,119,860,592 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 07/25/30 to 10/15/61, $1,896,068,580 Federal National Mortgage Association obligations, zero coupon to 6.000% due 05/25/27 to 07/25/54 and $4,916,713,662 Government National Mortgage Association obligations, zero coupon to 6.000% due 01/20/42 to 07/16/65; (value—$309,000,001); proceeds: $316,830,000[3]	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with TD Securities (USA) LLC, 4.860% due 11/01/24, collateralized by $208,274,945 Federal Home Loan Mortgage Corp., obligations, 2.000% to 6.000% due 04/25/35 to 10/25/54, $288,238,727 Federal National Mortgage Association obligations, 1.000% to 6.000% due 09/25/25 to 12/25/52 and $341,869,419 Government National Mortgage Association obligations, 1.500% to 7.500% due 07/16/34 to 09/20/54; (value—$408,000,001); proceeds: $400,054,000	$400,000,000	$400,000,000
Repurchase agreement dated 10/31/24 with J.P. Morgan Securities LLC, 4.870% due 11/01/24, collateralized by $107,190,083 Federal Home Loan Mortgage Corp., obligations, 1.776% to 7.000% due 09/01/42 to 11/01/54, $1,259,245,431 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/26 to 12/01/54; (value—$1,020,000,001); proceeds: $1,000,135,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $8,859,718,900 U.S. Treasury Notes, 0.375% to 4.875% due 12/31/25 to 06/15/27 and $75,767,400 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/26; (value—$8,786,280,036); proceeds: $8,615,165,283	8,614,000,000	8,614,000,000
Total repurchase agreements (cost—$10,889,000,000)		10,889,000,000
Total investments (cost—$27,728,494,332 which approximates cost for federal income tax purposes)—99.5%		27,728,494,332

Other assets in excess of liabilities—0.5%		143,550,568
Net assets—100.0%		$27,872,044,900

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

28

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$1,392,000,000	$—	$1,392,000,000
U.S. Treasury obligations	—	15,447,494,332	—	15,447,494,332
Repurchase agreements	—	10,889,000,000	—	10,889,000,000
Total	$—	$27,728,494,332	$—	$27,728,494,332

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rates shown reflect yield at October 31, 2024.
[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2024.

See accompanying notes to financial statements.

29

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—60.3%
U.S. Treasury Bills
4.367% due 04/03/25[1]	$215,000,000	$211,148,544
4.425% due 03/27/25[1]	209,000,000	205,380,701
4.425% due 04/17/25[1]	452,000,000	443,046,759
4.462% due 04/10/25[1]	455,000,000	446,294,333
4.467% due 04/24/25[1]	436,000,000	426,917,393
4.483% due 05/01/25[1]	441,000,000	431,410,394
4.526% due 01/28/25[1]	452,000,000	447,137,936
4.537% due 02/04/25[1]	450,000,000	444,763,125
4.548% due 02/18/25[1]	442,000,000	436,084,812
4.558% due 01/28/25[1]	420,000,000	415,451,867
4.558% due 02/11/25[1]	452,000,000	446,326,647
4.558% due 03/04/25[1]	429,000,000	422,717,891
4.573% due 03/20/25[1]	204,000,000	200,526,390
4.574% due 02/25/25[1]	442,000,000	435,669,332
4.605% due 01/30/25[1]	441,000,000	436,049,775
4.615% due 01/02/25[1]	429,000,000	425,675,250
4.625% due 01/23/25[1]	436,000,000	431,466,448
4.631% due 01/16/25[1]	452,000,000	447,691,687
4.657% due 12/26/24[1]	418,000,000	415,100,706
4.667% due 01/09/25[1]	455,000,000	451,032,021
4.701% due 03/13/25[1]	205,000,000	201,594,950
4.799% due 01/21/25[1]	407,000,000	402,732,605
4.875% due 12/19/24[1]	409,000,000	406,409,667
4.881% due 02/06/25[1]	399,000,000	393,947,108
4.956% due 01/07/25[1]	416,000,000	412,275,991
4.982% due 02/13/25[1]	405,000,000	399,389,850
5.018% due 12/31/24[1]	419,000,000	415,599,117
5.025% due 12/12/24[1]	410,000,000	407,714,307
5.103% due 12/05/24[1]	420,000,000	418,028,567
5.114% due 11/29/24[1]	419,000,000	417,377,073
5.126% due 01/30/25[1]	399,000,000	394,082,325
5.134% due 12/17/24[1]	416,000,000	413,352,853
5.144% due 12/10/24[1]	404,000,000	401,816,043
5.185% due 01/16/25[1]	409,000,000	404,695,729
5.190% due 01/23/25[1]	399,000,000	394,409,616
5.192% due 11/21/24[1]	409,000,000	407,851,392
5.207% due 11/14/24[1]	405,000,000	404,258,512
5.212% due 11/07/24[1]	399,000,000	398,662,512
5.249% due 12/03/24[1]	399,000,000	397,194,747
5.275% due 11/26/24[1]	402,000,000	400,572,062
5.286% due 01/09/25[1]	404,000,000	400,066,387
5.296% due 11/19/24[1]	411,000,000	409,944,758
5.323% due 01/02/25[1]	411,000,000	407,379,432
5.350% due 12/26/24[1]	402,000,000	398,843,183
5.359% due 11/12/24[1]	402,000,000	401,361,881
5.361% due 12/19/24[1]	399,000,000	396,260,200
5.367% due 11/07/24[1]	400,000,000	399,656,333
5.367% due 12/05/24[1]	395,000,000	393,076,899
5.370% due 11/05/24[1]	409,000,000	408,763,462
5.372% due 11/21/24[1]	401,000,000	399,850,467
5.377% due 11/14/24[1]	403,000,000	402,248,349
5.377% due 12/12/24[1]	390,000,000	387,705,879
5.378% due 11/29/24[1]	396,000,000	394,409,180
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	1,080,000,000	1,080,016,747

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	$1,241,000,000	$1,240,040,216
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[2]	794,000,000	794,059,248
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	327,000,000	326,999,999
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[1]	1,246,000,000	1,246,386,439
U.S. Treasury Notes
0.750% due 11/15/24	94,000,000	93,846,694
1.500% due 11/30/24	94,000,000	93,735,594
Total U.S. Treasury obligations (cost—$25,986,508,384)		25,986,508,384

Repurchase agreements—39.1%
Repurchase agreement dated 10/31/24 with BofA Securities, Inc., 4.830% due 11/01/24, collateralized by $275,190,880 U.S. Treasury Bond Strips, zero Coupon due 07/31/26 to 11/15/52, $35,443,900 U.S. Treasury Notes, 0.750% to 4.125% due 04/30/26 to 10/31/26 and $131,000 U.S. Treasury Bond Principal Strips, zero coupon due 02/15/27; (value—$164,220,000); proceeds: $161,021,601	161,000,000	161,000,000
Repurchase agreement dated 10/31/24 with Barclays Bank PLC, 4.860% due 11/01/24, collateralized by $499,232,900 U.S. Treasury Bonds, 4.375% to 4.625% due 11/15/39 to 05/15/44; (value—$510,000,025); proceeds: $500,067,500	500,000,000	500,000,000
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.840% due 11/01/24, collateralized by $261,455,300 U.S. Treasury Notes, 0.250% to 4.875% due 03/31/25 to 02/15/34, $120,452,400 U.S. Treasury Bonds, 1.625% to 4.750% due 02/15/41 to 02/15/53, $8,393,700 U.S. Treasury Inflation Index Bonds, 0.125% due 02/15/51 and $124,486,900 U.S. Treasury Inflation Index Notes, 0.125% to 1.625% due 04/15/25 to 07/15/32; (value—$510,000,010); proceeds: $500,067,222	500,000,000	500,000,000
Repurchase agreement dated 10/31/24 with J.P. Morgan Securities LLC, 4.850% due 11/01/24, collateralized by $901,651,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/27 to 01/15/28; (value—$1,020,000,080); proceeds: $1,000,134,722	1,000,000,000	1,000,000,000

30

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with Federal Reserve Bank of New York, 4.800% due 11/01/24, collateralized by $5,020,664,900 U.S. Treasury Notes, 1.625% due 08/15/29; (value—$4,500,600,009); proceeds: $4,500,600,000	$4,500,000,000	$4,500,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $4,107,779,200 U.S. Treasury Notes, 0.250% to 5.000% due 05/30/25 to 05/15/34, $529,999,600 U.S. Treasury Bill, zero coupon due 10/30/25, $2,502,895,200 U.S. Treasury Bonds, 1.125% to 4.375% due 05/15/40 to 11/15/49 and $3,411,019,000 U.S. Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/25 to 07/15/33; (value—$10,412,160,250); proceeds: $10,209,380,916	10,208,000,000	10,208,000,000
Total repurchase agreements (cost—$16,869,000,000)		16,869,000,000
Total investments (cost—$42,855,508,384 which approximates cost for federal income tax purposes)—99.4%		42,855,508,384

Other assets in excess of liabilities—0.6%		249,218,803
Net assets—100.0%		$43,104,727,187

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

31

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$25,986,508,384	$—	$25,986,508,384
Repurchase agreements	—	16,869,000,000	—	16,869,000,000
Total	$—	$42,855,508,384	$—	$42,855,508,384

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

32

100% US Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—104.8%
U.S. Treasury Bills
4.367% due 04/03/25[1]	$33,000,000	$32,408,846
4.425% due 03/27/25[1]	32,000,000	31,445,849
4.425% due 04/17/25[1]	71,000,000	69,593,628
4.462% due 04/10/25[1]	69,000,000	67,679,800
4.467% due 04/24/25[1]	78,000,000	76,375,130
4.483% due 05/01/25[1]	80,000,000	78,260,389
4.537% due 02/04/25[1]	66,000,000	65,231,925
4.548% due 02/18/25[1]	71,000,000	70,049,823
4.552% due 01/07/25[1]	100,000,000	99,175,249
4.557% due 01/07/25[1]	180,000,000	178,513,605
4.558% due 01/28/25[1]	65,000,000	64,296,122
4.558% due 02/11/25[1]	70,000,000	69,121,383
4.558% due 03/04/25[1]	79,000,000	77,843,155
4.562% due 01/14/25[1]	100,000,000	99,087,744
4.571% due 12/05/24[1]	60,000,000	59,746,825
4.573% due 03/20/25[1]	31,000,000	30,472,147
4.574% due 02/25/25[1]	79,000,000	77,868,501
4.577% due 01/14/25[1]	100,000,000	99,084,969
4.605% due 01/30/25[1]	80,000,000	79,102,000
4.615% due 01/02/25[1]	65,000,000	64,496,250
4.625% due 01/23/25[1]	78,000,000	77,188,952
4.631% due 01/16/25[1]	71,000,000	70,323,252
4.651% due 12/31/24[1]	158,000,000	156,880,482
4.657% due 12/26/24[1]	64,000,000	63,556,089
4.658% due 01/14/25[1]	125,000,000	123,836,812
4.660% due 12/03/24[1]	158,000,000	157,437,169
4.660% due 12/12/24[1]	21,000,000	20,890,868
4.660% due 12/24/24[1]	22,000,000	21,852,862
4.664% due 11/14/24[1]	60,000,000	59,900,983
4.667% due 01/09/25[1]	69,000,000	68,398,262
4.693% due 12/24/24[1]	125,000,000	124,158,533
4.695% due 11/29/24[1]	23,000,000	22,917,845
4.697% due 11/05/24[1]	60,000,000	59,969,243
4.698% due 11/19/24[1]	100,000,000	99,769,975
4.700% due 12/31/24[1]	50,000,000	49,618,717
4.701% due 03/13/25[1]	29,000,000	28,518,310
4.710% due 11/07/24[1]	95,000,000	94,926,850
4.720% due 12/12/24[1]	159,000,000	158,161,584
4.724% due 12/10/24[1]	228,000,000	226,857,254
4.726% due 12/05/24[1]	23,000,000	22,899,231
4.727% due 11/19/24[1]	100,000,000	99,767,500
4.728% due 12/05/24[1]	195,000,000	194,146,756
4.728% due 12/17/24[1]	147,000,000	146,130,332
4.729% due 11/14/24[1]	57,000,000	56,904,246
4.732% due 11/26/24[1]	158,000,000	157,489,792
4.739% due 12/10/24[1]	141,000,000	140,291,240
4.740% due 12/05/24[1]	158,000,000	157,306,117
4.745% due 11/26/24[1]	100,000,000	99,676,215
4.749% due 11/26/24[1]	97,000,000	96,686,771
4.750% due 11/12/24[1]	193,000,000	192,724,600
4.752% due 11/14/24[1]	171,000,000	170,711,473
4.754% due 11/19/24[1]	100,000,000	99,766,400
4.754% due 12/03/24[1]	67,000,000	66,722,769
4.766% due 11/07/24[1]	83,000,000	82,935,122
4.777% due 11/29/24[1]	143,000,000	142,478,924
4.779% due 11/07/24[1]	109,000,000	108,914,600

	Face amount	Value
U.S. Treasury obligations—(continued)
4.782% due 11/14/24[1]	$18,000,000	$17,969,481
4.783% due 11/19/24[1]	148,000,000	147,652,200
4.790% due 11/19/24[1]	62,000,000	61,854,610
4.793% due 11/07/24[1]	80,000,000	79,937,200
4.799% due 01/21/25[1]	62,000,000	61,349,930
4.802% due 11/05/24[1]	18,000,000	17,990,560
4.804% due 11/12/24[1]	73,000,000	72,894,795
4.812% due 11/21/24[1]	140,000,000	139,632,889
4.832% due 11/05/24[1]	130,000,000	129,931,418
4.834% due 11/12/24[1]	141,000,000	140,795,354
4.839% due 11/05/24[1]	134,000,000	133,929,203
4.843% due 11/14/24[1]	132,000,000	131,773,583
4.875% due 12/19/24[1]	63,000,000	62,601,000
4.881% due 02/06/25[1]	45,000,000	44,430,125
4.882% due 01/14/25[1]	58,000,000	57,434,887
4.956% due 01/07/25[1]	55,000,000	54,507,643
4.982% due 02/13/25[1]	46,000,000	45,362,798
5.018% due 12/31/24[1]	53,000,000	52,569,817
5.025% due 12/12/24[1]	58,000,000	57,676,658
5.071% due 12/24/24[1]	50,000,000	49,637,833
5.099% due 11/12/24[1]	60,000,000	59,908,517
5.103% due 12/05/24[1]	55,000,000	54,741,836
5.114% due 11/29/24[1]	53,000,000	52,794,713
5.126% due 01/30/25[1]	43,000,000	42,470,025
5.134% due 12/17/24[1]	49,000,000	48,688,197
5.144% due 12/10/24[1]	45,000,000	44,756,737
5.150% due 11/05/24[1]	112,000,000	111,937,280
5.185% due 01/16/25[1]	35,000,000	34,631,664
5.190% due 01/23/25[1]	38,000,000	37,562,821
5.192% due 11/21/24[1]	50,000,000	49,859,583
5.207% due 11/14/24[1]	46,000,000	45,915,782
5.212% due 11/07/24[1]	45,000,000	44,961,937
5.249% due 12/03/24[1]	43,000,000	42,805,449
5.275% due 11/26/24[1]	39,000,000	38,861,469
5.286% due 01/09/25[1]	29,000,000	28,717,637
5.296% due 11/19/24[1]	36,000,000	35,907,570
5.323% due 01/02/25[1]	24,000,000	23,788,580
5.350% due 12/26/24[1]	21,000,000	20,835,092
5.359% due 11/12/24[1]	31,000,000	30,950,792
5.361% due 12/19/24[1]	16,000,000	15,890,133
5.367% due 11/07/24[1]	650,000	649,442
5.367% due 12/05/24[1]	10,000,000	9,951,314
5.370% due 11/05/24[1]	27,000,000	26,984,385
5.372% due 11/21/24[1]	4,000,000	3,988,533
5.377% due 11/14/24[1]	1,800,000	1,796,643
5.377% due 12/12/24[1]	11,000,000	10,935,294
5.378% due 11/29/24[1]	8,000,000	7,967,862
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[2]	168,250,000	168,143,505
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[2]	157,000,000	156,862,386
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[2]	740,000	740,248

33

100% US Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[2]	$60,000,000	$60,000,000
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[2]	141,928,000	142,011,293
Total U.S. Treasury obligations (cost—$8,226,518,173)		8,226,518,173
Total investments (cost—$8,226,518,173 which approximates cost for federal income tax purposes)—104.8%		8,226,518,173

Liabilities in excess of other assets—(4.8)%		(374,020,312)
Net assets—100.0%		$7,852,497,861

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$8,226,518,173	$—	$8,226,518,173
Total	$—	$8,226,518,173	$—	$8,226,518,173

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

34

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Certificates of deposit—7.4%
Banking-non-U.S.—7.4%
Bank of Nova Scotia 1 day USD SOFR + 0.350%, 5.160%, due 04/04/25[1]	$75,000,000	$75,000,000
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.300%, 5.110%, due 03/06/25[1]	72,000,000	72,000,000
5.450%, due 11/13/24	44,000,000	44,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.230%, due 02/03/25	55,000,000	55,000,000
KBC Bank NV 4.820%, due 11/06/24	130,000,000	130,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.830%, due 11/05/24	145,000,000	145,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/01/24[1]	70,000,000	70,000,000
Nordea Bank Abp
1 day USD SOFR + 0.210%, 5.020%, due 11/01/24[1]	120,000,000	120,000,000
1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	117,000,000	117,000,000
Oversea-Chinese Banking Corp. Ltd. 1 day USD SOFR + 0.220%, 5.040%, due 12/12/24[1]	72,000,000	72,000,000
Sumitomo Mitsui Banking Corp.
1 day USD SOFR + 0.190%, 5.000%, due 11/01/24[1]	65,000,000	65,000,000
1 day USD SOFR + 0.210%, 5.020%, due 11/01/24[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	75,000,000	75,000,000
Sumitomo Mitsui Trust Bank Ltd. 1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	60,000,000	60,000,000
Svenska Handelsbanken AB 1 day USD SOFR + 0.190%, 5.010%, due 11/01/24[1]	120,000,000	120,000,000
Swedbank AB
1 day USD SOFR + 0.250%, 5.070%, due 11/01/24[1]	125,000,000	125,000,000
5.210%, due 02/28/25	65,000,000	65,000,000
5.210%, due 03/03/25	75,000,000	75,000,000
5.300%, due 02/19/25	50,000,000	50,000,000
5.480%, due 11/27/24	67,000,000	67,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.320%, 5.130%, due 11/01/24[1]	70,000,000	70,000,000
5.390%, due 03/25/25	65,000,000	65,000,000

		1,862,000,000
Total Certificates of deposit (cost—$1,862,000,000)		1,862,000,000

	Face amount	Value
Commercial paper—47.2%
Asset-backed-miscellaneous—13.1%
Albion Capital Corp. SA/Albion Capital LLC 5.200%, due 11/25/24	$64,435,000	$64,211,625
Antalis SA
5.230%, due 11/13/24[2]	28,400,000	28,350,489
5.320%, due 11/05/24[2]	36,000,000	35,978,720
5.320%, due 11/06/24[2]	23,000,000	22,983,006
5.450%, due 11/04/24[2]	45,000,000	44,980,050
5.451%, due 11/05/24[2]	24,000,000	23,985,813
Atlantic Asset Securitization LLC
4.560%, due 04/07/25[2]	85,000,000	83,309,633
5.120%, due 12/05/24[2]	37,865,000	37,681,902
Barton Capital SA
4.870%, due 02/24/25[2]	50,000,000	49,222,153
4.880%, due 02/07/25[2]	25,000,000	24,667,889
5.310%, due 11/04/24[2]	23,500,000	23,489,601
Cabot Trail Funding LLC
4.600%, due 01/14/25[2]	50,000,000	49,527,222
4.650%, due 02/18/25[2]	65,000,000	64,084,854
4.820%, due 11/01/24[2]	120,000,000	120,000,000
4.910%, due 12/19/24[2]	100,000,000	99,345,333
4.960%, due 01/17/25[2]	100,000,000	98,939,111
4.985%, due 01/03/25[2]	50,000,000	49,563,813
4.990%, due 01/07/25[2]	14,795,000	14,657,600
5.060%, due 11/27/24[2]	90,000,000	89,671,100
5.120%, due 12/04/24[2]	65,000,000	64,694,933
5.120%, due 12/10/24[2]	87,790,000	87,303,058
5.120%, due 12/13/24[2]	40,000,000	39,761,067
5.330%, due 12/17/24[2]	65,000,000	64,557,314
Fairway Finance Co. LLC
5.350%, due 12/02/24[2]	50,000,000	49,769,653
5.370%, due 11/05/24[2]	50,000,000	49,970,167
Gotham Funding Corp.
4.690%, due 12/20/24[2]	70,000,000	69,553,147
5.140%, due 11/27/24[2]	50,000,000	49,814,389
5.210%, due 11/07/24[2]	75,000,000	74,934,875
LMA-Americas LLC
4.550%, due 02/11/25[2]	30,600,000	30,205,515
4.870%, due 02/26/25[2]	44,600,000	43,894,094
5.090%, due 12/04/24[2]	46,350,000	46,133,739
5.180%, due 11/06/24[2]	20,000,000	19,985,611
Nieuw Amsterdam Receivables Corp. BV 4.850%, due 11/08/24[2]	34,450,000	34,417,512
Old Line Funding LLC
4.550%, due 04/23/25[2]	42,000,000	41,081,658
4.570%, due 04/08/25	100,000,000	97,994,278
5.030%, due 11/01/24[1]	42,000,000	42,000,000
5.060%, due 11/01/24[1]	30,000,000	30,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/01/24[1,2]	50,000,000	50,000,000
5.080%, due 11/01/24[1,2]	75,000,000	75,000,000
5.110%, due 12/13/24[2]	50,000,000	49,701,917
5.340%, due 12/04/24[2]	50,000,000	49,755,250
5.360%, due 11/12/24[2]	50,000,000	49,918,111

35

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC
5.140%, due 11/21/24[2]	$50,000,000	$49,857,222
5.190%, due 11/21/24[2]	75,000,000	74,783,750
5.270%, due 11/04/24[2]	60,000,000	59,973,650
5.399%, due 11/04/24[2]	40,000,000	39,982,433
Starbird Funding Corp. 5.180%, due 11/15/24[2]	114,000,000	113,770,353
Thunder Bay Funding LLC
4.550%, due 04/23/25[2]	42,000,000	41,081,658
5.030%, due 11/01/24[1]	62,000,000	62,000,000
5.060%, due 11/01/24[1]	19,000,000	19,000,000
5.110%, due 12/13/24[2]	50,000,000	49,701,917
5.250%, due 03/17/25	65,000,000	63,710,833
Versailles Commercial Paper LLC
4.930%, due 11/01/24[1,2]	100,000,000	100,000,000
5.050%, due 12/02/24	66,000,000	65,712,992
Victory Receivables Corp.
4.680%, due 01/22/25[2]	75,000,000	74,200,500
5.130%, due 11/25/24[2]	100,000,000	99,658,000
5.190%, due 11/14/24[2]	69,332,000	69,202,060
5.280%, due 11/04/24[2]	43,000,000	42,981,080
5.409%, due 11/04/24[2]	17,000,000	16,992,520

		3,277,705,170

Banking-non-U.S.—32.9%
ANZ New Zealand International Ltd. 4.530%, due 05/06/25[2]	98,000,000	95,743,305
ASB Bank Ltd. 5.030%, due 11/01/24[1,2]	66,000,000	66,000,000
Australia & New Zealand Banking Group Ltd.
4.980%, due 11/01/24[1,2]	123,000,000	123,000,000
5.000%, due 11/01/24[1,2]	58,000,000	58,000,000
5.190%, due 04/07/25[2]	65,000,000	63,528,779
5.320%, due 12/02/24[2]	67,000,000	66,693,066
Bank of Montreal
5.100%, due 11/01/24[1,2]	138,000,000	138,000,000
1 day USD SOFR + 0.370%, 5.180%, due 11/01/24[1]	30,000,000	30,000,000
Bank of Nova Scotia
1 day USD SOFR + 0.210%, 5.020%, due 12/11/24[1,2]	72,000,000	72,000,000
Banque et Caisse d’Epargne de l’Etat 4.840%, due 02/07/25	115,000,000	113,484,811
Barclays Bank PLC
4.560%, due 04/21/25[2]	84,000,000	82,180,560
4.710%, due 01/22/25[2]	25,000,000	24,731,792
Bedford Row Funding Corp. 5.250%, due 01/14/25[2]	50,000,000	49,460,417
BPCE SA
4.620%, due 01/07/25[2]	67,950,000	67,365,743
4.680%, due 12/18/24[2]	54,950,000	54,614,256
Canadian Imperial Bank of Commerce
4.840%, due 11/06/24[2]	25,000,000	24,983,194
4.840%, due 11/07/24[2]	25,000,000	24,979,833
5.220%, due 01/13/25[2]	70,000,000	69,259,050

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia
4.990%, due 11/01/24[1,2]	$75,000,000	$75,000,000
4.990%, due 11/01/24[1,2]	116,000,000	116,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/12/24[1,2]	72,000,000	72,000,000
1 day USD SOFR + 0.250%, 5.060%, due 11/01/24[1,2]	66,000,000	66,000,000
DBS Bank Ltd.
4.520%, due 04/25/25[2]	84,000,000	82,154,333
4.700%, due 12/20/24[2]	100,000,000	99,360,278
4.710%, due 01/14/25[2]	13,000,000	12,874,138
4.710%, due 01/21/25[2]	46,300,000	45,809,336
5.120%, due 12/02/24[2]	120,000,000	119,470,933
5.145%, due 11/14/24[2]	106,000,000	105,803,061
5.160%, due 11/12/24[2]	50,000,000	49,921,167
5.260%, due 11/05/24[2]	55,000,000	54,967,856
5.270%, due 11/01/24[2]	55,000,000	55,000,000
5.270%, due 11/05/24[2]	28,000,000	27,983,604
5.389%, due 11/05/24[2]	35,000,000	34,979,544
5.399%, due 11/05/24[2]	15,000,000	14,991,217
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.810%, due 11/01/24[2]	150,000,000	150,000,000
Erste Finance Delaware LLC
4.830%, due 11/05/24[2]	365,000,000	364,804,117
4.830%, due 11/06/24[2]	345,000,000	344,768,562
4.830%, due 11/07/24[2]	150,000,000	149,879,250
Federation des Caisses Desjardins du Quebec
4.820%, due 11/07/24[2]	210,000,000	209,831,300
4.825%, due 11/06/24[2]	55,500,000	55,462,807
4.860%, due 12/16/24[2]	82,000,000	81,501,850
4.890%, due 12/16/24[2]	76,000,000	75,535,450
5.280%, due 01/13/25[2]	70,000,000	69,250,533
Mizuho Bank Ltd.
4.615%, due 01/09/25[2]	120,000,000	118,938,550
5.095%, due 12/02/24[2]	125,000,000	124,451,580
5.115%, due 11/27/24[2]	175,000,000	174,353,521
5.416%, due 11/07/24[2]	92,000,000	91,918,963
National Australia Bank Ltd.
5.010%, due 11/01/24[1,2]	120,000,000	120,000,000
5.010%, due 11/01/24[1,2]	50,000,000	50,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/01/24[1,2]	72,000,000	72,000,000
5.040%, due 11/01/24[1,2]	70,000,000	70,000,000
1 day USD SOFR + 0.280%, 5.090%, due 02/12/25[1,2]	71,000,000	71,000,000
Natixis SA
4.635%, due 01/02/25	62,000,000	61,505,085
4.840%, due 02/27/25	120,000,000	118,096,267
Nordea Bank Abp
4.990%, due 02/03/25[2]	35,000,000	34,543,969
5.070%, due 12/12/24[2]	75,000,000	74,566,937
5.090%, due 02/24/25[2]	75,000,000	73,780,521
NRW Bank
4.525%, due 04/11/25[2]	117,000,000	114,632,294
4.840%, due 02/07/25[2]	120,000,000	118,418,933

36

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Oversea-Chinese Banking Corp. Ltd.
5.010%, due 11/01/24[1,2]	$70,000,000	$70,000,000
5.010%, due 11/01/24[1,2]	72,000,000	72,000,000
5.010%, due 11/01/24[1,2]	50,000,000	50,000,000
5.020%, due 11/01/24[1,2]	65,000,000	65,000,000
5.030%, due 11/01/24[1,2]	50,000,000	50,000,000
5.170%, due 11/07/24[2]	78,000,000	77,932,790
5.301%, due 11/12/24[2]	200,000,000	199,684,056
Podium Funding Trust
4.560%, due 04/09/25	50,000,000	48,993,000
4.700%, due 01/15/25	40,000,000	39,608,333
5.120%, due 12/13/24	25,000,000	24,850,667
5.280%, due 02/03/25	70,000,000	69,034,933
5.290%, due 01/06/25	50,000,000	49,515,083
Skandinaviska Enskilda Banken AB
4.990%, due 11/01/24[1,2]	120,000,000	120,000,000
5.000%, due 11/01/24[1,2]	122,000,000	122,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/01/24[1,2]	65,000,000	64,997,116
5.120%, due 02/28/25[2]	15,400,000	15,139,364
5.200%, due 02/10/25[2]	70,000,000	68,978,778
5.290%, due 12/24/24[2]	39,000,000	38,696,266
Sumitomo Mitsui Trust Bank Ltd.
4.610%, due 01/10/25[2]	90,000,000	89,193,250
5.020%, due 12/13/24[2]	19,000,000	18,888,723
5.140%, due 01/06/25[2]	69,000,000	68,349,790
5.140%, due 01/16/25[2]	75,000,000	74,186,167
5.140%, due 01/23/25[2]	74,000,000	73,123,059
5.210%, due 11/13/24[2]	75,000,000	74,869,750
5.312%, due 01/06/25[2]	103,000,000	102,029,397
Svenska Handelsbanken AB
5.000%, due 04/15/25[2]	75,000,000	73,281,250
5.020%, due 11/01/24[1]	74,000,000	74,000,000
5.030%, due 11/01/24[1]	100,000,000	100,000,000
5.130%, due 04/07/25[2]	70,000,000	68,433,925
5.200%, due 01/03/25[2]	74,000,000	73,326,600
Swedbank AB
5.030%, due 11/01/24[1]	120,000,000	120,000,000
1 day USD SOFR + 0.230%, 5.050%, due 11/05/24[1,2]	74,000,000	74,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/18/24[1,2]	64,000,000	64,000,000
5.110%, due 12/26/24[2]	40,000,000	39,687,722
5.272%, due 12/26/24[2]	27,000,000	26,789,213
United Overseas Bank Ltd.
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.020%, due 11/01/24[1]	50,000,000	50,000,000
5.020%, due 11/01/24[1]	120,000,000	120,000,000
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.030%, due 11/01/24[1]	120,000,000	120,000,000

		8,221,169,994

Banking-U.S.—1.2%
Collateralized Commercial Paper FLEX Co. LLC 5.080%, due 11/01/24[1,2]	123,000,000	123,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
5.110%, due 11/01/24[1]	$50,000,000	$50,000,000
5.110%, due 11/01/24[1]	120,000,000	120,000,000

		293,000,000
Total commercial paper (cost—$11,791,875,164)		11,791,875,164

Time deposits—5.4%
Banking-non-U.S.—5.4%
ABN AMRO Bank NV 4.810%, due 11/01/24	675,000,000	675,000,000
Credit Agricole Corporate & Investment Bank SA 4.810%, due 11/01/24	369,000,000	369,000,000
Mizuho Bank Ltd. 4.820%, due 11/01/24	300,000,000	300,000,000
Total time deposits (cost—$1,344,000,000)		1,344,000,000

Repurchase agreements—38.8%
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $27,503,000 various asset-backed convertible bonds, 0.800% to 12.250% due 11/22/24 to 09/15/55; (value—$26,263,834); proceeds: $25,120,833[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/24 with BofA Securities, Inc., 4.840% due 11/01/24, collateralized by $265,245,964 Federal National Mortgage Association obligations, 3.500% due 04/01/42 to 08/01/42; (value—$25,704,000); proceeds: $25,203,388	25,200,000	25,200,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.160% due 12/05/24, collateralized by $59,638,000 various asset-backed convertible bonds, zero coupon to 7.750% due 02/15/25 to 11/02/62; (value—$56,569,603); proceeds: $51,075,000[3]	50,000,000	50,000,000
Repurchase agreement dated 10/31/24 with BNP Paribas Securities Corp, 4.960% due 11/01/24, collateralized by $63,204,860 various asset-backed convertible bonds, 0.250% to 13.000% due 11/12/24 to 03/08/34; (value—$55,191,351); proceeds: $50,006,889	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.060% due 11/07/24, collateralized by $65,313,177 various asset-backed convertible bonds, zero coupon to 9.250% due 11/21/24 to 09/09/62; (value—$60,228,454); proceeds: $55,138,500[3]	54,000,000	54,000,000

37

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $49,813,695 various asset-backed convertible bonds, 0.250% to 11.000% due 01/16/25 to 12/31/99; (value—$68,891,313); proceeds: $65,293,833[3]	$65,000,000	$65,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.060% due 11/07/24, collateralized by $85,335,417 various asset-backed convertible bonds, zero coupon to 14.750% due 11/15/24 to 08/15/61; (value—$81,398,320); proceeds: $76,581,250[3]	75,000,000	75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.200% due 01/29/25, collateralized by $107,627,547 various asset-backed convertible bonds, zero coupon to 9.625% due 01/16/25 to 06/01/65; (value—$104,752,485); proceeds: $102,166,667[3]	100,000,000	100,000,000
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $172,516,804 various asset-backed convertible bonds, 0.125% to 12.625% due 11/15/24 to 01/15/84; (value—$185,672,775); proceeds: $175,799,167[3]	175,000,000	175,000,000
Repurchase agreement dated 10/31/24 with BNP Paribas Securities Corp, 4.920% due 11/01/24, collateralized by $3,966,838 Federal Home Loan Mortgage Corp., obligations, 1.246% to 3.208% due 02/25/26 to 10/25/35, $200 U.S. Treasury Inflation Index Notes, 0.125% due 10/15/26 and $398,481,686 various asset-backed convertible bonds, zero coupon to 9.156% due 11/10/24 to 02/15/2119; (value—$185,075,433); proceeds: $175,023,917	175,000,000	175,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with Barclays Bank PLC, 4.860% due 11/01/24, collateralized by $326,712,900 U.S. Treasury Inflation Index Bonds, 1.500% to 3.625% due 04/15/28 to 02/15/53 and $2,819,776,900 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 10/15/25 to 01/15/34; (value—$3,473,100,068); proceeds: $3,450,459,675	$3,405,000,000	$3,405,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $251,268,100 U.S. Treasury Notes, 3.875% to 4.250% due 03/31/25 to 12/31/34, $1,339,412,400 U.S. Treasury Bill, zero coupon due 12/24/24 to 01/30/25 and $3,228,866,100 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 01/15/25 to 04/15/25; (value—$5,610,000,131); proceeds: $5,500,744,028	5,500,000,000	5,500,000,000
Total repurchase agreements (cost—$9,699,200,000)		9,699,200,000
Total investments (cost—$24,697,075,164 which approximates cost for federal income tax purposes)—98.8%		24,697,075,164

Other assets in excess of liabilities—1.2%		302,032,531
Net assets—100.0%		$24,999,107,695

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

38

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,862,000,000	$—	$1,862,000,000
Commercial paper	—	11,791,875,164	—	11,791,875,164
Time deposits	—	1,344,000,000	—	1,344,000,000
Repurchase agreements	—	9,699,200,000	—	9,699,200,000
Total	$—	$24,697,075,164	$—	$24,697,075,164

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,813,157,257, represented 39.3% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2024.

See accompanying notes to financial statements.

39

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—94.0%
Arizona—2.3%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C-RMK, 4.050%, VRD	$14,145,000	$14,145,000
Industrial Development Authority of the City of Phoenix Arizona, Mayo Clinic Arizona, Revenue Bonds, Series B-REM, 3.830%, VRD	6,950,000	6,950,000

		21,095,000

California—2.6%
City of Irvine CA, Series A, 3.100%, VRD	5,750,000	5,750,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Series A-5-REM, 3.100%, VRD	5,000,000	5,000,000
San Mateo County Transit District Sales Tax Revenue, Revenue Bonds, Series B, 3.100%, VRD	7,150,000	7,150,000
State of California, GO Bonds, Series A2-RMKT, 3.000%, VRD	4,000,000	4,000,000
Series A3-RMKT, 3.150%, VRD	2,000,000	2,000,000

		23,900,000

Connecticut—2.2%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds,
Series V-1, 3.600%, VRD	11,685,000	11,685,000
Series V-2, 3.600%, VRD	8,575,000	8,575,000

		20,260,000

District of Columbia—1.4%
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Subseries D-2, 4.000%, VRD	12,770,000	12,770,000

Florida—1.7%
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Refunding, Revenue Bonds, Series B, 4.000%, VRD	15,605,000	15,605,000

Illinois—10.8%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds, 3.450%, VRD	9,700,000	9,700,000

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds, Series G, 3.240%, VRD	$7,500,000	$7,500,000
Illinois Finance Authority, Northwestern Memorial Healthcare Obligated Group, Revenue Bonds, Series B, 4.000%, VRD	13,900,000	13,900,000
Illinois Finance Authority, OSF Healthcare System Obligated Group, Refunding, Revenue Bonds,
Series B, 3.600%, VRD	30,155,000	30,155,000
Series C, 4.000%, VRD	4,500,000	4,500,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds,
3.340%, VRD	6,410,000	6,410,000
3.340%, VRD	6,550,000	6,550,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds,
Series E-1-REMK, 3.250%, VRD	16,250,000	16,250,000
Series E-2-REMK, 3.250%, VRD	900,000	900,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds, 3.250%, VRD	3,630,000	3,630,000

		99,495,000

Indiana—6.6%
Indiana Finance Authority, Ascension Health Credit Group, Revenue Bonds, Series E4, 3.250%, VRD	17,440,000	17,440,000
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.850%, VRD	43,095,000	43,095,000

		60,535,000

Maryland—3.2%
County of Montgomery, GO Bonds, Series E, 3.950%, VRD	29,440,000	29,440,000

Massachusetts—0.7%
Massachusetts Health & Educational Facilities Authority, Baystate Medical Obligated Group, Revenue Bonds, Series J-2-R, 3.950%, VRD	6,250,000	6,250,000

40

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Michigan—1.6%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds, 4.050%, VRD	$14,300,000	$14,300,000

Mississippi—3.6%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 4.000%, VRD	4,750,000	4,750,000
Series B, 4.000%, VRD	7,500,000	7,500,000
Series B, 4.000%, VRD	2,800,000	2,800,000
Series C, 4.000%, VRD	8,910,000	8,910,000
Series C, 4.000%, VRD	650,011	650,011
Series E, 4.000%, VRD	950,000	950,000
Series I, 4.000%, VRD	2,500,000	2,500,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series G, 4.000%, VRD	5,000,000	5,000,000

		33,060,011

Missouri—4.5%
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 3.240%, VRD	9,420,000	9,420,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 3.950%, VRD	5,690,000	5,690,000
Series B-2-REMK, 4.000%, VRD	9,265,000	9,265,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds,
Series B, 3.950%, VRD	7,000,000	7,000,000
Series C-REMK, 3.900%, VRD	9,700,000	9,700,000

		41,075,000

Nebraska—1.5%
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group, Refunding, Revenue Bonds, Series A, 3.950%, VRD	13,910,000	13,910,000

	Face amount	Value
Municipal bonds—(continued)
New Jersey—0.3%
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, Revenue Bonds, Series B, 3.350%, VRD	$2,870,000	$2,870,000

New York—20.8%
City of New York, GO Bonds,
Subseries D-4, 4.000%, VRD	5,300,000	5,300,000
Subseries L-4, 3.900%, VRD	3,305,000	3,305,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1-REMK, 4.000%, VRD	34,380,000	34,380,000
Subseries 2012G-1-REMK, 4.000%, VRD	32,730,000	32,730,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A-RMKT, 3.290%, VRD	11,500,000	11,500,000
New York City Municipal Water Finance Authority, Revenue Bonds, 4.050%, VRD	38,835,000	38,835,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-4, 3.880%, VRD	36,770,000	36,770,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A2, 3.250%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 3.300%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds, Series 2005B-4C-REMK, 3.900%, VRD	22,575,000	22,575,000

		191,395,000

North Carolina—1.5%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Revenue Bonds, Series E-REMK, 4.000%, VRD	14,250,000	14,250,000

41

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Ohio—4.9%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 3.350%, VRD	$9,500,000	$9,500,000
Series B-R, 3.350%, VRD	2,940,000	2,940,000
Series C-R, 3.350%, VRD	4,985,000	4,985,000
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series E, 4.000%, VRD	25,645,000	25,645,000
Series F, 3.900%, VRD	1,950,000	1,950,000

		45,020,000

Pennsylvania—12.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds, Series C, 4.000%, VRD	33,075,000	33,075,000
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds, 3.240%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds, 3.340%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 3.230%, VRD	12,500,000	12,500,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B-REMK, 3.240%, VRD	19,585,000	19,585,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds, 3.240%, VRD	6,000,000	6,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.230%, VRD	16,950,000	16,950,000

		111,755,000

Texas—7.9%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series B, 4.050%, VRD	30,420,000	30,420,000

	Face amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 4.050%, VRD	$2,500,000	$2,500,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds, 3.290%, VRD	7,420,000	7,420,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Refunding, Revenue Bonds, 4.050%, VRD	5,000,000	5,000,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 4.050%, VRD	10,300,000	10,300,000
State of Texas, Veterans, GO Bonds, Series C-REM, 3.350%, VRD	8,285,000	8,285,000
Texas Department of Transportation State Highway Fund, Revenue Bonds, Series B REMK 3, 3.260%, VRD	8,500,000	8,500,000

		72,425,000

Virginia—0.3%
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 3.240%, VRD	2,350,000	2,350,000

Washington—2.9%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK 9, 3.250%, VRD	26,990,000	26,990,000

West Virginia—0.1%
West Virginia Hospital Finance Authority, University Health System Obligated Group, Refunding, Revenue Bonds, Series D, 3.240%, VRD	765,000	765,000

Wisconsin—0.4%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds, Series A, 4.000%, VRD	4,000,000	4,000,000
Total municipal bonds (cost—$863,515,011)		863,515,011

42

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—2.2%
New York—2.2%
City of Rochester 3.380%, due 11/19/24 (cost—$20,000,000)		$20,000,000
Total investments (cost—$883,515,011 which approximates cost for federal income tax purposes)—96.2%		883,515,011

Other assets in excess of liabilities—3.8%		34,687,211
Net assets—100.0%		$918,202,222

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Municipal bonds	$—	$863,515,011	$—	$863,515,011
Tax-exempt commercial paper	—	20,000,000	—	20,000,000
Total	$—	$883,515,011	$—	$883,515,011

At October 31, 2024, there were no transfers in or out of Level 3.

See accompanying notes to financial statements.

43

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

GO	General Obligation

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2024 and reset periodically.

See accompanying notes to financial statements.

44

Master Trust

Statement of assets and liabilities

October 31, 2024 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$16,839,494,332	$25,986,508,384	$8,226,518,173	$14,997,875,164	$883,515,011
Repurchase agreements	10,889,000,000	16,869,000,000	—	9,699,200,000	—

Investments, at value
Investment	16,839,494,332	25,986,508,384	8,226,518,173	14,997,875,164	883,515,011
Repurchase agreements	10,889,000,000	16,869,000,000	—	9,699,200,000	—
Cash	402,348,048	671,747,457	18,619,402	374,554,044	2,275,229
Receivable for investments sold	—	—	—	—	29,909,874
Receivable for interest	16,453,627	3,810,521	69,706	26,382,070	2,581,175
Deferred offering costs	—	—	51,851	—	—
Total assets	28,147,296,007	43,531,066,362	8,245,259,132	25,098,011,278	918,281,289

Liabilities:
Payable for investments purchased	272,943,720	422,717,891	392,160,806	95,743,305	—
Payable to affiliate	2,307,387	3,621,284	563,003	2,036,055	79,067
Payable to custodian	—	—	17,326	—	—
Accrued expenses and other liabilities	—	—	20,136	1,124,223	—
Total liabilities	275,251,107	426,339,175	392,761,271	98,903,583	79,067
Net assets, at value	$27,872,044,900	$43,104,727,187	$7,852,497,861	$24,999,107,695	$918,202,222

See accompanying notes to financial statements.

45

Master Trust

Statement of operations

For the six months ended October 31, 2024 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$674,843,520	$1,087,651,326	$103,387,899	$481,735,684	$20,382,528
Expenses:
Investment advisory and administration fees	12,773,170	20,481,569	1,995,436	9,007,237	610,032
Custody and fund accounting fees	—	—	13,021	—	—
Trustees’ fees	55,290	87,865	36,205	43,840	12,749
Professional services fees	—	—	74,611	—	—
Printing and shareholder report fees	—	—	3,758	—	—
Amortization of offering costs	—	—	19,793	—	—
Other expenses	—	—	7,572	—	—
Total expenses	12,828,460	20,569,434	2,150,396	9,051,077	622,781
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(136,603)	—	—
Net expenses	12,828,460	20,569,434	2,013,793	9,051,077	622,781
Net investment income (loss)	662,015,060	1,067,081,892	101,374,106	472,684,607	19,759,747
Net realized gain (loss)	460,571	—	17,552	52,946	—
Net increase (decrease) in net assets resulting from operations	$662,475,631	$1,067,081,892	$101,391,658	$472,737,553	$19,759,747

See accompanying notes to financial statements.

46

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 662,015,060	$ 1,049,914,890
Net realized gain (loss)	460,571	—
Net increase (decrease) in net assets resulting from operations	662,475,631	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	3,886,098,698	3,038,590,921
Net increase (decrease) in net assets	4,548,574,329	4,088,505,811
Net assets:

Beginning of period	23,323,470,571	19,234,964,760
End of period	$27,872,044,900	$23,323,470,571

	Treasury Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 1,067,081,892	$ 1,933,416,360
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	1,067,081,892	1,933,416,360
Net increase (decrease) in net assets from beneficial interest transactions	2,940,615,028	2,285,766,889
Net increase (decrease) in net assets	4,007,696,920	4,219,183,249
Net assets:

Beginning of period	39,097,030,267	34,877,847,018
End of period	$43,104,727,187	$39,097,030,267

	100% US Treasury Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$ 101,374,106	$ 175,126
Net realized gain (loss)	17,552	—
Net increase (decrease) in net assets resulting from operations	101,391,658	175,126
Net increase (decrease) in net assets from beneficial interest transactions	7,726,007,191	24,923,886
Net increase (decrease) in net assets	7,827,398,849	25,099,012
Net assets:

Beginning of period	25,099,012	—
End of period	$7,852,497,861	$25,099,012

[1]	Commencement of operations.

See accompanying notes to financial statements.

47

Master Trust

Statement of changes in net assets (continued)

	Prime CNAV Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 472,684,607	$ 646,042,580
Net realized gain (loss)	52,946	428
Net increase (decrease) in net assets resulting from operations	472,737,553	646,043,008
Net increase (decrease) in net assets from beneficial interest transactions	11,169,419,191	3,744,622,503
Net increase (decrease) in net assets	11,642,156,744	4,390,665,511
Net assets:

Beginning of period	13,356,950,951	8,966,285,440
End of period	$24,999,107,695	$13,356,950,951

	Tax-Free Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 19,759,747	$ 33,580,303
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	19,759,747	33,580,303
Net increase (decrease) in net assets from beneficial interest transactions	(253,657,221)	196,778,540
Net increase (decrease) in net assets	(233,897,474)	230,358,843
Net assets:

Beginning of period	1,152,099,696	921,740,853
End of period	$918,202,222	$1,152,099,696

See accompanying notes to financial statements.

48

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.06%	0.10%	0.10%
Net investment income (loss)	5.16%[1]	5.25%	3.78%	0.02%	0.09%	1.75%
Supplemental data:
Total investment return[2]	2.64%	5.39%	3.14%	0.03%	0.08%	1.74%
Net assets, end of period (000’s)	$27,872,045	$23,323,471	$19,234,965	$4,297,678	$8,822,693	$17,762,675

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

49

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.06%	0.09%	0.10%
Net investment income (loss)	5.15%[1]	5.24%	3.23%	0.04%	0.09%	1.56%
Supplemental data:
Total investment return[2]	2.63%	5.36%	3.06%	0.04%	0.08%	1.70%
Net assets, end of period (000’s)	$43,104,727	$39,097,030	$34,877,847	$21,681,389	$32,675,191	$34,803,721

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

50

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	0.11%[2]	1.73%[2]
Expenses after fee waivers	0.10%[2]	0.10%[2]
Net investment income (loss)	5.03%[2]	5.26%[2]
Supplemental data:
Total investment return[3]	2.71%	0.70%
Net assets, end of period (000’s)	$7,852,498	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

51

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.22%[1]	5.41%	3.84%	0.08%	0.19%	1.83%
Supplemental data:
Total investment return[2]	2.70%	5.55%	3.27%	0.09%	0.17%	1.90%
Net assets, end of period (000’s)	$24,999,108	$13,356,951	$8,966,285	$1,908,435	$4,449,407	$7,495,231

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

52

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.05%	0.09%	0.10%
Net investment income (loss)	3.17%[1]	3.27%	1.84%	0.05%	0.04%	1.19%
Supplemental data:
Total investment return[2]	1.61%	3.33%	1.85%	0.05%	0.04%	1.23%
Net assets, end of period (000’s)	$918,202	$1,152,100	$921,741	$883,686	$814,225	$2,573,583

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

53

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with five series.

Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) (formerly, UBS Asset Management (Americas) Inc.) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and

54

Master Trust

Notes to financial statements (unaudited)

Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime CNAV Master Fund and Tax-Free Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund

55

Master Trust

Notes to financial statements (unaudited)

and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended October 31, 2024, the Board of Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

56

Master Trust

Notes to financial statements (unaudited)

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Master Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2024, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,307,387
Treasury Master Fund	3,621,284
100% US Treasury Master Fund	563,003
Prime CNAV Master Fund	2,036,055
Tax-Free Master Fund	79,067

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interestholders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

57

Master Trust

Notes to financial statements (unaudited)

During the period ended October 31, 2024, UBS AM waived the below amount, which is subject to future recoupment:

Fund	Amounts waived by UBS AM	Expires April 30, 2028
100% US Treasury Master Fund	$136,603	$136,603

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$54,036,535,957	$56,516,921,636
Withdrawals	(50,150,437,259)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$3,886,098,698	$3,038,590,921

Treasury Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$48,862,125,090	$82,757,159,468
Withdrawals	(45,921,510,062)	(80,471,392,579)
Net increase (decrease) in beneficial interest	$2,940,615,028	$2,285,766,889

100% US Treasury Master Fund
	For the six months ended October 31, 2024	For the period from March 13, 2024[1] to April 30, 2024
Contributions	$8,991,724,870	$58,385,304
Withdrawals	(1,265,717,679)	(33,461,418)
Net increase (decrease) in beneficial interest	$7,726,007,191	$24,923,886
[1] Commencement of operations.
Prime CNAV Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$23,024,873,174	$9,745,111,848
Withdrawals	(11,855,453,983)	(6,000,489,345)
Net increase (decrease) in beneficial interest	$11,169,419,191	$3,744,622,503

Tax-Free Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$801,110,441	$1,572,373,118
Withdrawals	(1,054,767,662)	(1,375,594,578)
Net increase (decrease) in beneficial interest	$(253,657,221)	$196,778,540

58

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2024, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Fund

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. The purpose of the transaction was to respond to regulatory changes. In exchange, the applicable Destination Fund assumed all of the liabilities of the applicable Target Fund and issued interest(s) to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of an interest(s) of the Target Fund for an interest(s) of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

59

Master Trust

Notes to financial statements (unaudited)

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the period ended October 31, 2024 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
Prime CNAV Master Fund	$762,866,853	$(1,803,740)	$761,063,113

Subsequent Event

Upon the recommendation of UBS AM, Tax-Free Master Fund’s investment adviser/administrator, the Board of Trustees of Master Trust approved the liquidation of Tax-Free Master Fund pursuant to a Plan of Liquidation. All interests of Tax-Free Master Fund were liquidated on December 13, 2024.

60

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2024. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

S1664

UBS Preferred Funds

Semiannual Financial Statements  |  October 31, 2024

Includes:

•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Select 100% US Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2024 (unaudited)

	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select 100% US Treasury Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$17,445,647,129	$23,021,363,640	$3,342,925,255
Investments in Master Fund, at value	17,445,647,129	23,021,363,640	3,342,925,255
Receivable from affiliate	—	—	6,692
Deferred offering cost	—	—	42,180
Other assets	—	—	10,912
Total assets	17,445,647,129	23,021,363,640	3,342,985,039

Liabilities:
Dividends payable to shareholders	66,227,369	90,829,900	12,796,594
Payable to affiliate	466,940	732,513	—
Payable to custodian	—	—	6,842
Accrued expenses and other liabilities	—	—	62,710
Total liabilities	66,694,309	91,562,413	12,866,146
Net assets	$17,378,952,820	$22,929,801,227	$3,330,118,893

Net assets consists of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	17,378,685,155	22,929,801,227	3,330,111,048
Distributable earnings (accumulated losses)	267,665	—	7,845
Net assets	$17,378,952,820	$22,929,801,227	$3,330,118,893
Shares outstanding	17,378,685,155	22,929,801,227	—
Net asset value per share	$ 1.00	$ 1.00	$ —

Class P
Net assets			$ 198,252,620
Shares outstanding			198,252,065
Net asset value per share			$ 1.00

Class T
Net assets			$3,131,866,273
Shares outstanding			3,131,858,983
Net asset value per share			$ 1.00

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2024 (unaudited)

	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$11,219,774,429	$343,165,106
Investments in Master Fund, at value	11,219,774,429	343,165,106
Total assets	11,219,774,429	343,165,106

Liabilities:
Dividends payable to shareholders	45,192,749	935,872
Payable to affiliate	328,097	2,223
Total liabilities	45,520,846	938,095
Net assets	$11,174,253,583	$342,227,011
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	11,174,247,796	342,226,988
Distributable earnings (accumulated losses)	5,787	23
Net assets	$11,174,253,583	$342,227,011
Shares outstanding	11,174,119,257	342,227,033
Net asset value per share	$ 1.00	$ 1.00

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2024 (unaudited)

	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select 100% US Treasury Preferred Fund
Investment income:
Interest income allocated from Master Fund	$406,920,901	$560,403,323	$47,476,751
Expenses allocated from Master Fund	(7,735,042)	(10,601,943)	(923,273)
Net investment income allocated from Master Fund	399,185,859	549,801,380	46,553,478
Expenses:
Administration fees	6,141,780	8,477,833	722,748
Transfer agency and related services fees	—	—	14,820
Accounting fees	—	—	5,142
Trustees’ fees	37,419	48,466	27,983
Professional fees	—	—	64,852
Reports and notices to shareholders	—	—	4,879
State registration fees	—	—	2,640
Offering cost	—	—	31,434
SEC registration fees	—	—	50,910
Other expenses	—	—	10,737
Total expenses	6,179,199	8,526,299	936,145
Fee waivers by administrator	(3,088,474)	(4,263,790)	(569,750)
Net expenses	3,090,725	4,262,509	366,395
Net investment income (loss)	396,095,134	545,538,871	46,187,083
Net realized gain (loss) allocated from Master Fund	268,990	—	7,845
Net increase (decrease) in net assets resulting from operations	396,364,124	545,538,871	46,194,928

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2024 (unaudited)

	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Investment income:
Interest income allocated from Master Fund	$215,148,134	$8,502,185
Expenses allocated from Master Fund	(4,042,082)	(259,869)
Net investment income allocated from Master Fund	211,106,052	8,242,316
Expenses:
Administration fees	3,201,657	196,217
Trustees’ fees	25,246	11,423
Total expenses	3,226,903	207,640
Fee waivers by administrator	(1,613,330)	(103,821)
Net expenses	1,613,573	103,819
Net investment income (loss)	209,492,479	8,138,497
Net realized gain (loss) allocated from Master Fund	23,721	—
Net increase (decrease) in net assets resulting from operations	209,516,200	8,138,497

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 396,095,134	$ 641,305,070
Net realized gain (loss) allocated from Master Fund	268,990	—
Net increase (decrease) in net assets resulting from operations	396,364,124	641,305,070
Total distributions	(396,096,025)	(641,305,070)
Net increase (decrease) in net assets from beneficial interest transactions	2,978,783,253	1,904,971,060
Net increase (decrease) in net assets	2,979,051,352	1,904,971,060
Net assets:

Beginning of period	14,399,901,468	12,494,930,408
End of period	$17,378,952,820	$14,399,901,468

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 545,538,871	$1,045,758,940
Net increase (decrease) in net assets resulting from operations	545,538,871	1,045,758,940
Total distributions	(545,538,871)	(1,046,244,696)
Net increase (decrease) in net assets from beneficial interest transactions	3,316,541,046	1,235,529,680
Net increase (decrease) in net assets	3,316,541,046	1,235,043,924
Net assets:

Beginning of period	19,613,260,181	18,378,216,257
End of period	$22,929,801,227	$19,613,260,181

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Select 100% US Treasury Preferred Fund
	For the six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$ 46,187,083	$ 115,510
Net realized gain (loss) allocated from Master Fund	7,845	—
Net increase (decrease) in net assets resulting from operations	46,194,928	115,510
Total distributions—Class P2	(2,205,210)	—
Total distributions—Class T	(43,981,873)	(115,510)
Total distributions	(46,187,083)	(115,510)
Net increase (decrease) in net assets from beneficial interest transactions	3,313,396,719	16,714,329
Net increase (decrease) in net assets	3,313,404,564	16,714,329
Net assets:

Beginning of period	16,714,329	—
End of period	$3,330,118,893	$16,714,329

1.	Commencement of operations.
2.	For the period from June 28, 2024 (commencement of operations) to October 31, 2024

	UBS Prime Preferred Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 209,492,479	$ 283,810,966
Net realized gain (loss) allocated from Master Fund	23,721	200
Net increase (decrease) in net assets resulting from operations	209,516,200	283,811,166
Total distributions	(209,492,479)	(283,810,966)
Net increase (decrease) in net assets from beneficial interest transactions	5,234,460,836	2,416,827,505
Net increase (decrease) in net assets	5,234,484,557	2,416,827,705
Net assets:

Beginning of period	5,939,769,026	3,522,941,321
End of period	$11,174,253,583	$5,939,769,026

See accompanying notes to financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 8,138,497	$ 14,544,077
Net realized gain (loss) allocated from Master Fund	—	(10)
Net increase (decrease) in net assets resulting from operations	8,138,497	14,544,067
Total distributions	(8,138,497)	(14,544,077)
Net increase (decrease) in net assets from beneficial interest transactions	(204,607,745)	217,765,068
Net increase (decrease) in net assets	(204,607,745)	217,765,058
Net assets:

Beginning of period	546,834,756	329,069,698
End of period	$342,227,011	$ 546,834,756

See accompanying notes to financial statements.

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.052	0.030	0.000 [1]	0.001	0.017
Net realized and unrealized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.052	0.030	0.000 [1]	0.001	0.017
Dividends from net investment income	(0.026)	(0.052)	(0.030)	(0.000)[1]	(0.001)	(0.017)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.026)	(0.052)	(0.030)	(0.000)[1]	(0.001)	(0.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.56%	5.29%	3.02%	0.02%	0.06%	1.70%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.14%	0.09%	0.06%	0.13%	0.14%
Net investment income (loss)[3]	5.13%[4]	5.22%	3.93%	0.02%	0.07%	1.57%
Supplemental data:
Net assets, end of period (000’s)	$17,378,953	$14,399,901	$12,494,930	$1,182,128	$4,088,692	$9,953,778

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.052	0.030	0.000 [1]	0.001	0.017
Net realized and unrealized gain (loss)	—	—	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.052	0.030	0.000 [1]	0.001	0.017
Dividends from net investment income	(0.026)	(0.052)	(0.030)	(0.000)[1]	(0.001)	(0.017)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.026)	(0.052)	(0.030)	(0.000)[1]	(0.001)	(0.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.55%	5.27%	2.95%	0.03%	0.06%	1.66%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.07%	0.11%	0.14%
Net investment income (loss)[3]	5.12%[4]	5.21%	3.21%	0.03%	0.07%	1.50%
Supplemental data:
Net assets, end of period (000’s)	$22,929,801	$19,613,260	$18,378,216	$11,895,704	$18,934,966	$15,924,921

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select 100% US Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class P
For the period from June 28, 2024[1] to October 31, 2024
Net asset value, beginning of period	$1.00
Net investment income (loss)	0.017
Net Realized and unrealized gain (loss)	0.000 [2]
Net increase (decrease) from operations	0.017
Dividends from net investment income	(0.017)
Net asset value, end of period	$1.00
Total investment return[3]	1.75%
Ratios to average net assets:
Expenses before fee waivers[4]	0.20%[5]
Expenses after fee waivers[4]	0.14%[5]
Net investment income (loss) [4]	4.93%[5]
Supplemental data:
Net assets, end of period (000’s)	$198,253

Class T
	Six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.026	0.007
Net Realized and unrealized gain (loss)	0.000 [2]	—
Net Increase (decrease) from operations	0.026	0.007
Dividends from net Investment Income	(0.026)	(0.007)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	2.59%	0.70%
Ratios to average net assets:
Expenses before fee waivers[4]	0.20%[5]	1.82%[5]
Expenses after fee waivers[4]	0.14%[5]	0.14%[5]
Net Investment Income (Loss) [4]	5.02%[5]	5.22%[5]
Supplemental data:
Net assets, end of period(000’s)	$3,131,866	$16,714

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.026	0.054	0.032	0.001	0.001	0.018
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.026	0.054	0.032	0.001	0.001	0.018
Dividends from net investment income	(0.026)	(0.054)	(0.032)	(0.001)	(0.001)	(0.018)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.026)	(0.054)	(0.032)	(0.001)	(0.001)	(0.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.61%	5.44%	3.15%	0.05%	0.13%	1.86%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense 3reimbursements[3]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	5.19%[4]	5.39%	3.98%	0.03%	0.14%	1.72%
Supplemental data:
Net assets, end of period (000’s)	$11,174,254	$5,939,769	$3,522,941	$342,748	$1,421,887	$1,261,243

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.016	0.032	0.018	0.000 [1]	0.000 [1]	0.012
Net realized and unrealized gain (loss)	—	(0.000)[1]	0.000 [1]	0.000 [1]	—	—
Net increase (decrease) from operations	0.016	0.032	0.018	0.000 [1]	0.000 [1]	0.012
Dividends from net investment income	(0.016)	(0.032)	(0.018)	(0.000)[1]	(0.000)[1]	(0.012)
Distributions from net realized gains	—	—	0.000 [1]	—	—	—
Total dividends and distributions	(0.016)	(0.032)	(0.018)	(0.000)[1]	(0.000)[1]	(0.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.56%	3.25%	1.76%	0.04%	0.02%	1.19%
Ratios to average net assets:
Expenses before fee waiver[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.07%	0.12%	0.14%
Net investment income (loss)[3]	3.14%[4]	3.24%	1.91%	0.06%	0.03%	1.12%
Supplemental data:
Net assets, end of period (000’s)	$342,227	$546,835	$329,070	$189,491	$35,891	$280,243

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Select 100% US Treasury Preferred Fund (“100% US Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fifteen series. The financial statements for the other series of the Trust are not included herein.

100% US Treasury Preferred Fund currently offers Class T and Class P shares. Each class represents an interest in the same assets of the Fund, and the classes are identical except for minimum initial investment levels and that Class P shares are available only to certain types of investors.

Government Preferred Fund, Treasury Preferred Fund, 100% US Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Preferred Fund and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and 100% US Treasury Preferred Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) (formerly, UBS Asset Management (Americas) Inc.) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (62.59% for Government Preferred Fund, 53.41% for Treasury Preferred Fund, 42.57% for 100% US Treasury Preferred Fund, 44.88% for Prime CNAV Preferred Fund, and 37.37% for Tax-Free Preferred Fund at October 31, 2024).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

UBS Preferred Funds

Notes to financial statements (unaudited)

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, 100% US Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund, Treasury Preferred and 100% US Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund. For the period ended October 31, 2024, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees.

By operating as “government money market funds”, Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Preferred Fund, deferred offering costs are amortized over a period of 12 months.

UBS Preferred Funds

Notes to financial statements (unaudited)

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Preferred Fund	0.08%
Treasury Preferred Fund	0.08
100% US Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2024, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Government Preferred Fund	$1,034,241
Treasury Preferred Fund	1,521,832
100% US Treasury Preferred Fund	220,080
Prime CNAV Preferred Fund	706,395
Tax-Free Preferred Fund	26,691

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ (with the exception of the 100% US Treasury Preferred Fund’s) expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At October 31, 2024, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

With respect to 100% US Treasury Preferred Fund, such Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. This Fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2025 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.14%. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

UBS Preferred Funds

Notes to financial statements (unaudited)

The remaining Funds (that is, other than 100% US Treasury Preferred Fund) and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through August 31, 2025 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At October 31, 2024, taking both fee waiver arrangements mentioned above into account, UBS AM owed the Funds and for the period ended October 31, 2024, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment, except with respect to 100% US Treasury Preferred Fund:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Preferred Fund	$567,301	$3,088,474
Treasury Preferred Fund	789,319	4,263,790
100% US Treasury Preferred Fund	226,772	569,750
Prime CNAV Preferred Fund	378,298	1,613,330
Tax-Free Preferred Fund	24,468	103,821

At October 31, 2024, the Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers expense Reimbursement subject to repayment	Expires April 30, 2027	Expires April 30, 2028
100% US Treasury Preferred Fund- Class P	$35,601	$7,413	$28,188
100% US Treasury Preferred Fund- Class T	570,697	29,136	541,561

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2024, there were no amounts owed by UBS AM for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended October 31, 2024 and April 30, 2024 were as follows:

Government Preferred Fund
	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$47,864,400,743	$65,569,654,562
Shares repurchased	(45,227,438,448)	(64,221,359,069)
Dividends reinvested	341,820,958	556,675,567
Net increase (decrease) in beneficial interest	$2,978,783,253	$1,904,971,060

Treasury Preferred Fund
	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$58,855,311,730	$100,810,862,352
Shares repurchased	(55,936,606,232)	(100,337,170,951)
Dividends reinvested	397,835,548	761,838,279
Net increase (decrease) in beneficial interest	$3,316,541,046	$1,235,529,680

UBS Preferred Funds

Notes to financial statements (unaudited)

100% US Treasury Preferred Fund
Class P	For the period from June 28, 2024[1] to October 31, 2024
Shares Sold	$465,240,578
Shares repurchased	(268,126,385)
Dividends Reinvested	1,137,872
Net increase (decrease) in beneficial interest	$198,252,065

Class T	For the six months ended October 31, 2024	For the period from March 13, 2024[1] to April 30, 2024
Shares Sold	$5,063,375,451	$25,025,026
Shares repurchased	(1,979,550,912)	(8,354,781)
Dividends Reinvested	31,320,115	44,084
Net increase (decrease) in beneficial interest	$3,115,144,654	$16,714,329

[1].	Commencement of operations.

Prime CNAV Preferred Fund
	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$13,574,326,791	$13,755,605,114
Shares repurchased	(8,532,702,689)	(11,593,752,682)
Dividends reinvested	192,836,734	254,975,073
Net increase (decrease) in beneficial interest	$5,234,460,836	$2,416,827,505

Tax-Free Preferred Fund
	For the six months ended October 31, 2024	For the year ended April 30, 2024
Shares sold	$783,395,976	$1,700,527,589
Shares repurchased	(995,681,553)	(1,495,223,847)
Dividends reinvested	7,677,832	12,461,326
Net increase (decrease) in beneficial interest	$(204,607,745)	$217,765,068

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

UBS Preferred Funds

Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2024 was as follows:

	2024
Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from net long-term capital gains
Government Preferred Fund	$—	$641,305,070	$—
Treasury Preferred Fund	—	1,045,758,940	485,756
100% US Treasury Preferred Fund	—	115,510	—
Prime CNAV Preferred Fund	—	283,810,966	—
Tax-Free Preferred Fund	14,544,077	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2025.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2024, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024, and since inception for the 100% US Treasury Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Fund

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
UBS Select Prime Preferred Fund	UBS Prime Preferred Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued shares to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of shares of the Target Fund for shares of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
UBS Select Prime Preferred Fund	3,182,571,524	UBS Prime Preferred Fund	3,182,235,477	$3,182,235,477	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Target Fund shares outstanding on Reorganization Date.

UBS Preferred Funds

Notes to financial statements (unaudited)

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
UBS Select Prime Preferred Fund	$813,994	$3,196,476,555	UBS Prime Preferred Fund	$7,553,528,357	$10,750,004,912

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the period ended October 31, 2024 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
UBS Prime Preferred Fund	$334,321,313	$236,780	$334,558,092

Subsequent Event

Upon the recommendation of UBS AM, UBS Tax-Free Preferred Fund’s investment adviser/ administrator,the Board of Trustees of UBS Series Funds approved the liquidation of UBS Tax-Free Preferred Fund pursuant to a Plan of Liquidation. All shares of UBS Tax-Free Preferred Fund were liquidated on December 13, 2024.

Master Trust

Semiannual Financial Statements  |  October 31, 2024

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2024 to October 31, 2024.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2024	Ending account value October 31, 2024	Expenses paid during period 05/01/24 to 10/31/24[1]	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,026.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,026.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

100% US Treasury Master Fund
Actual	$1,000.00	$1,027.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,027.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,016.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1
U.S. government agency obligations	5.0
Other assets in excess of liabilities	0.5
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
U.S. Treasury obligations	60.3%
Repurchase agreements	39.1
Other assets in excess of liabilities	0.6
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	44 days

Portfolio composition[2]
U.S. Treasury obligations	104.8%
Liabilities in excess of other assets	(4.8)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	20 days

Top five issuer breakdown by country or territory of origin[2]
United States	53.5%
Singapore	7.5
Sweden	6.6
Japan	5.6
Canada	5.1
Total	78.3%

Portfolio composition[2]
Commercial paper	47.2%
Repurchase agreements	38.8
Certificates of deposit	7.4
Time deposits	5.4
Other assets in excess of liabilities	1.2
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	3 days

Portfolio composition
Municipal bonds	94.0%
Tax-exempt commercial paper	2.2
Other assets in excess of liabilities	3.8
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—5.0%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.722%, due 06/30/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.105%, 4.915%, due 11/22/24[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 05/01/25[1]	33,000,000	33,000,000
1 day USD SOFR + 0.150%, 4.960%, due 01/03/25[1]	23,000,000	23,000,000
1 day USD SOFR + 0.155%, 4.965%, due 05/02/25[1]	70,000,000	70,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/18/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 01/30/25[1]	10,000,000	10,000,000
1 day USD SOFR + 0.160%, 4.970%, due 05/15/25[1]	45,000,000	45,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/07/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/04/25[1]	30,000,000	30,000,000
1 day USD SOFR + 0.160%, 4.970%, due 10/17/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.170%, 4.980%, due 01/23/25[1]	24,000,000	24,000,000
1 day USD SOFR + 0.200%, 5.010%, due 12/05/24[1]	60,000,000	60,000,000
Federal Home Loan Banks
1 day USD SOFR + 0.040%, 4.850%, due 08/05/25[1]	115,000,000	115,000,000
1 day USD SOFR + 0.040%, 4.850%, due 08/06/25[1]	130,000,000	130,000,000
1 day USD SOFR + 0.115%, 4.925%, due 01/17/25[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 11/01/24[1]	64,000,000	64,000,000
1 day USD SOFR + 0.125%, 4.935%, due 03/03/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/22/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/03/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/08/25[1]	54,000,000	54,000,000
Total U.S. government agency obligations (cost—$1,392,000,000)		1,392,000,000

U.S. Treasury obligations—55.4%
U.S. Treasury Bills
4.367% due 04/03/25[2]	133,000,000	130,617,471
4.425% due 03/27/25[2]	125,000,000	122,835,347
4.425% due 04/17/25[2]	273,000,000	267,592,401
4.462% due 04/10/25[2]	275,000,000	269,738,333
4.467% due 04/24/25[2]	278,000,000	272,208,797
4.483% due 05/01/25[2]	289,000,000	282,715,655
4.526% due 01/28/25[2]	277,000,000	274,020,372
4.537% due 02/04/25[2]	275,000,000	271,799,687
4.548% due 02/18/25[2]	270,000,000	266,386,650

	Face amount	Value

U.S. Treasury obligations—(concluded)
4.558% due 01/28/25[2]	$250,000,000	$247,292,778
4.558% due 02/11/25[2]	277,000,000	273,523,188
4.558% due 03/04/25[2]	277,000,000	272,943,720
4.573% due 03/20/25[2]	120,000,000	117,956,700
4.574% due 02/25/25[2]	282,000,000	277,960,977
4.605% due 01/30/25[2]	289,000,000	285,755,975
4.615% due 01/02/25[2]	266,000,000	263,938,500
4.625% due 01/23/25[2]	278,000,000	275,109,340
4.631% due 01/16/25[2]	273,000,000	270,397,855
4.657% due 12/26/24[2]	249,000,000	247,272,908
4.667% due 01/09/25[2]	275,000,000	272,601,771
4.701% due 03/13/25[2]	126,000,000	123,907,140
4.799% due 01/21/25[2]	238,000,000	235,504,570
4.875% due 12/19/24[2]	240,000,000	238,480,000
4.956% due 01/07/25[2]	262,000,000	259,654,591
5.018% due 12/31/24[2]	269,000,000	266,816,617
5.025% due 12/12/24[2]	253,000,000	251,589,560
5.103% due 12/05/24[2]	269,000,000	267,737,344
5.114% due 11/29/24[2]	274,000,000	272,938,707
5.126% due 01/30/25[2]	250,000,000	246,918,750
5.134% due 12/17/24[2]	267,000,000	265,300,990
5.144% due 12/10/24[2]	254,000,000	252,626,918
5.185% due 01/16/25[2]	252,000,000	249,347,980
5.190% due 01/23/25[2]	250,000,000	247,123,819
5.192% due 11/21/24[2]	265,000,000	264,255,792
5.207% due 11/14/24[2]	257,000,000	256,529,476
5.212% due 11/07/24[2]	244,000,000	243,793,617
5.249% due 12/03/24[2]	250,000,000	248,868,889
5.275% due 11/26/24[2]	247,000,000	246,122,635
5.286% due 01/09/25[2]	244,000,000	241,624,253
5.296% due 11/19/24[2]	249,000,000	248,360,692
5.323% due 01/02/25[2]	245,000,000	242,841,754
5.350% due 12/26/24[2]	241,000,000	239,107,481
5.359% due 11/12/24[2]	248,000,000	247,606,334
5.361% due 12/19/24[2]	236,000,000	234,379,467
5.367% due 11/07/24[2]	251,000,000	250,784,349
5.367% due 12/05/24[2]	233,000,000	231,865,614
5.370% due 11/05/24[2]	242,000,000	241,860,043
5.372% due 11/21/24[2]	245,000,000	244,297,667
5.377% due 11/14/24[2]	251,000,000	250,531,850
5.377% due 12/12/24[2]	243,000,000	241,570,586
5.378% due 11/29/24[2]	243,000,000	242,023,815
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	663,000,000	663,011,341
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	766,000,000	765,410,630
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[1]	449,000,000	449,034,194
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	212,000,000	212,000,000
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[1]	699,000,000	699,225,073
U.S. Treasury Notes
0.750% due 11/15/24	51,000,000	50,916,823
1.500% due 11/30/24	51,000,000	50,856,546
Total U.S. Treasury obligations (cost—$15,447,494,332)		15,447,494,332

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Repurchase agreements—39.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.820% due 12/05/24, collateralized by $23,262,750 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 11/01/54 and $179,535,466 Federal National Mortgage Association obligations, 2.000% to 7.000% due 01/01/26 to 09/01/54; (value—$102,000,000); proceeds: $112,652,500[3]	$100,000,000	$100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 11/07/24, collateralized by $63,498,360 Federal Home Loan Mortgage Corp., obligations, 4.500% to 7.000% due 05/01/31 to 10/01/44, $495,671,984 Federal National Mortgage Association obligations, 2.000% to 7.500% due 03/01/25 to 07/01/61; (value—$204,000,001); proceeds: $217,084,222[3]	200,000,000	200,000,000
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.860% due 11/01/24, collateralized by $56,014,791 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.000% due 04/01/29 to 11/01/54, $146,773,094 Federal National Mortgage Association obligations, 2.000% to 7.000% due 05/01/25 to 02/01/57 and $149,787,832 Government National Mortgage Association obligations, 1.000% to 6.500% due 09/20/50 to 04/20/54; (value—$280,500,000); proceeds: $275,037,125	275,000,000	275,000,000
Repurchase agreement dated 09/19/23 with J.P. Morgan Securities LLC, 4.950% due 01/29/25, collateralized by $1,119,860,592 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 07/25/30 to 10/15/61, $1,896,068,580 Federal National Mortgage Association obligations, zero coupon to 6.000% due 05/25/27 to 07/25/54 and $4,916,713,662 Government National Mortgage Association obligations, zero coupon to 6.000% due 01/20/42 to 07/16/65; (value—$309,000,001); proceeds: $316,830,000[3]	300,000,000	300,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with TD Securities (USA) LLC, 4.860% due 11/01/24, collateralized by $208,274,945 Federal Home Loan Mortgage Corp., obligations, 2.000% to 6.000% due 04/25/35 to 10/25/54, $288,238,727 Federal National Mortgage Association obligations, 1.000% to 6.000% due 09/25/25 to 12/25/52 and $341,869,419 Government National Mortgage Association obligations, 1.500% to 7.500% due 07/16/34 to 09/20/54; (value—$408,000,001); proceeds: $400,054,000	$400,000,000	$400,000,000
Repurchase agreement dated 10/31/24 with J.P. Morgan Securities LLC, 4.870% due 11/01/24, collateralized by $107,190,083 Federal Home Loan Mortgage Corp., obligations, 1.776% to 7.000% due 09/01/42 to 11/01/54, $1,259,245,431 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/26 to 12/01/54; (value—$1,020,000,001); proceeds: $1,000,135,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $8,859,718,900 U.S. Treasury Notes, 0.375% to 4.875% due 12/31/25 to 06/15/27 and $75,767,400 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/26; (value—$8,786,280,036); proceeds: $8,615,165,283	8,614,000,000	8,614,000,000
Total repurchase agreements (cost—$10,889,000,000)		10,889,000,000
Total investments (cost—$27,728,494,332 which approximates cost for federal income tax purposes)—99.5%		27,728,494,332

Other assets in excess of liabilities—0.5%		143,550,568
Net assets—100.0%		$27,872,044,900

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$1,392,000,000	$—	$1,392,000,000
U.S. Treasury obligations	—	15,447,494,332	—	15,447,494,332
Repurchase agreements	—	10,889,000,000	—	10,889,000,000
Total	$—	$27,728,494,332	$—	$27,728,494,332

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rates shown reflect yield at October 31, 2024.
[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2024.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—60.3%
U.S. Treasury Bills
4.367% due 04/03/25[1]	$215,000,000	$211,148,544
4.425% due 03/27/25[1]	209,000,000	205,380,701
4.425% due 04/17/25[1]	452,000,000	443,046,759
4.462% due 04/10/25[1]	455,000,000	446,294,333
4.467% due 04/24/25[1]	436,000,000	426,917,393
4.483% due 05/01/25[1]	441,000,000	431,410,394
4.526% due 01/28/25[1]	452,000,000	447,137,936
4.537% due 02/04/25[1]	450,000,000	444,763,125
4.548% due 02/18/25[1]	442,000,000	436,084,812
4.558% due 01/28/25[1]	420,000,000	415,451,867
4.558% due 02/11/25[1]	452,000,000	446,326,647
4.558% due 03/04/25[1]	429,000,000	422,717,891
4.573% due 03/20/25[1]	204,000,000	200,526,390
4.574% due 02/25/25[1]	442,000,000	435,669,332
4.605% due 01/30/25[1]	441,000,000	436,049,775
4.615% due 01/02/25[1]	429,000,000	425,675,250
4.625% due 01/23/25[1]	436,000,000	431,466,448
4.631% due 01/16/25[1]	452,000,000	447,691,687
4.657% due 12/26/24[1]	418,000,000	415,100,706
4.667% due 01/09/25[1]	455,000,000	451,032,021
4.701% due 03/13/25[1]	205,000,000	201,594,950
4.799% due 01/21/25[1]	407,000,000	402,732,605
4.875% due 12/19/24[1]	409,000,000	406,409,667
4.881% due 02/06/25[1]	399,000,000	393,947,108
4.956% due 01/07/25[1]	416,000,000	412,275,991
4.982% due 02/13/25[1]	405,000,000	399,389,850
5.018% due 12/31/24[1]	419,000,000	415,599,117
5.025% due 12/12/24[1]	410,000,000	407,714,307
5.103% due 12/05/24[1]	420,000,000	418,028,567
5.114% due 11/29/24[1]	419,000,000	417,377,073
5.126% due 01/30/25[1]	399,000,000	394,082,325
5.134% due 12/17/24[1]	416,000,000	413,352,853
5.144% due 12/10/24[1]	404,000,000	401,816,043
5.185% due 01/16/25[1]	409,000,000	404,695,729
5.190% due 01/23/25[1]	399,000,000	394,409,616
5.192% due 11/21/24[1]	409,000,000	407,851,392
5.207% due 11/14/24[1]	405,000,000	404,258,512
5.212% due 11/07/24[1]	399,000,000	398,662,512
5.249% due 12/03/24[1]	399,000,000	397,194,747
5.275% due 11/26/24[1]	402,000,000	400,572,062
5.286% due 01/09/25[1]	404,000,000	400,066,387
5.296% due 11/19/24[1]	411,000,000	409,944,758
5.323% due 01/02/25[1]	411,000,000	407,379,432
5.350% due 12/26/24[1]	402,000,000	398,843,183
5.359% due 11/12/24[1]	402,000,000	401,361,881
5.361% due 12/19/24[1]	399,000,000	396,260,200
5.367% due 11/07/24[1]	400,000,000	399,656,333
5.367% due 12/05/24[1]	395,000,000	393,076,899
5.370% due 11/05/24[1]	409,000,000	408,763,462
5.372% due 11/21/24[1]	401,000,000	399,850,467
5.377% due 11/14/24[1]	403,000,000	402,248,349
5.377% due 12/12/24[1]	390,000,000	387,705,879
5.378% due 11/29/24[1]	396,000,000	394,409,180
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	1,080,000,000	1,080,016,747

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	$1,241,000,000	$1,240,040,216
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[2]	794,000,000	794,059,248
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	327,000,000	326,999,999
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[1]	1,246,000,000	1,246,386,439
U.S. Treasury Notes
0.750% due 11/15/24	94,000,000	93,846,694
1.500% due 11/30/24	94,000,000	93,735,594
Total U.S. Treasury obligations (cost—$25,986,508,384)		25,986,508,384

Repurchase agreements—39.1%
Repurchase agreement dated 10/31/24 with BofA Securities, Inc., 4.830% due 11/01/24, collateralized by $275,190,880 U.S. Treasury Bond Strips, zero Coupon due 07/31/26 to 11/15/52, $35,443,900 U.S. Treasury Notes, 0.750% to 4.125% due 04/30/26 to 10/31/26 and $131,000 U.S. Treasury Bond Principal Strips, zero coupon due 02/15/27; (value—$164,220,000); proceeds: $161,021,601	161,000,000	161,000,000
Repurchase agreement dated 10/31/24 with Barclays Bank PLC, 4.860% due 11/01/24, collateralized by $499,232,900 U.S. Treasury Bonds, 4.375% to 4.625% due 11/15/39 to 05/15/44; (value—$510,000,025); proceeds: $500,067,500	500,000,000	500,000,000
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.840% due 11/01/24, collateralized by $261,455,300 U.S. Treasury Notes, 0.250% to 4.875% due 03/31/25 to 02/15/34, $120,452,400 U.S. Treasury Bonds, 1.625% to 4.750% due 02/15/41 to 02/15/53, $8,393,700 U.S. Treasury Inflation Index Bonds, 0.125% due 02/15/51 and $124,486,900 U.S. Treasury Inflation Index Notes, 0.125% to 1.625% due 04/15/25 to 07/15/32; (value—$510,000,010); proceeds: $500,067,222	500,000,000	500,000,000
Repurchase agreement dated 10/31/24 with J.P. Morgan Securities LLC, 4.850% due 11/01/24, collateralized by $901,651,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/27 to 01/15/28; (value—$1,020,000,080); proceeds: $1,000,134,722	1,000,000,000	1,000,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with Federal Reserve Bank of New York, 4.800% due 11/01/24, collateralized by $5,020,664,900 U.S. Treasury Notes, 1.625% due 08/15/29; (value—$4,500,600,009); proceeds: $4,500,600,000	$4,500,000,000	$4,500,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $4,107,779,200 U.S. Treasury Notes, 0.250% to 5.000% due 05/30/25 to 05/15/34, $529,999,600 U.S. Treasury Bill, zero coupon due 10/30/25, $2,502,895,200 U.S. Treasury Bonds, 1.125% to 4.375% due 05/15/40 to 11/15/49 and $3,411,019,000 U.S. Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/25 to 07/15/33; (value—$10,412,160,250); proceeds: $10,209,380,916	10,208,000,000	10,208,000,000
Total repurchase agreements (cost—$16,869,000,000)		16,869,000,000
Total investments (cost—$42,855,508,384 which approximates cost for federal income tax purposes)—99.4%		42,855,508,384

Other assets in excess of liabilities—0.6%		249,218,803
Net assets—100.0%		$43,104,727,187

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$25,986,508,384	$—	$25,986,508,384
Repurchase agreements	—	16,869,000,000	—	16,869,000,000
Total	$—	$42,855,508,384	$—	$42,855,508,384

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—104.8%
U.S. Treasury Bills
4.367% due 04/03/25[1]	$33,000,000	$32,408,846
4.425% due 03/27/25[1]	32,000,000	31,445,849
4.425% due 04/17/25[1]	71,000,000	69,593,628
4.462% due 04/10/25[1]	69,000,000	67,679,800
4.467% due 04/24/25[1]	78,000,000	76,375,130
4.483% due 05/01/25[1]	80,000,000	78,260,389
4.537% due 02/04/25[1]	66,000,000	65,231,925
4.548% due 02/18/25[1]	71,000,000	70,049,823
4.552% due 01/07/25[1]	100,000,000	99,175,249
4.557% due 01/07/25[1]	180,000,000	178,513,605
4.558% due 01/28/25[1]	65,000,000	64,296,122
4.558% due 02/11/25[1]	70,000,000	69,121,383
4.558% due 03/04/25[1]	79,000,000	77,843,155
4.562% due 01/14/25[1]	100,000,000	99,087,744
4.571% due 12/05/24[1]	60,000,000	59,746,825
4.573% due 03/20/25[1]	31,000,000	30,472,147
4.574% due 02/25/25[1]	79,000,000	77,868,501
4.577% due 01/14/25[1]	100,000,000	99,084,969
4.605% due 01/30/25[1]	80,000,000	79,102,000
4.615% due 01/02/25[1]	65,000,000	64,496,250
4.625% due 01/23/25[1]	78,000,000	77,188,952
4.631% due 01/16/25[1]	71,000,000	70,323,252
4.651% due 12/31/24[1]	158,000,000	156,880,482
4.657% due 12/26/24[1]	64,000,000	63,556,089
4.658% due 01/14/25[1]	125,000,000	123,836,812
4.660% due 12/03/24[1]	158,000,000	157,437,169
4.660% due 12/12/24[1]	21,000,000	20,890,868
4.660% due 12/24/24[1]	22,000,000	21,852,862
4.664% due 11/14/24[1]	60,000,000	59,900,983
4.667% due 01/09/25[1]	69,000,000	68,398,262
4.693% due 12/24/24[1]	125,000,000	124,158,533
4.695% due 11/29/24[1]	23,000,000	22,917,845
4.697% due 11/05/24[1]	60,000,000	59,969,243
4.698% due 11/19/24[1]	100,000,000	99,769,975
4.700% due 12/31/24[1]	50,000,000	49,618,717
4.701% due 03/13/25[1]	29,000,000	28,518,310
4.710% due 11/07/24[1]	95,000,000	94,926,850
4.720% due 12/12/24[1]	159,000,000	158,161,584
4.724% due 12/10/24[1]	228,000,000	226,857,254
4.726% due 12/05/24[1]	23,000,000	22,899,231
4.727% due 11/19/24[1]	100,000,000	99,767,500
4.728% due 12/05/24[1]	195,000,000	194,146,756
4.728% due 12/17/24[1]	147,000,000	146,130,332
4.729% due 11/14/24[1]	57,000,000	56,904,246
4.732% due 11/26/24[1]	158,000,000	157,489,792
4.739% due 12/10/24[1]	141,000,000	140,291,240
4.740% due 12/05/24[1]	158,000,000	157,306,117
4.745% due 11/26/24[1]	100,000,000	99,676,215
4.749% due 11/26/24[1]	97,000,000	96,686,771
4.750% due 11/12/24[1]	193,000,000	192,724,600
4.752% due 11/14/24[1]	171,000,000	170,711,473
4.754% due 11/19/24[1]	100,000,000	99,766,400
4.754% due 12/03/24[1]	67,000,000	66,722,769
4.766% due 11/07/24[1]	83,000,000	82,935,122
4.777% due 11/29/24[1]	143,000,000	142,478,924
4.779% due 11/07/24[1]	109,000,000	108,914,600

	Face amount	Value
U.S. Treasury obligations—(continued)
4.782% due 11/14/24[1]	$18,000,000	$17,969,481
4.783% due 11/19/24[1]	148,000,000	147,652,200
4.790% due 11/19/24[1]	62,000,000	61,854,610
4.793% due 11/07/24[1]	80,000,000	79,937,200
4.799% due 01/21/25[1]	62,000,000	61,349,930
4.802% due 11/05/24[1]	18,000,000	17,990,560
4.804% due 11/12/24[1]	73,000,000	72,894,795
4.812% due 11/21/24[1]	140,000,000	139,632,889
4.832% due 11/05/24[1]	130,000,000	129,931,418
4.834% due 11/12/24[1]	141,000,000	140,795,354
4.839% due 11/05/24[1]	134,000,000	133,929,203
4.843% due 11/14/24[1]	132,000,000	131,773,583
4.875% due 12/19/24[1]	63,000,000	62,601,000
4.881% due 02/06/25[1]	45,000,000	44,430,125
4.882% due 01/14/25[1]	58,000,000	57,434,887
4.956% due 01/07/25[1]	55,000,000	54,507,643
4.982% due 02/13/25[1]	46,000,000	45,362,798
5.018% due 12/31/24[1]	53,000,000	52,569,817
5.025% due 12/12/24[1]	58,000,000	57,676,658
5.071% due 12/24/24[1]	50,000,000	49,637,833
5.099% due 11/12/24[1]	60,000,000	59,908,517
5.103% due 12/05/24[1]	55,000,000	54,741,836
5.114% due 11/29/24[1]	53,000,000	52,794,713
5.126% due 01/30/25[1]	43,000,000	42,470,025
5.134% due 12/17/24[1]	49,000,000	48,688,197
5.144% due 12/10/24[1]	45,000,000	44,756,737
5.150% due 11/05/24[1]	112,000,000	111,937,280
5.185% due 01/16/25[1]	35,000,000	34,631,664
5.190% due 01/23/25[1]	38,000,000	37,562,821
5.192% due 11/21/24[1]	50,000,000	49,859,583
5.207% due 11/14/24[1]	46,000,000	45,915,782
5.212% due 11/07/24[1]	45,000,000	44,961,937
5.249% due 12/03/24[1]	43,000,000	42,805,449
5.275% due 11/26/24[1]	39,000,000	38,861,469
5.286% due 01/09/25[1]	29,000,000	28,717,637
5.296% due 11/19/24[1]	36,000,000	35,907,570
5.323% due 01/02/25[1]	24,000,000	23,788,580
5.350% due 12/26/24[1]	21,000,000	20,835,092
5.359% due 11/12/24[1]	31,000,000	30,950,792
5.361% due 12/19/24[1]	16,000,000	15,890,133
5.367% due 11/07/24[1]	650,000	649,442
5.367% due 12/05/24[1]	10,000,000	9,951,314
5.370% due 11/05/24[1]	27,000,000	26,984,385
5.372% due 11/21/24[1]	4,000,000	3,988,533
5.377% due 11/14/24[1]	1,800,000	1,796,643
5.377% due 12/12/24[1]	11,000,000	10,935,294
5.378% due 11/29/24[1]	8,000,000	7,967,862
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[2]	168,250,000	168,143,505
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[2]	157,000,000	156,862,386
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[2]	740,000	740,248

100% US Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[2]	$60,000,000	$60,000,000
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[2]	141,928,000	142,011,293
Total U.S. Treasury obligations (cost—$8,226,518,173)		8,226,518,173
Total investments (cost—$8,226,518,173 which approximates cost for federal income tax purposes)—104.8%		8,226,518,173

Liabilities in excess of other assets—(4.8)%		(374,020,312)
Net assets—100.0%		$7,852,497,861

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$8,226,518,173	$—	$8,226,518,173
Total	$—	$8,226,518,173	$—	$8,226,518,173

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Certificates of deposit—7.4%
Banking-non-U.S.—7.4%
Bank of Nova Scotia 1 day USD SOFR + 0.350%, 5.160%, due 04/04/25[1]	$75,000,000	$75,000,000
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.300%, 5.110%, due 03/06/25[1]	72,000,000	72,000,000
5.450%, due 11/13/24	44,000,000	44,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.230%, due 02/03/25	55,000,000	55,000,000
KBC Bank NV 4.820%, due 11/06/24	130,000,000	130,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.830%, due 11/05/24	145,000,000	145,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/01/24[1]	70,000,000	70,000,000
Nordea Bank Abp
1 day USD SOFR + 0.210%, 5.020%, due 11/01/24[1]	120,000,000	120,000,000
1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	117,000,000	117,000,000
Oversea-Chinese Banking Corp. Ltd. 1 day USD SOFR + 0.220%, 5.040%, due 12/12/24[1]	72,000,000	72,000,000
Sumitomo Mitsui Banking Corp.
1 day USD SOFR + 0.190%, 5.000%, due 11/01/24[1]	65,000,000	65,000,000
1 day USD SOFR + 0.210%, 5.020%, due 11/01/24[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	75,000,000	75,000,000
Sumitomo Mitsui Trust Bank Ltd. 1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	60,000,000	60,000,000
Svenska Handelsbanken AB 1 day USD SOFR + 0.190%, 5.010%, due 11/01/24[1]	120,000,000	120,000,000
Swedbank AB
1 day USD SOFR + 0.250%, 5.070%, due 11/01/24[1]	125,000,000	125,000,000
5.210%, due 02/28/25	65,000,000	65,000,000
5.210%, due 03/03/25	75,000,000	75,000,000
5.300%, due 02/19/25	50,000,000	50,000,000
5.480%, due 11/27/24	67,000,000	67,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.320%, 5.130%, due 11/01/24[1]	70,000,000	70,000,000
5.390%, due 03/25/25	65,000,000	65,000,000

		1,862,000,000
Total Certificates of deposit (cost—$1,862,000,000)		1,862,000,000

	Face amount	Value
Commercial paper—47.2%
Asset-backed-miscellaneous—13.1%
Albion Capital Corp. SA/Albion Capital LLC 5.200%, due 11/25/24	$64,435,000	$64,211,625
Antalis SA
5.230%, due 11/13/24[2]	28,400,000	28,350,489
5.320%, due 11/05/24[2]	36,000,000	35,978,720
5.320%, due 11/06/24[2]	23,000,000	22,983,006
5.450%, due 11/04/24[2]	45,000,000	44,980,050
5.451%, due 11/05/24[2]	24,000,000	23,985,813
Atlantic Asset Securitization LLC
4.560%, due 04/07/25[2]	85,000,000	83,309,633
5.120%, due 12/05/24[2]	37,865,000	37,681,902
Barton Capital SA
4.870%, due 02/24/25[2]	50,000,000	49,222,153
4.880%, due 02/07/25[2]	25,000,000	24,667,889
5.310%, due 11/04/24[2]	23,500,000	23,489,601
Cabot Trail Funding LLC
4.600%, due 01/14/25[2]	50,000,000	49,527,222
4.650%, due 02/18/25[2]	65,000,000	64,084,854
4.820%, due 11/01/24[2]	120,000,000	120,000,000
4.910%, due 12/19/24[2]	100,000,000	99,345,333
4.960%, due 01/17/25[2]	100,000,000	98,939,111
4.985%, due 01/03/25[2]	50,000,000	49,563,813
4.990%, due 01/07/25[2]	14,795,000	14,657,600
5.060%, due 11/27/24[2]	90,000,000	89,671,100
5.120%, due 12/04/24[2]	65,000,000	64,694,933
5.120%, due 12/10/24[2]	87,790,000	87,303,058
5.120%, due 12/13/24[2]	40,000,000	39,761,067
5.330%, due 12/17/24[2]	65,000,000	64,557,314
Fairway Finance Co. LLC
5.350%, due 12/02/24[2]	50,000,000	49,769,653
5.370%, due 11/05/24[2]	50,000,000	49,970,167
Gotham Funding Corp.
4.690%, due 12/20/24[2]	70,000,000	69,553,147
5.140%, due 11/27/24[2]	50,000,000	49,814,389
5.210%, due 11/07/24[2]	75,000,000	74,934,875
LMA-Americas LLC
4.550%, due 02/11/25[2]	30,600,000	30,205,515
4.870%, due 02/26/25[2]	44,600,000	43,894,094
5.090%, due 12/04/24[2]	46,350,000	46,133,739
5.180%, due 11/06/24[2]	20,000,000	19,985,611
Nieuw Amsterdam Receivables Corp. BV 4.850%, due 11/08/24[2]	34,450,000	34,417,512
Old Line Funding LLC
4.550%, due 04/23/25[2]	42,000,000	41,081,658
4.570%, due 04/08/25	100,000,000	97,994,278
5.030%, due 11/01/24[1]	42,000,000	42,000,000
5.060%, due 11/01/24[1]	30,000,000	30,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/01/24[1,2]	50,000,000	50,000,000
5.080%, due 11/01/24[1,2]	75,000,000	75,000,000
5.110%, due 12/13/24[2]	50,000,000	49,701,917
5.340%, due 12/04/24[2]	50,000,000	49,755,250
5.360%, due 11/12/24[2]	50,000,000	49,918,111

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC
5.140%, due 11/21/24[2]	$50,000,000	$49,857,222
5.190%, due 11/21/24[2]	75,000,000	74,783,750
5.270%, due 11/04/24[2]	60,000,000	59,973,650
5.399%, due 11/04/24[2]	40,000,000	39,982,433
Starbird Funding Corp. 5.180%, due 11/15/24[2]	114,000,000	113,770,353
Thunder Bay Funding LLC
4.550%, due 04/23/25[2]	42,000,000	41,081,658
5.030%, due 11/01/24[1]	62,000,000	62,000,000
5.060%, due 11/01/24[1]	19,000,000	19,000,000
5.110%, due 12/13/24[2]	50,000,000	49,701,917
5.250%, due 03/17/25	65,000,000	63,710,833
Versailles Commercial Paper LLC
4.930%, due 11/01/24[1,2]	100,000,000	100,000,000
5.050%, due 12/02/24	66,000,000	65,712,992
Victory Receivables Corp.
4.680%, due 01/22/25[2]	75,000,000	74,200,500
5.130%, due 11/25/24[2]	100,000,000	99,658,000
5.190%, due 11/14/24[2]	69,332,000	69,202,060
5.280%, due 11/04/24[2]	43,000,000	42,981,080
5.409%, due 11/04/24[2]	17,000,000	16,992,520

		3,277,705,170

Banking-non-U.S.—32.9%
ANZ New Zealand International Ltd. 4.530%, due 05/06/25[2]	98,000,000	95,743,305
ASB Bank Ltd. 5.030%, due 11/01/24[1,2]	66,000,000	66,000,000
Australia & New Zealand Banking Group Ltd.
4.980%, due 11/01/24[1,2]	123,000,000	123,000,000
5.000%, due 11/01/24[1,2]	58,000,000	58,000,000
5.190%, due 04/07/25[2]	65,000,000	63,528,779
5.320%, due 12/02/24[2]	67,000,000	66,693,066
Bank of Montreal
5.100%, due 11/01/24[1,2]	138,000,000	138,000,000
1 day USD SOFR + 0.370%, 5.180%, due 11/01/24[1]	30,000,000	30,000,000
Bank of Nova Scotia
1 day USD SOFR + 0.210%, 5.020%, due 12/11/24[1,2]	72,000,000	72,000,000
Banque et Caisse d’Epargne de l’Etat 4.840%, due 02/07/25	115,000,000	113,484,811
Barclays Bank PLC
4.560%, due 04/21/25[2]	84,000,000	82,180,560
4.710%, due 01/22/25[2]	25,000,000	24,731,792
Bedford Row Funding Corp. 5.250%, due 01/14/25[2]	50,000,000	49,460,417
BPCE SA
4.620%, due 01/07/25[2]	67,950,000	67,365,743
4.680%, due 12/18/24[2]	54,950,000	54,614,256
Canadian Imperial Bank of Commerce
4.840%, due 11/06/24[2]	25,000,000	24,983,194
4.840%, due 11/07/24[2]	25,000,000	24,979,833
5.220%, due 01/13/25[2]	70,000,000	69,259,050

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia
4.990%, due 11/01/24[1,2]	$75,000,000	$75,000,000
4.990%, due 11/01/24[1,2]	116,000,000	116,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/12/24[1,2]	72,000,000	72,000,000
1 day USD SOFR + 0.250%, 5.060%, due 11/01/24[1,2]	66,000,000	66,000,000
DBS Bank Ltd.
4.520%, due 04/25/25[2]	84,000,000	82,154,333
4.700%, due 12/20/24[2]	100,000,000	99,360,278
4.710%, due 01/14/25[2]	13,000,000	12,874,138
4.710%, due 01/21/25[2]	46,300,000	45,809,336
5.120%, due 12/02/24[2]	120,000,000	119,470,933
5.145%, due 11/14/24[2]	106,000,000	105,803,061
5.160%, due 11/12/24[2]	50,000,000	49,921,167
5.260%, due 11/05/24[2]	55,000,000	54,967,856
5.270%, due 11/01/24[2]	55,000,000	55,000,000
5.270%, due 11/05/24[2]	28,000,000	27,983,604
5.389%, due 11/05/24[2]	35,000,000	34,979,544
5.399%, due 11/05/24[2]	15,000,000	14,991,217
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.810%, due 11/01/24[2]	150,000,000	150,000,000
Erste Finance Delaware LLC
4.830%, due 11/05/24[2]	365,000,000	364,804,117
4.830%, due 11/06/24[2]	345,000,000	344,768,562
4.830%, due 11/07/24[2]	150,000,000	149,879,250
Federation des Caisses Desjardins du Quebec
4.820%, due 11/07/24[2]	210,000,000	209,831,300
4.825%, due 11/06/24[2]	55,500,000	55,462,807
4.860%, due 12/16/24[2]	82,000,000	81,501,850
4.890%, due 12/16/24[2]	76,000,000	75,535,450
5.280%, due 01/13/25[2]	70,000,000	69,250,533
Mizuho Bank Ltd.
4.615%, due 01/09/25[2]	120,000,000	118,938,550
5.095%, due 12/02/24[2]	125,000,000	124,451,580
5.115%, due 11/27/24[2]	175,000,000	174,353,521
5.416%, due 11/07/24[2]	92,000,000	91,918,963
National Australia Bank Ltd.
5.010%, due 11/01/24[1,2]	120,000,000	120,000,000
5.010%, due 11/01/24[1,2]	50,000,000	50,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/01/24[1,2]	72,000,000	72,000,000
5.040%, due 11/01/24[1,2]	70,000,000	70,000,000
1 day USD SOFR + 0.280%, 5.090%, due 02/12/25[1,2]	71,000,000	71,000,000
Natixis SA
4.635%, due 01/02/25	62,000,000	61,505,085
4.840%, due 02/27/25	120,000,000	118,096,267
Nordea Bank Abp
4.990%, due 02/03/25[2]	35,000,000	34,543,969
5.070%, due 12/12/24[2]	75,000,000	74,566,937
5.090%, due 02/24/25[2]	75,000,000	73,780,521
NRW Bank
4.525%, due 04/11/25[2]	117,000,000	114,632,294
4.840%, due 02/07/25[2]	120,000,000	118,418,933

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Oversea-Chinese Banking Corp. Ltd.
5.010%, due 11/01/24[1,2]	$70,000,000	$70,000,000
5.010%, due 11/01/24[1,2]	72,000,000	72,000,000
5.010%, due 11/01/24[1,2]	50,000,000	50,000,000
5.020%, due 11/01/24[1,2]	65,000,000	65,000,000
5.030%, due 11/01/24[1,2]	50,000,000	50,000,000
5.170%, due 11/07/24[2]	78,000,000	77,932,790
5.301%, due 11/12/24[2]	200,000,000	199,684,056
Podium Funding Trust
4.560%, due 04/09/25	50,000,000	48,993,000
4.700%, due 01/15/25	40,000,000	39,608,333
5.120%, due 12/13/24	25,000,000	24,850,667
5.280%, due 02/03/25	70,000,000	69,034,933
5.290%, due 01/06/25	50,000,000	49,515,083
Skandinaviska Enskilda Banken AB
4.990%, due 11/01/24[1,2]	120,000,000	120,000,000
5.000%, due 11/01/24[1,2]	122,000,000	122,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/01/24[1,2]	65,000,000	64,997,116
5.120%, due 02/28/25[2]	15,400,000	15,139,364
5.200%, due 02/10/25[2]	70,000,000	68,978,778
5.290%, due 12/24/24[2]	39,000,000	38,696,266
Sumitomo Mitsui Trust Bank Ltd.
4.610%, due 01/10/25[2]	90,000,000	89,193,250
5.020%, due 12/13/24[2]	19,000,000	18,888,723
5.140%, due 01/06/25[2]	69,000,000	68,349,790
5.140%, due 01/16/25[2]	75,000,000	74,186,167
5.140%, due 01/23/25[2]	74,000,000	73,123,059
5.210%, due 11/13/24[2]	75,000,000	74,869,750
5.312%, due 01/06/25[2]	103,000,000	102,029,397
Svenska Handelsbanken AB
5.000%, due 04/15/25[2]	75,000,000	73,281,250
5.020%, due 11/01/24[1]	74,000,000	74,000,000
5.030%, due 11/01/24[1]	100,000,000	100,000,000
5.130%, due 04/07/25[2]	70,000,000	68,433,925
5.200%, due 01/03/25[2]	74,000,000	73,326,600
Swedbank AB
5.030%, due 11/01/24[1]	120,000,000	120,000,000
1 day USD SOFR + 0.230%, 5.050%, due 11/05/24[1,2]	74,000,000	74,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/18/24[1,2]	64,000,000	64,000,000
5.110%, due 12/26/24[2]	40,000,000	39,687,722
5.272%, due 12/26/24[2]	27,000,000	26,789,213
United Overseas Bank Ltd.
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.020%, due 11/01/24[1]	50,000,000	50,000,000
5.020%, due 11/01/24[1]	120,000,000	120,000,000
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.030%, due 11/01/24[1]	120,000,000	120,000,000

		8,221,169,994

Banking-U.S.—1.2%
Collateralized Commercial Paper FLEX Co. LLC 5.080%, due 11/01/24[1,2]	123,000,000	123,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
5.110%, due 11/01/24[1]	$50,000,000	$50,000,000
5.110%, due 11/01/24[1]	120,000,000	120,000,000

		293,000,000
Total commercial paper (cost—$11,791,875,164)		11,791,875,164

Time deposits—5.4%
Banking-non-U.S.—5.4%
ABN AMRO Bank NV 4.810%, due 11/01/24	675,000,000	675,000,000
Credit Agricole Corporate & Investment Bank SA 4.810%, due 11/01/24	369,000,000	369,000,000
Mizuho Bank Ltd. 4.820%, due 11/01/24	300,000,000	300,000,000
Total time deposits (cost—$1,344,000,000)		1,344,000,000

Repurchase agreements—38.8%
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $27,503,000 various asset-backed convertible bonds, 0.800% to 12.250% due 11/22/24 to 09/15/55; (value—$26,263,834); proceeds: $25,120,833[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/24 with BofA Securities, Inc., 4.840% due 11/01/24, collateralized by $265,245,964 Federal National Mortgage Association obligations, 3.500% due 04/01/42 to 08/01/42; (value—$25,704,000); proceeds: $25,203,388	25,200,000	25,200,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.160% due 12/05/24, collateralized by $59,638,000 various asset-backed convertible bonds, zero coupon to 7.750% due 02/15/25 to 11/02/62; (value—$56,569,603); proceeds: $51,075,000[3]	50,000,000	50,000,000
Repurchase agreement dated 10/31/24 with BNP Paribas Securities Corp, 4.960% due 11/01/24, collateralized by $63,204,860 various asset-backed convertible bonds, 0.250% to 13.000% due 11/12/24 to 03/08/34; (value—$55,191,351); proceeds: $50,006,889	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.060% due 11/07/24, collateralized by $65,313,177 various asset-backed convertible bonds, zero coupon to 9.250% due 11/21/24 to 09/09/62; (value—$60,228,454); proceeds: $55,138,500[3]	54,000,000	54,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $49,813,695 various asset-backed convertible bonds, 0.250% to 11.000% due 01/16/25 to 12/31/99; (value—$68,891,313); proceeds: $65,293,833[3]	$65,000,000	$65,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.060% due 11/07/24, collateralized by $85,335,417 various asset-backed convertible bonds, zero coupon to 14.750% due 11/15/24 to 08/15/61; (value—$81,398,320); proceeds: $76,581,250[3]	75,000,000	75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.200% due 01/29/25, collateralized by $107,627,547 various asset-backed convertible bonds, zero coupon to 9.625% due 01/16/25 to 06/01/65; (value—$104,752,485); proceeds: $102,166,667[3]	100,000,000	100,000,000
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $172,516,804 various asset-backed convertible bonds, 0.125% to 12.625% due 11/15/24 to 01/15/84; (value—$185,672,775); proceeds: $175,799,167[3]	175,000,000	175,000,000
Repurchase agreement dated 10/31/24 with BNP Paribas Securities Corp, 4.920% due 11/01/24, collateralized by $3,966,838 Federal Home Loan Mortgage Corp., obligations, 1.246% to 3.208% due 02/25/26 to 10/25/35, $200 U.S. Treasury Inflation Index Notes, 0.125% due 10/15/26 and $398,481,686 various asset-backed convertible bonds, zero coupon to 9.156% due 11/10/24 to 02/15/2119; (value—$185,075,433); proceeds: $175,023,917	175,000,000	175,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with Barclays Bank PLC, 4.860% due 11/01/24, collateralized by $326,712,900 U.S. Treasury Inflation Index Bonds, 1.500% to 3.625% due 04/15/28 to 02/15/53 and $2,819,776,900 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 10/15/25 to 01/15/34; (value—$3,473,100,068); proceeds: $3,450,459,675	$3,405,000,000	$3,405,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $251,268,100 U.S. Treasury Notes, 3.875% to 4.250% due 03/31/25 to 12/31/34, $1,339,412,400 U.S. Treasury Bill, zero coupon due 12/24/24 to 01/30/25 and $3,228,866,100 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 01/15/25 to 04/15/25; (value—$5,610,000,131); proceeds: $5,500,744,028	5,500,000,000	5,500,000,000
Total repurchase agreements (cost—$9,699,200,000)		9,699,200,000
Total investments (cost—$24,697,075,164 which approximates cost for federal income tax purposes)—98.8%		24,697,075,164

Other assets in excess of liabilities—1.2%		302,032,531
Net assets—100.0%		$24,999,107,695

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,862,000,000	$—	$1,862,000,000
Commercial paper	—	11,791,875,164	—	11,791,875,164
Time deposits	—	1,344,000,000	—	1,344,000,000
Repurchase agreements	—	9,699,200,000	—	9,699,200,000
Total	$—	$24,697,075,164	$—	$24,697,075,164

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,813,157,257, represented 39.3% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2024.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—94.0%
Arizona—2.3%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C-RMK, 4.050%, VRD	$14,145,000	$14,145,000
Industrial Development Authority of the City of Phoenix Arizona, Mayo Clinic Arizona, Revenue Bonds, Series B-REM, 3.830%, VRD	6,950,000	6,950,000

		21,095,000

California—2.6%
City of Irvine CA, Series A, 3.100%, VRD	5,750,000	5,750,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Series A-5-REM, 3.100%, VRD	5,000,000	5,000,000
San Mateo County Transit District Sales Tax Revenue, Revenue Bonds, Series B, 3.100%, VRD	7,150,000	7,150,000
State of California, GO Bonds, Series A2-RMKT, 3.000%, VRD	4,000,000	4,000,000
Series A3-RMKT, 3.150%, VRD	2,000,000	2,000,000

		23,900,000

Connecticut—2.2%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds,
Series V-1, 3.600%, VRD	11,685,000	11,685,000
Series V-2, 3.600%, VRD	8,575,000	8,575,000

		20,260,000

District of Columbia—1.4%
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Subseries D-2, 4.000%, VRD	12,770,000	12,770,000

Florida—1.7%
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Refunding, Revenue Bonds, Series B, 4.000%, VRD	15,605,000	15,605,000

Illinois—10.8%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds, 3.450%, VRD	9,700,000	9,700,000

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds, Series G, 3.240%, VRD	$7,500,000	$7,500,000
Illinois Finance Authority, Northwestern Memorial Healthcare Obligated Group, Revenue Bonds, Series B, 4.000%, VRD	13,900,000	13,900,000
Illinois Finance Authority, OSF Healthcare System Obligated Group, Refunding, Revenue Bonds,
Series B, 3.600%, VRD	30,155,000	30,155,000
Series C, 4.000%, VRD	4,500,000	4,500,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds,
3.340%, VRD	6,410,000	6,410,000
3.340%, VRD	6,550,000	6,550,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds,
Series E-1-REMK, 3.250%, VRD	16,250,000	16,250,000
Series E-2-REMK, 3.250%, VRD	900,000	900,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds, 3.250%, VRD	3,630,000	3,630,000

		99,495,000

Indiana—6.6%
Indiana Finance Authority, Ascension Health Credit Group, Revenue Bonds, Series E4, 3.250%, VRD	17,440,000	17,440,000
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.850%, VRD	43,095,000	43,095,000

		60,535,000

Maryland—3.2%
County of Montgomery, GO Bonds, Series E, 3.950%, VRD	29,440,000	29,440,000

Massachusetts—0.7%
Massachusetts Health & Educational Facilities Authority, Baystate Medical Obligated Group, Revenue Bonds, Series J-2-R, 3.950%, VRD	6,250,000	6,250,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Michigan—1.6%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds, 4.050%, VRD	$14,300,000	$14,300,000

Mississippi—3.6%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 4.000%, VRD	4,750,000	4,750,000
Series B, 4.000%, VRD	7,500,000	7,500,000
Series B, 4.000%, VRD	2,800,000	2,800,000
Series C, 4.000%, VRD	8,910,000	8,910,000
Series C, 4.000%, VRD	650,011	650,011
Series E, 4.000%, VRD	950,000	950,000
Series I, 4.000%, VRD	2,500,000	2,500,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series G, 4.000%, VRD	5,000,000	5,000,000

		33,060,011

Missouri—4.5%
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 3.240%, VRD	9,420,000	9,420,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 3.950%, VRD	5,690,000	5,690,000
Series B-2-REMK, 4.000%, VRD	9,265,000	9,265,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds,
Series B, 3.950%, VRD	7,000,000	7,000,000
Series C-REMK, 3.900%, VRD	9,700,000	9,700,000

		41,075,000

Nebraska—1.5%
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group, Refunding, Revenue Bonds, Series A, 3.950%, VRD	13,910,000	13,910,000

	Face amount	Value
Municipal bonds—(continued)
New Jersey—0.3%
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, Revenue Bonds, Series B, 3.350%, VRD	$2,870,000	$2,870,000

New York—20.8%
City of New York, GO Bonds,
Subseries D-4, 4.000%, VRD	5,300,000	5,300,000
Subseries L-4, 3.900%, VRD	3,305,000	3,305,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1-REMK, 4.000%, VRD	34,380,000	34,380,000
Subseries 2012G-1-REMK, 4.000%, VRD	32,730,000	32,730,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A-RMKT, 3.290%, VRD	11,500,000	11,500,000
New York City Municipal Water Finance Authority, Revenue Bonds, 4.050%, VRD	38,835,000	38,835,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-4, 3.880%, VRD	36,770,000	36,770,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A2, 3.250%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 3.300%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds, Series 2005B-4C-REMK, 3.900%, VRD	22,575,000	22,575,000

		191,395,000

North Carolina—1.5%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Revenue Bonds, Series E-REMK, 4.000%, VRD	14,250,000	14,250,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Ohio—4.9%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 3.350%, VRD	$9,500,000	$9,500,000
Series B-R, 3.350%, VRD	2,940,000	2,940,000
Series C-R, 3.350%, VRD	4,985,000	4,985,000
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series E, 4.000%, VRD	25,645,000	25,645,000
Series F, 3.900%, VRD	1,950,000	1,950,000

		45,020,000

Pennsylvania—12.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds, Series C, 4.000%, VRD	33,075,000	33,075,000
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds, 3.240%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds, 3.340%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 3.230%, VRD	12,500,000	12,500,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B-REMK, 3.240%, VRD	19,585,000	19,585,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds, 3.240%, VRD	6,000,000	6,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.230%, VRD	16,950,000	16,950,000

		111,755,000

Texas—7.9%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series B, 4.050%, VRD	30,420,000	30,420,000

	Face amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 4.050%, VRD	$2,500,000	$2,500,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds, 3.290%, VRD	7,420,000	7,420,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Refunding, Revenue Bonds, 4.050%, VRD	5,000,000	5,000,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 4.050%, VRD	10,300,000	10,300,000
State of Texas, Veterans, GO Bonds, Series C-REM, 3.350%, VRD	8,285,000	8,285,000
Texas Department of Transportation State Highway Fund, Revenue Bonds, Series B REMK 3, 3.260%, VRD	8,500,000	8,500,000

		72,425,000

Virginia—0.3%
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 3.240%, VRD	2,350,000	2,350,000

Washington—2.9%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK 9, 3.250%, VRD	26,990,000	26,990,000

West Virginia—0.1%
West Virginia Hospital Finance Authority, University Health System Obligated Group, Refunding, Revenue Bonds, Series D, 3.240%, VRD	765,000	765,000

Wisconsin—0.4%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds, Series A, 4.000%, VRD	4,000,000	4,000,000
Total municipal bonds (cost—$863,515,011)		863,515,011

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—2.2%
New York—2.2%
City of Rochester 3.380%, due 11/19/24 (cost—$20,000,000)		$20,000,000
Total investments (cost—$883,515,011 which approximates cost for federal income tax purposes)—96.2%		883,515,011

Other assets in excess of liabilities—3.8%		34,687,211
Net assets—100.0%		$918,202,222

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Municipal bonds	$—	$863,515,011	$—	$863,515,011
Tax-exempt commercial paper	—	20,000,000	—	20,000,000
Total	$—	$883,515,011	$—	$883,515,011

At October 31, 2024, there were no transfers in or out of Level 3.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

GO	General Obligation

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2024 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2024 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$16,839,494,332	$25,986,508,384	$8,226,518,173	$14,997,875,164	$883,515,011
Repurchase agreements	10,889,000,000	16,869,000,000	—	9,699,200,000	—

Investments, at value
Investment	16,839,494,332	25,986,508,384	8,226,518,173	14,997,875,164	883,515,011
Repurchase agreements	10,889,000,000	16,869,000,000	—	9,699,200,000	—
Cash	402,348,048	671,747,457	18,619,402	374,554,044	2,275,229
Receivable for investments sold	—	—	—	—	29,909,874
Receivable for interest	16,453,627	3,810,521	69,706	26,382,070	2,581,175
Deferred offering costs	—	—	51,851	—	—
Total assets	28,147,296,007	43,531,066,362	8,245,259,132	25,098,011,278	918,281,289

Liabilities:
Payable for investments purchased	272,943,720	422,717,891	392,160,806	95,743,305	—
Payable to affiliate	2,307,387	3,621,284	563,003	2,036,055	79,067
Payable to custodian	—	—	17,326	—	—
Accrued expenses and other liabilities	—	—	20,136	1,124,223	—
Total liabilities	275,251,107	426,339,175	392,761,271	98,903,583	79,067
Net assets, at value	$27,872,044,900	$43,104,727,187	$7,852,497,861	$24,999,107,695	$918,202,222

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2024 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$674,843,520	$1,087,651,326	$103,387,899	$481,735,684	$20,382,528
Expenses:
Investment advisory and administration fees	12,773,170	20,481,569	1,995,436	9,007,237	610,032
Custody and fund accounting fees	—	—	13,021	—	—
Trustees’ fees	55,290	87,865	36,205	43,840	12,749
Professional services fees	—	—	74,611	—	—
Printing and shareholder report fees	—	—	3,758	—	—
Amortization of offering costs	—	—	19,793	—	—
Other expenses	—	—	7,572	—	—
Total expenses	12,828,460	20,569,434	2,150,396	9,051,077	622,781
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(136,603)	—	—
Net expenses	12,828,460	20,569,434	2,013,793	9,051,077	622,781
Net investment income (loss)	662,015,060	1,067,081,892	101,374,106	472,684,607	19,759,747
Net realized gain (loss)	460,571	—	17,552	52,946	—
Net increase (decrease) in net assets resulting from operations	$662,475,631	$1,067,081,892	$101,391,658	$472,737,553	$19,759,747

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 662,015,060	$ 1,049,914,890
Net realized gain (loss)	460,571	—
Net increase (decrease) in net assets resulting from operations	662,475,631	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	3,886,098,698	3,038,590,921
Net increase (decrease) in net assets	4,548,574,329	4,088,505,811
Net assets:

Beginning of period	23,323,470,571	19,234,964,760
End of period	$27,872,044,900	$23,323,470,571

	Treasury Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 1,067,081,892	$ 1,933,416,360
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	1,067,081,892	1,933,416,360
Net increase (decrease) in net assets from beneficial interest transactions	2,940,615,028	2,285,766,889
Net increase (decrease) in net assets	4,007,696,920	4,219,183,249
Net assets:

Beginning of period	39,097,030,267	34,877,847,018
End of period	$43,104,727,187	$39,097,030,267

	100% US Treasury Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$ 101,374,106	$ 175,126
Net realized gain (loss)	17,552	—
Net increase (decrease) in net assets resulting from operations	101,391,658	175,126
Net increase (decrease) in net assets from beneficial interest transactions	7,726,007,191	24,923,886
Net increase (decrease) in net assets	7,827,398,849	25,099,012
Net assets:

Beginning of period	25,099,012	—
End of period	$7,852,497,861	$25,099,012

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets (continued)

	Prime CNAV Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 472,684,607	$ 646,042,580
Net realized gain (loss)	52,946	428
Net increase (decrease) in net assets resulting from operations	472,737,553	646,043,008
Net increase (decrease) in net assets from beneficial interest transactions	11,169,419,191	3,744,622,503
Net increase (decrease) in net assets	11,642,156,744	4,390,665,511
Net assets:

Beginning of period	13,356,950,951	8,966,285,440
End of period	$24,999,107,695	$13,356,950,951

	Tax-Free Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 19,759,747	$ 33,580,303
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	19,759,747	33,580,303
Net increase (decrease) in net assets from beneficial interest transactions	(253,657,221)	196,778,540
Net increase (decrease) in net assets	(233,897,474)	230,358,843
Net assets:

Beginning of period	1,152,099,696	921,740,853
End of period	$918,202,222	$1,152,099,696

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.06%	0.10%	0.10%
Net investment income (loss)	5.16%[1]	5.25%	3.78%	0.02%	0.09%	1.75%
Supplemental data:
Total investment return[2]	2.64%	5.39%	3.14%	0.03%	0.08%	1.74%
Net assets, end of period (000’s)	$27,872,045	$23,323,471	$19,234,965	$4,297,678	$8,822,693	$17,762,675

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.06%	0.09%	0.10%
Net investment income (loss)	5.15%[1]	5.24%	3.23%	0.04%	0.09%	1.56%
Supplemental data:
Total investment return[2]	2.63%	5.36%	3.06%	0.04%	0.08%	1.70%
Net assets, end of period (000’s)	$43,104,727	$39,097,030	$34,877,847	$21,681,389	$32,675,191	$34,803,721

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	0.11%[2]	1.73%[2]
Expenses after fee waivers	0.10%[2]	0.10%[2]
Net investment income (loss)	5.03%[2]	5.26%[2]
Supplemental data:
Total investment return[3]	2.71%	0.70%
Net assets, end of period (000’s)	$7,852,498	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.22%[1]	5.41%	3.84%	0.08%	0.19%	1.83%
Supplemental data:
Total investment return[2]	2.70%	5.55%	3.27%	0.09%	0.17%	1.90%
Net assets, end of period (000’s)	$24,999,108	$13,356,951	$8,966,285	$1,908,435	$4,449,407	$7,495,231

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.05%	0.09%	0.10%
Net investment income (loss)	3.17%[1]	3.27%	1.84%	0.05%	0.04%	1.19%
Supplemental data:
Total investment return[2]	1.61%	3.33%	1.85%	0.05%	0.04%	1.23%
Net assets, end of period (000’s)	$918,202	$1,152,100	$921,741	$883,686	$814,225	$2,573,583

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with five series.

Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) (formerly, UBS Asset Management (Americas) Inc.) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and

Master Trust

Notes to financial statements (unaudited)

Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime CNAV Master Fund and Tax-Free Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund

Master Trust

Notes to financial statements (unaudited)

and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended October 31, 2024, the Board of Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Master Trust

Notes to financial statements (unaudited)

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Master Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2024, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,307,387
Treasury Master Fund	3,621,284
100% US Treasury Master Fund	563,003
Prime CNAV Master Fund	2,036,055
Tax-Free Master Fund	79,067

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interestholders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

Master Trust

Notes to financial statements (unaudited)

During the period ended October 31, 2024, UBS AM waived the below amount, which is subject to future recoupment:

Fund	Amounts waived by UBS AM	Expires April 30, 2028
100% US Treasury Master Fund	$136,603	$136,603

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$54,036,535,957	$56,516,921,636
Withdrawals	(50,150,437,259)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$3,886,098,698	$3,038,590,921

Treasury Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$48,862,125,090	$82,757,159,468
Withdrawals	(45,921,510,062)	(80,471,392,579)
Net increase (decrease) in beneficial interest	$2,940,615,028	$2,285,766,889

100% US Treasury Master Fund
	For the six months ended October 31, 2024	For the period from March 13, 2024[1] to April 30, 2024
Contributions	$8,991,724,870	$58,385,304
Withdrawals	(1,265,717,679)	(33,461,418)
Net increase (decrease) in beneficial interest	$7,726,007,191	$24,923,886
[1] Commencement of operations.
Prime CNAV Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$23,024,873,174	$9,745,111,848
Withdrawals	(11,855,453,983)	(6,000,489,345)
Net increase (decrease) in beneficial interest	$11,169,419,191	$3,744,622,503

Tax-Free Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$801,110,441	$1,572,373,118
Withdrawals	(1,054,767,662)	(1,375,594,578)
Net increase (decrease) in beneficial interest	$(253,657,221)	$196,778,540

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2024, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Fund

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. The purpose of the transaction was to respond to regulatory changes. In exchange, the applicable Destination Fund assumed all of the liabilities of the applicable Target Fund and issued interest(s) to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of an interest(s) of the Target Fund for an interest(s) of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

Master Trust

Notes to financial statements (unaudited)

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the period ended October 31, 2024 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
Prime CNAV Master Fund	$762,866,853	$(1,803,740)	$761,063,113

Subsequent Event

Upon the recommendation of UBS AM, Tax-Free Master Fund’s investment adviser/administrator, the Board of Trustees of Master Trust approved the liquidation of Tax-Free Master Fund pursuant to a Plan of Liquidation. All interests of Tax-Free Master Fund were liquidated on December 13, 2024.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2024. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

S1663

Limited Purpose Cash Investment Fund

Semiannual Financial Statements  |  October 31, 2024

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations: 0.3%
Federal Home Loan Banks
1 day USD SOFR + 0.120% 4.930%, due 11/1/24[1]	$13,000,000	$13,000,697

U.S. Treasury obligations: 56.4%
U.S. Treasury Bills
4.367% due 04/03/25[2]	26,000,000	25,517,764
4.425% due 03/27/25[2]	26,000,000	25,539,208
4.425% due 04/17/25[2]	52,000,000	50,955,966
4.462% due 04/10/25[2]	48,000,000	47,076,733
4.467% due 04/24/25[2]	55,000,000	53,852,098
4.481% due 02/20/25[2]	75,000,000	73,976,063
4.483% due 05/01/25[2]	53,000,000	51,851,505
4.526% due 01/28/25[2]	53,000,000	52,422,830
4.537% due 02/04/25[2]	52,000,000	51,390,870
4.548% due 02/18/25[2]	53,000,000	52,288,707
4.558% due 01/28/25[2]	50,000,000	49,455,500
4.558% due 02/11/25[2]	49,000,000	48,383,719
4.558% due 03/04/25[2]	52,000,000	51,239,248
4.573% due 03/20/25[2]	25,000,000	24,578,445
4.574% due 02/25/25[2]	55,000,000	54,215,570
4.605% due 01/30/25[2]	53,000,000	52,411,568
4.615% due 01/02/25[2]	52,000,000	51,595,683
4.616% due 01/21/25[2]	102,000,000	100,978,839
4.625% due 01/14/25[2]	100,000,000	99,083,856
4.625% due 01/23/25[2]	55,000,000	54,436,983
4.631% due 01/16/25[2]	52,000,000	51,508,876
4.657% due 12/26/24[2]	102,000,000	101,288,185
4.667% due 01/09/25[2]	48,000,000	47,589,105
4.687% due 12/31/24[2]	100,000,000	99,245,333
4.701% due 03/13/25[2]	25,000,000	24,598,930
4.799% due 01/21/25[2]	50,000,000	49,499,431
4.875% due 12/19/24[2]	50,000,000	49,696,334
4.956% due 01/07/25[2]	48,000,000	47,601,127
5.018% due 12/31/24[2]	49,000,000	48,630,213
5.025% due 12/12/24[2]	50,000,000	49,738,386
5.103% due 12/05/24[2]	47,000,000	46,796,033
5.114% due 11/29/24[2]	47,000,000	46,831,570
5.192% due 11/21/24[2]	46,000,000	45,881,928
5.286% due 01/09/25[2]	51,000,000	50,563,424
5.323% due 01/02/25[2]	51,000,000	50,603,459
5.350% due 12/26/24[2]	54,000,000	53,623,157
5.361% due 12/19/24[2]	54,000,000	53,672,040
5.367% due 11/07/24[2]	52,000,000	51,959,622
5.367% due 12/05/24[2]	56,000,000	55,756,976
5.370% due 11/05/24[2]	51,000,000	50,973,504
5.372% due 11/21/24[2]	52,000,000	51,866,528
5.377% due 11/14/24[2]	50,200,000	50,115,506
5.377% due 12/12/24[2]	56,000,000	55,706,992
5.378% due 11/29/24[2]	54,000,000	53,806,485
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	149,000,000	148,876,613
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	99,000,000	98,954,043

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[1]	$197,000,000	$197,048,218
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	39,000,000	38,997,027
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[1]	158,000,000	158,071,468
Total U.S. Treasury obligations (cost—$3,000,297,887)		3,000,751,668

Repurchase agreements: 43.7%
Repurchase agreement dated 10/31/24 with BofA Securities, Inc., 4.840% due 11/01/2024, collateralized by $86,367,559 Federal Home Loan Mortgage Corp., obligations, 2.000% to 7.500% due 05/01/33 to 09/01/54, $603,615,859 Federal National Mortgage Association obligations, 2.000% to 6.500% due 06/01/25 to 04/01/53; (value—$408,000,000); proceeds: $400,053,778	400,000,000	400,000,000
Repurchase agreement dated 10/31/24 with BofA Securities, Inc., 4.830% due 11/01/2024, collateralized by $523,420,893 U.S. Treasury Bond Strips, zero coupon due 08/15/35, $199,900,800 U.S. Treasury Notes, 4.125% due 10/31/31, $70,367,900 U.S. Treasury Bonds, 3.125% due 02/15/43; (value—$581,400,000); proceeds: $570,076,475	570,000,000	570,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $1,189,263,200 U.S. Treasury Notes, 0.500% to 4.625% due 06/15/27 to 01/31/29 and $238,773,400 U.S. Treasury Bonds, 3.875% due 05/15/43; (value—$1,382,100,112); proceeds: $1,355,183,301	1,355,000,000	1,355,000,000
Total repurchase agreements (cost—$2,325,000,000)		2,325,000,000
Total investments (cost—$5,338,297,887 which approximates cost for federal income tax purposes)—100.4%		5,338,752,365

Liabilities in excess of other assets—(0.4)%		(21,095,822)
Net assets—100.0%		$5,317,656,543

1

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$13,000,697	$—	$13,000,697
U.S. Treasury obligations	—	3,000,751,668	—	3,000,751,668
Repurchase agreements	—	2,325,000,000	—	2,325,000,000
Total	$—	$5,338,752,365	$—	$5,338,752,365

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rates shown reflect yield at October 31, 2024.

Portfolio acronyms:

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

2

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2024 (unaudited)

Assets:
Investments, at value (cost—$3,013,297,887)	$3,013,752,365
Repurchase agreements, at value (cost—$2,325,000,000)	2,325,000,000
Total investments in securities, at value (cost—$5,338,297,887)	5,338,752,365
Cash	51,000,432
Receivable for interest	487,502
Total assets	5,390,240,299

Liabilities:
Payable for investments purchased	51,238,532
Dividends payable to shareholders	21,130,836
Payable to affiliate	214,388
Total liabilities	72,583,756
Net assets	$5,317,656,543

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	5,317,418,161
Distributable earnings (accumulated losses)	238,382
Net assets	$5,317,656,543
Shares outstanding	5,319,664,076
Net asset value per share	$0.9996

See accompanying notes to financial statements.

3

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2024 (unaudited)
Investment income:
Interest	$132,362,910
Expenses:
Investment advisory and administration fees	2,994,026
Trustees’ fees	28,318
Total expenses	3,022,344
Fee waivers and/or expense reimbursements by investment manager and administrator	(1,511,172)
Net expenses	1,511,172
Net investment income (loss)	130,851,738
Net realized gain (loss)	51
Net change in unrealized appreciation (depreciation)	369,652
Net realized and unrealized gain (loss)	369,703
Net increase (decrease) in net assets resulting from operations	$131,221,441

See accompanying notes to financial statements.

4

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$130,851,738	$268,369,134
Net realized gain (loss)	51	(632)
Net change in unrealized appreciation (depreciation)	369,652	(232,561)
Net increase (decrease) in net assets resulting from operations	131,221,441	268,135,941
Total distributions	(130,851,738)	(268,369,134)
Net increase (decrease) in net assets from beneficial interest transactions	(328,688,895)	110,865,197
Net increase (decrease) in net assets	(328,319,192)	110,632,004
Net assets:

Beginning of period	5,645,975,735	5,535,343,731
End of period	$5,317,656,543	$5,645,975,735

See accompanying notes to financial statements.

5

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$0.9996	$ 0.9996	$ 0.9995	$ 0.9997	$ 1.0008	$ 0.9999
Net investment income (loss)	0.0262	0.0529	0.0292	0.0004	0.0014	0.0179
Net realized and unrealized gain (loss)	0.0000 [1]	0.0000 [1]	0.0001	(0.0002)	(0.0010)	0.0009
Net increase (decrease) from operations	0.0262	0.0529	0.0293	0.0002	0.0004	0.0188
Dividends from net investment income	(0.0262)	(0.0529)	(0.0292)	(0.0004)	(0.0014)	(0.0179)
Distributions from net realized gains	—	—	—	(0.0000)[1]	(0.0001)	—
Total dividends and distributions	(0.0262)	(0.0529)	(0.0292)	(0.0004)	(0.0015)	(0.0179)
Net asset value, end of period	$0.9996	$ 0.9996	$ 0.9996	$ 0.9995	$ 0.9997	$ 1.0008
Total investment return[2]	2.59%	5.36%	2.91%	0.02%	0.04%	1.89%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses after fee waivers and/or expense reimbursements	0.06%[3]	0.06%	0.06%	0.04%	0.06%	0.06%
Net investment income (loss)	5.20%[3]	5.29%	2.92%	0.04%	0.13%	1.84%
Supplemental data:
Net assets, end of period (000’s)	$5,317,657	$5,645,976	$5,535,344	$5,249,952	$3,216,549	$3,309,628

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

6

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fifteen series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

This Fund is privately offered, and its shares are not registered under the Securities Act of 1933, as amended (“1933 Act”).

The following is a summary of significant accounting policies:

Valuation of investments— Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

7

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering document).

Liquidity fee — By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

8

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2024, UBS AM is owed $478,965 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2024, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended October 31, 2024, UBS AM waived $1,511,172 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2024, UBS AM owed the Fund $264,577 in fee waivers. The amount owed by or (owed to) UBS AM is shown at a net level on the statement of assets and liabilities.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of the Fund’s average daily net assets, and that the amount disclosed in the paragraph above for accrued advisory and administration fees is net of independent trustees’ fees and expenses previously paid. At October 31, 2024, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

UBS AM may also voluntarily waive fees/reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2024, the Fund did not have this additional waiver.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2024		For the year ended April 30, 2024
	Shares	Amount	Shares	Amount
Shares sold	14,879,163,524	$14,873,630,677	20,694,364,197	$20,686,325,389
Shares repurchased	(15,275,837,664)	(15,270,174,508)	(20,728,071,064)	(20,720,225,053)
Dividends reinvested	67,882,079	67,854,936	144,818,836	144,764,861
Net increase (decrease)	(328,792,061)	$(328,688,895)	111,111,969	$110,865,197

9

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2024, was ordinary income in the amount of $268,369,134.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$674,682
Gross unrealized depreciation	(220,204)
Net unrealized appreciation (depreciation)	454,478

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2024, the Fund had capital loss carryforwards of $216,146 in short term capital losses.

The tax character of distributions made and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2025.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2024 the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024, remains subject to examination by the Internal Revenue Service and state taxing authorities.

10

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2024. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

UBS Ultra Short Income Fund

Semiannual Financial Statements  |  October 31, 2024

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2024

	Face amount	Value
Asset-backed securities—21.0%
Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.770%, due 09/15/26	$1,147,779	$1,131,810
CarMax Auto Owner Trust, Series 2021-3, Class A4, 0.740%, due 01/15/27	3,400,000	3,288,682
CCG Receivables Trust,
Series 2022-1, Class C, 4.670%, due 07/16/29[1]	3,000,000	2,988,645
Series 2022-1, Class B, 4.420%, due 07/16/29[1]	3,000,000	2,982,739
Series 2022-1, Class A2, 3.910%, due 07/16/29[1]	435,348	433,180
Series 2023-2, Class A2, 6.280%, due 04/14/32[1]	436,474	442,788
Chesapeake Funding II LLC,
Series 2023-1A, Class A1, 5.650%, due 05/15/35[1]	307,698	309,404
Series 2023-2A, Class A1, 6.160%, due 10/15/35[1]	2,966,733	3,002,599
Daimler Trucks Retail Trust,
Series 2022-1, Class A4, 5.390%, due 01/15/30	275,000	276,088
Series 2023-1, Class A3, 5.900%, due 03/15/27	1,614,000	1,630,776
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.650%, due 01/22/29[1]	690,000	694,605
DLLST LLC, Series 2022-1A, Class A4, 3.690%, due 09/20/28[1]	1,405,836	1,402,093
Enterprise Fleet Financing LLC,
Series 2021-3, Class A3, 1.220%, due 08/20/27[1]	2,910,000	2,845,598
Series 2021-3, Class A2, 0.770%, due 08/20/27[1]	391,446	389,256
Enterprise Fleet Funding LLC, Series 2021-1, Class A3, 0.700%, due 12/21/26[1]	798,662	791,578
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.540%, due 12/15/26	5,000,000	5,016,091
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%, due 07/15/31[1]	650,000	647,769
Series 2020-1, Class B, 2.290%, due 08/15/31[1]	2,390,000	2,370,564
Series 2020-1, Class A, 2.040%, due 08/15/31[1]	3,000,000	2,975,280
Series 2020-2, Class B, 1.490%, due 04/15/33[1]	600,000	580,084
Series 2020-2, Class A, 1.060%, due 04/15/33[1]	670,000	647,326

	Face amount	Value
Asset-backed securities—(continued)
GreatAmerica Leasing Receivables Funding LLC,
Series 2021-1, Class C, 0.920%, due 12/15/27[1]	$1,040,000	$1,034,310
Series 2021-2, Class A3, 0.670%, due 07/15/25[1]	121,432	120,948
Series 2022-1, Class A3, 5.080%, due 09/15/26[1]	280,000	280,358
HPEFS Equipment Trust,
Series 2023-1A, Class B, 5.730%, due 04/20/28[1]	450,000	452,977
Series 2023-1A, Class A3, 5.410%, due 02/22/28[1]	1,575,000	1,579,302
Hyundai Auto Lease Securitization Trust, Series 2022-C, Class A4, 4.480%, due 08/17/26[1]	4,300,000	4,295,608
Hyundai Auto Receivables Trust, Series 2020-C, Class C, 1.080%, due 12/15/27	1,500,000	1,477,605
John Deere Owner Trust, Series 2022-A, Class A3, 2.320%, due 09/15/26	2,122,590	2,098,992
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.670%, due 10/15/26[1]	404,969	400,360
MMAF Equipment Finance LLC,
Series 2020-BA, Class A3, 0.490%, due 08/14/25[1]	157,992	157,269
Series 2022-A, Class A3, 3.200%, due 01/13/28[1]	2,032,829	2,009,019
Series 2023-A, Class A2, 5.790%, due 11/13/26[1]	285,256	286,684
NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.800%, due 03/15/27[1]	4,000,000	3,965,872
Nissan Auto Lease Trust, Series 2023-B, Class A4, 5.610%, due 11/15/27	665,000	670,305
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, due 12/15/28[1]	4,000,000	3,978,249
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class B, 0.710%, due 08/17/26[1]	1,250,000	1,239,095
Synchrony Card Funding LLC,
Series 2022-A1, Class A, 3.370%, due 04/15/28	3,300,000	3,278,516
Series 2022-A2, Class A, 3.860%, due 07/15/28	1,000,000	993,484
USAA Auto Owner Trust, Series 2022-A, Class B, 5.500%, due 02/15/30[1]	3,629,000	3,645,301

1

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2024

	Face amount	Value
Asset-backed securities—(concluded)
Verizon Master Trust,
Series 2022-2, Class B, 1.830%, due 07/20/28	$1,350,000	$1,340,151
Series 2022-4, Class B, 3.640%, due 11/20/28	3,250,000	3,225,478
Series 2022-6, Class A, 3.670%, due 01/22/29	2,500,000	2,481,191
Series 2024-3, Class A1A, 5.340%, due 04/22/30	35,000	35,630
World Omni Auto Receivables Trust,
Series 2021-A, Class A4, 0.480%, due 09/15/26	2,320,578	2,296,599
Series 2022-A, Class A3, 1.660%, due 05/17/27	725,879	715,182
Total asset-backed securities (cost—$76,879,382)		76,905,440

Certificates of deposit: 1.4%
Banking-non-U.S.: 1.4%
Swedbank AB 1 day USD SOFR + 0.180%, 5.000%, due 04/02/25[2]	5,000,000	5,000,000
Total Certificates of deposit (cost—$5,000,000)		5,000,000

Commercial paper: 30.4%
Banking-non-U.S.: 28.6%
Banco Santander SA
4.400%, due 03/21/25[1]	3,500,000	3,440,111
4.550%, due 02/04/25[1]	1,250,000	1,234,991
4.700%, due 02/04/25[1]	3,500,000	3,456,590
BPCE SA
4.410%, due 03/03/25[1]	3,000,000	2,955,165
4.520%, due 02/03/25[1]	3,500,000	3,458,692
Credit Agricole Corporate & Investment Bank SA 4.850%, due 02/26/25	3,500,000	3,444,831
DBS Bank Ltd.
4.595%, due 03/25/25[1]	3,000,000	2,946,840
4.640%, due 12/27/24[1]	3,500,000	3,474,738
4.860%, due 02/10/25[1]	4,000,000	3,945,460
DNB Bank ASA 4.840%, due 02/24/25[1]	3,000,000	2,953,617
Federation des Caisses Desjardins du Quebec
4.730%, due 12/18/24[1]	3,000,000	2,981,474
4.860%, due 12/16/24[1]	3,500,000	3,478,738
ING U.S. Funding LLC 4.740%, due 12/16/24	1,000,000	994,075
Lloyds Bank PLC 4.560%, due 02/04/25[1]	3,000,000	2,963,900
Mizuho Bank Ltd. 4.677%, due 04/14/25[1]	3,000,000	2,938,363
MUFG Bank Ltd.
4.710%, due 12/16/24	3,000,000	2,982,338
5.100%, due 12/10/24	5,000,000	4,972,375
National Bank of Canada 4.910%, due 01/21/25[1]	1,000,000	988,953

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Natixis SA
4.810%, due 02/27/25	$4,000,000	$3,936,936
4.840%, due 02/27/25	3,750,000	3,690,508
Nordea Bank Abp
5.070%, due 12/12/24[1]	4,000,000	3,976,903
5.110%, due 02/18/25[1]	3,000,000	2,953,584
NRW Bank
4.760%, due 02/13/25[1]	3,000,000	2,958,747
4.790%, due 02/12/25[1]	4,000,000	3,945,181
Skandinaviska Enskilda Banken AB
5.020%, due 05/02/25[1,2]	2,000,000	2,000,000
5.240%, due 12/18/24[1]	4,000,000	3,972,636
5.250%, due 02/07/25[1]	3,000,000	2,957,125
Societe Generale SA 4.700%, due 01/03/25[1]	6,000,000	5,950,650
Svenska Handelsbanken AB
4.370%, due 04/02/25[1]	3,500,000	3,435,421
5.120%, due 02/10/25[1]	3,918,000	3,861,720
Toronto-Dominion Bank 5.540%, due 03/21/25	4,000,000	4,000,000
United Overseas Bank Ltd. 4.740%, due 11/26/24[1]	3,500,000	3,488,479

		104,739,141

Banking-U.S.: 1.8%
HSBC USA, Inc.
4.570%, due 04/24/25[1]	3,214,000	3,143,008
4.830%, due 03/27/25[1]	3,500,000	3,431,441

		6,574,449
Total commercial paper (cost—$111,313,590)		111,313,590

Corporate bonds—46.4%
Auto manufacturers: 5.5%
American Honda Finance Corp.
Series A, 4.600%, due 04/17/25	4,250,000	4,246,385
1 day USD SOFR + 0.720%, 5.550%, due 10/22/27[2]	2,500,000	2,500,120
BMW U.S. Capital LLC 3.250%, due 04/01/25[1]	4,000,000	3,973,031
Daimler Truck Finance North America LLC 5.600%, due 08/08/25[1]	2,000,000	2,013,026
Mercedes-Benz Finance North America LLC 5.500%, due 11/27/24[1]	5,000,000	5,000,934
Toyota Motor Credit Corp. 1 day USD SOFR + 0.650%, 5.530%, due 03/19/27[2]	2,500,000	2,505,567

		20,239,063

2

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2024

	Face amount	Value
Corporate bonds—(continued)
Banks: 32.4%
ANZ New Zealand International Ltd. 2.166%, due 02/18/25[1]	$5,500,000	$5,454,913
Australia & New Zealand Banking Group Ltd.
5.375%, due 07/03/25	4,000,000	4,021,578
1 day USD SOFR + 0.560%, 5.453%, due 03/18/26[1,2]	3,000,000	3,006,099
Bank of America Corp. 1 day USD SOFR + 0.970%, 5.799%, due 07/22/27[2]	1,500,000	1,506,314
Bank of Montreal 1 day USD SOFR Index + 0.760%, 5.788%, due 06/04/27[2]	2,000,000	2,000,829
Bank of Nova Scotia
5.250%, due 12/06/24	5,000,000	5,001,059
1 day USD SOFR Index + 0.780%, 5.808%, due 06/04/27[2]	997,000	999,015
Banque Federative du Credit Mutuel SA 1 day USD SOFR Index + 0.410%, 5.556%, due 02/04/25[1,2]	5,000,000	5,002,400
Barclays PLC 3.650%, due 03/16/25	2,500,000	2,487,044
Canadian Imperial Bank of Commerce 3.300%, due 04/07/25	2,500,000	2,484,265
Citigroup, Inc. 3.300%, due 04/27/25	4,500,000	4,469,316
Commonwealth Bank of Australia 5.079%, due 01/10/25	5,250,000	5,251,223
Cooperatieve Rabobank UA
1.375%, due 01/10/25	4,500,000	4,469,599
1 day USD SOFR Index + 0.710%, 5.714%, due 03/05/27[2]	1,385,000	1,388,638
Federation des Caisses Desjardins du Quebec 2.050%, due 02/10/25[1]	5,000,000	4,957,650
Goldman Sachs Bank USA 1 day USD SOFR + 0.750%, 5.826%, due 05/21/27[2]	2,000,000	2,001,380
HSBC USA, Inc. 5.625%, due 03/17/25	4,000,000	4,011,268
ING Groep NV 1 day USD SOFR Index + 1.560%, 6.514%, due 09/11/27[2]	1,070,000	1,085,667
JPMorgan Chase & Co. 1 day USD SOFR + 0.920%, 5.989%, due 02/24/26[2]	10,000,000	10,018,007
Lloyds Banking Group PLC 4.450%, due 05/08/25	2,000,000	1,995,619
Macquarie Bank Ltd. 1 day USD SOFR Index + 0.920%, 5.775%, due 07/02/27[1,2]	2,500,000	2,516,630
Macquarie Group Ltd. 6.207%, due 11/22/24[1]	3,250,000	3,252,046
Morgan Stanley Bank NA 1 day USD SOFR + 0.685%, 5.523%, due 10/15/27[2]	2,750,000	2,756,545

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
National Australia Bank Ltd. 1 day USD SOFR + 0.620%, 5.579%, due 06/11/27[1,2]	$3,000,000	$3,006,639
NatWest Markets PLC 1 day USD SOFR + 0.900%, 5.998%, due 05/17/27[1,2]	2,600,000	2,605,792
Nordea Bank Abp 1 day USD SOFR + 0.740%, 5.620%, due 03/19/27[1,2]	3,000,000	3,012,543
Royal Bank of Canada 1 day USD SOFR Index + 0.720%, 5.558%, due 10/18/27[2]	2,500,000	2,502,753
Skandinaviska Enskilda Banken AB 3.700%, due 06/09/25[1]	2,000,000	1,987,606
Societe Generale SA 2.625%, due 01/22/25[1]	3,000,000	2,982,310
Sumitomo Mitsui Financial Group, Inc. 2.348%, due 01/15/25	2,500,000	2,486,762
Svenska Handelsbanken AB 3.650%, due 06/10/25[1]	4,000,000	3,978,064
Toronto-Dominion Bank 1 day USD SOFR + 0.730%, 5.569%, due 04/05/27[2]	2,000,000	2,001,889
Wells Fargo & Co. 3.000%, due 02/19/25	3,000,000	2,981,897
Westpac Banking Corp.
1 day USD SOFR + 0.420%, 5.260%, due 04/16/26[2]	1,000,000	1,001,590
1 day USD SOFR + 0.300%, 5.398%, due 11/18/24[2]	10,000,000	10,002,700

		118,687,649

Biotechnology: 1.1%
Amgen, Inc. 5.250%, due 03/02/25	4,000,000	4,004,332

Diversified financial services: 1.2%
American Express Co. 3.950%, due 08/01/25	2,000,000	1,989,841
Capital One Financial Corp. (fixed, converts to FRN on 03/03/25), 2.636%, due 03/03/26[2]	2,500,000	2,477,123

		4,466,964

Electric: 0.9%
DTE Energy Co. Series F, 1.050%, due 06/01/25	1,250,000	1,223,157
Xcel Energy, Inc. 3.300%, due 06/01/25	2,000,000	1,978,535

		3,201,692

Machinery-diversified: 0.5%
John Deere Capital Corp. 1 day USD SOFR + 0.440%, 5.488%, due 03/06/26[2]	2,000,000	2,002,140

3

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2024

	Face amount	Value
Corporate bonds—(concluded)
Pharmaceuticals: 1.9%
AbbVie, Inc. 2.600%, due 11/21/24	$5,000,000	$4,993,433
CVS Health Corp. 3.875%, due 07/20/25	2,000,000	1,983,686

		6,977,119

Retail: 1.1%
Home Depot, Inc. 1 day USD SOFR + 0.330%, 5.214%, due 12/24/25[2]	2,500,000	2,500,298
Lowe’s Cos., Inc. 4.000%, due 04/15/25	1,411,000	1,405,733

		3,906,031

Software: 0.7%
Oracle Corp. 2.950%, due 05/15/25	2,500,000	2,473,779

Telecommunications: 1.1%
Verizon Communications, Inc. 3.376%, due 02/15/25	4,000,000	3,981,138
Total corporate bonds (cost—$169,729,714)		169,939,907

	Number of shares	Value
Short-term investments—0.5%
Investment companies: 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.824%[3] (cost $1,825,608)	$1,825,608	$1,825,608
Total investments (cost—$364,748,294)—99.7%		364,984,545

Other assets in excess of liabilities—0.3%		1,205,683
Net assets—100.0%		$366,190,228

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$76,905,440	$—	$76,905,440
Certificates of deposit	—	5,000,000	—	5,000,000
Commercial paper	—	111,313,590	—	111,313,590
Corporate bonds	—	169,939,907	—	169,939,907
Investment companies	—	1,825,608	—	1,825,608
Total	$—	$364,984,545	$—	$364,984,545

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $186,991,070, represented 51.1% of the Fund’s net assets at period end.

[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]	Rates shown reflect yield at October 31, 2024.

See accompanying notes to financial statements.

4

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2024

Portfolio acronyms:

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

5

UBS Ultra Short Income Fund

Statement of assets and liabilities

October 31, 2024 (unaudited)

Assets:
Investments, at value (cost—$364,748,294)	$364,984,545
Receivable for fund shares sold	249,351
Receivable for interest and dividends	1,781,376
Other assets	388
Total assets	367,015,660

Liabilities:
Payable for fund shares redeemed	381,675
Dividends payable to shareholders	190,134
Payable to affiliate	46,069
Payable to custodian	14,083
Accrued expenses and other liabilities	193,471
Total liabilities	825,432
Net assets	$366,190,228

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	405,814,794
Distributable earnings (accumulated losses)	(39,624,566)
Net assets	$366,190,228

Class A
Net assets	$ 64,048,640
Shares outstanding	6,495,615
Net asset value and offering price per share	$ 9.86

Class P
Net assets	$302,056,576
Shares outstanding	30,664,826
Net asset value and offering price per share	$ 9.85

Class I
Net Assets	$ 85,012
Shares Outstanding	8,648
Net asset value and offering price per share	$ 9.83

See accompanying notes to financial statements.

6

UBS Ultra Short Income Fund

Statement of operations

For the six months ended October 31, 2024 (unaudited)
Investment income:
Interest	$10,420,347
Securities lending	577
Total income	10,420,924
Expenses:
Investment advisory and administration fees	579,717
Service fees—Class A	34,239
Transfer agency and related services fees—Class A	6,916
Transfer agency and related services fees—Class P	30,451
Transfer agency and related services fees—Class I	8
Custody and fund accounting fees	17,667
Trustees’ fees	11,906
Professional services fees	68,657
Printing and shareholder report fees	28,401
Federal and state registration fees	35,584
Insurance expense	1,549
Other expenses	32,754
Total expenses	847,849
Fee waivers and/or expense reimbursements by advisor and administrator	(330,522)
Net expenses	517,327
Net investment income (loss)	9,903,597
Net realized gain (loss) on investments	(6,473)
Net change in unrealized appreciation (depreciation) from investments	837,231
Net realized and unrealized gain (loss) from investment activities	830,758
Net increase (decrease) in net assets resulting from operations	$10,734,355

See accompanying notes to financial statements.

7

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 9,903,597	$24,778,724
Net realized gain (loss)	(6,473)	(1,134,525)
Net change in unrealized appreciation (depreciation)	837,231	2,917,656
Net increase (decrease) in net assets resulting from operations	10,734,355	26,561,855
Total distributions—Class A	(1,736,283)	(4,584,160)
Total distributions—Class P	(8,217,894)	(20,344,253)
Total distributions—Class I	(2,188)	(4,269)
Total distributions	(9,956,365)	(24,932,682)
From beneficial interest transactions:

Proceeds from shares sold	39,551,343	83,157,508
Cost of shares redeemed	(81,688,167)	(277,319,434)
Shares issued on reinvestment of dividends and distributions	8,571,722	21,389,880
Net increase (decrease) in net assets from beneficial interest transactions	(33,565,102)	(172,772,046)
Net increase (decrease) in net assets	(32,787,112)	(171,142,873)
Net assets:

Beginning of period	398,977,340	570,120,213

End of period	$366,190,228	$398,977,340

See accompanying notes to financial statements.

8

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.84	$ 9.81	$ 9.90	$ 9.99	$ 9.95	$ 10.00
Net investment income (loss)[1]	0.25	0.51	0.25	0.01	0.04	0.20
Net realized and unrealized gain (loss)	0.02	0.03	(0.05)	(0.08)	0.04	(0.05)
Net increase (decrease) from operations	0.27	0.54	0.20	(0.07)	0.08	0.15
Dividends from net investment income	(0.25)	(0.50)	(0.28)	(0.02)	(0.04)	(0.20)
Distributions from net realized gain	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	—
Total dividends and distributions	(0.25)	(0.51)	(0.29)	(0.02)	(0.04)	(0.20)
Net asset value, end of period	$9.86	$ 9.84	$ 9.81	$ 9.90	$ 9.99	$ 9.95
Total investment return[3]	2.79%	5.64%	2.03%	(0.75)%	0.82%	1.46%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.52%[4]	0.50%	0.46%	0.44%[5]	0.44%[5]	0.45%[5]
Expenses after fee waivers and/or expense reimbursements	0.35%[4]	0.35%	0.35%	0.35%[5]	0.35%[5]	0.35%[5]
Net investment income (loss)	5.04%[4]	5.14%	2.48%	0.13%	0.41%	2.01%
Supplemental data:
Net assets, end of period (000’s)	$64,049	$71,792	$114,696	$347,829	$662,131	$1,226,267
Portfolio turnover	30%	41%	72%	56%	64%	53%

Class P
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.83	$ 9.80	$ 9.89	$ 9.98	$ 9.94	$ 9.99
Net investment income (loss)[1]	0.26	0.52	0.26	0.02	0.04	0.20
Net realized and unrealized gains (losses)	0.02	0.03	(0.05)	(0.08)	0.05	(0.04)
Net increase (decrease) from operations	0.28	0.55	0.21	(0.06)	0.09	0.16
Dividends from net investment income	(0.26)	(0.51)	(0.29)	(0.03)	(0.05)	(0.21)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	—
Total dividends and distributions	(0.26)	(0.52)	(0.30)	(0.03)	(0.05)	(0.21)
Net asset value, end of period	$9.85	$ 9.83	$ 9.80	$ 9.89	$ 9.98	$ 9.94
Total investment return[3]	2.84%	5.75%	2.14%	(0.65)%	0.92%	1.66%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.42%[4]	0.40%	0.36%	0.34%[5]	0.34%[5]	0.36%[5]
Expenses after fee waivers and/or expense reimbursements	0.25%[4]	0.25%	0.25%	0.25%[5]	0.25%[5]	0.25%[5]
Net investment income (loss)	5.14%[4]	5.25%	2.63%	0.24%	0.38%	2.04%
Supplemental data:
Net assets, end of period (000’s)	$302,057	$327,103	$455,346	$1,227,504	$2,218,543	$915,463
Portfolio turnover	30%	41%	72%	56%	64%	53%

See accompanying notes to financial statements.

9

UBS Ultra Short Income Fund

Financial highlights (concluded)

Class I
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.81	$9.78	$9.88	$9.97	$9.94	$9.99
Net investment income (loss)[1]	0.26	0.52	0.08 [6]	0.02	0.03	0.22
Net realized and unrealized gain (loss)	0.02	0.03	0.12 [6]	(0.08)	0.05	(0.05)
Net increase (decrease) from operations	0.28	0.55	0.20	(0.06)	0.08	0.17
Dividends from net investment income	(0.26)	(0.51)	(0.29)	(0.03)	(0.05)	(0.22)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	—
Total dividends and distributions	(0.26)	(0.52)	(0.30)	(0.03)	(0.05)	(0.22)
Net asset value, end of period	$9.83	$9.81	$9.78	$9.88	$9.97	$9.94
Total investment return[3]	2.85%	5.77%	2.05%	(0.63)%	0.84%	1.68%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.42%[4]	0.40%	0.34%	0.33%[5]	0.33%[5]	0.35%[5]
Expenses after fee waivers and/or expense reimbursements	0.23%[4]	0.23%	0.23%	0.23%[5]	0.23%[5]	0.23%[5]
Net investment income (loss)	5.16%[4]	5.27%	0.79%	0.23%	0.31%	2.25%
Supplemental data:
Net assets, end of period (000’s)	$85	$83	$78	$49,811	$495,530	$421
Portfolio turnover	30%	41%	72%	56%	64%	53%

[1]	Calculated using the average shares method.
[2]	Amount represents less than $0.005 or $(0.005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.
[5]	Includes interest expense representing less than 0.005%.
[6]

Due to substantial redemptions of Class I shares of the Fund during the year and fluctuating market values, these numbers would differ if presented utilizing another acceptable financial reporting method other than the average shares method that was used to calculate per share amounts. If such other acceptable method had been used, “Net investment income” would have been $0.27 per share and “Net realized and unrealized loss” would have been $(0.07) per share.

See accompanying notes to financial statements.

10

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fifteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) LLC (“UBS AM or the “Advisor”), formerly known as UBS Asset Management (Americas) Inc., serves as the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP.

11

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet its obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM,

12

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full

13

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require

14

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank. At October 31, 2024, the Fund was not invested in any repurchase agreements.

Restricted securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Portfolio of investments.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At October 31, 2024, the Fund owed UBS AM $42,364 representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2025. For the period ended October 31, 2024, UBS AM waived $330,522 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

15

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

At October 31, 2024, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2025	Expires April 30, 2026	Expires April 30, 2027	Expires April 30, 2028
Class A	$860,902	$443,464	$224,024	$134,556	$58,858
Class P	3,264,196	1,534,902	871,568	586,142	271,584
Class I	133,003	132,091	695	137	80

For the period ended October 31, 2024, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At October 31, 2024, the Fund owed UBS AM (US) $3,705 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2024, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $18,704 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund may regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At October 31, 2024, the Fund did not have any securities on loan.

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be

16

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement is March 31, 2025.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point (i.e., 0.25%) commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended October 31, 2024, the Fund did not borrow under the Committed Credit Facility.

Purchases and sales of securities

For the period ended October 31, 2024, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $79,015,463 and $130,561,047, respectively.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the six months ended October 31, 2024:

			Class A
			Shares	Amount
Shares sold			30,112	$296,902
Shares repurchased			(987,246)	(9,726,872)
Dividends reinvested			156,988	1,546,804
Net increase (decrease)			(800,146)	$(7,883,166)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	3,986,207	$39,254,441	—	$—
Shares repurchased	(7,311,204)	(71,961,295)	—	—
Dividends reinvested	713,468	7,022,730	223	2,188
Net increase (decrease)	(2,611,529)	$(25,684,124)	223	$2,188

For the year ended April 30, 2024:

			Class A
			Shares	Amount
Shares sold			—	$—
Shares repurchased			(4,809,185)	(47,282,561)
Dividends reinvested			412,886	4,061,161
Net increase (decrease)			(4,396,299)	$(43,221,400)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	8,465,843	$83,157,508	—	$—
Shares repurchased	(23,416,552)	(230,036,873)	—	—
Dividends reinvested	1,763,121	17,324,453	435	4,266
Net increase (decrease)	(13,187,588)	$(129,554,912)	435	$4,266

17

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2024 was ordinary income in the amount of $24,932,682.

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2025.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation) on investments
$364,748,294	$386,953	$(150,702)	$236,251

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2024, the Fund had capital loss carryforwards of $27,775,867 in short-term and $11,990,077 in long-term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2024 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2024, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended April 30, 2024, remains subject to examination by the Internal Revenue Service and state taxing authorities.

18

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass
Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2024. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

S1698

Cantor Fitzgerald Government Money Market Fund

Semiannual Financial Statements  |  October 31, 2024

Cantor Fitzgerald Government Money Market Fund

Statement of assets and liabilities

October 31, 2024 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$104,518,654, which approximates cost for federal income tax purposes)	$104,518,654
Receivable from affiliate	62,144
Deferred offering costs	50,311
Other assets	24,855
Total assets	104,655,964

Liabilities:
Dividends payable to shareholders	1,240,101
Payable to custodian	5,795
Accrued expenses and other liabilities	7,229
Total liabilities	1,253,125
Net assets	$103,402,839

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	103,400,000
Distributable earnings (accumulated losses)	2,839
Net assets	$103,402,839

Investor Shares
Net Assets	$15,000,285
Shares Outstanding	15,000,000
Net asset value per share	$1.00

Institutional Shares
Net Assets	$88,402,554
Shares Outstanding	88,400,000
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

Cantor Fitzgerald Government Money Market Fund

Statement of operations

(unaudited)

For the six months ended October 31, 2024 (unaudited)
Investment income:
Interest income allocated from Master Fund	$6,436,249
Expenses allocated from Master Fund	(122,267)
Net investment income allocated from Master Fund	6,313,982
Expenses:
Administration fees	97,852
Service fees	18,904
Transfer agency and related services fees	15,171
Accounting fees	4,098
Trustees’ fees	9,622
Professional fees	98,922
Reports and notices to shareholders	4,542
State registration fees	7,983
Offering costs	76,305
Other expenses	10,260
Total expenses	343,659
Less: Fee waivers and/or expense reimbursements by administrator/distributor	(236,684)
Net expenses	106,975
Net investment income (loss)	6,207,007
Net realized gain (loss) allocated from Master Fund	2,845
Net increase (decrease) in net assets resulting from operations	$6,209,852

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

Cantor Fitzgerald Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2024 (unaudited)	For the period from January 16, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$6,207,007	$1,384,440
Net realized gain (loss) allocated from Master Fund	2,845	—
Net increase (decrease) in net assets resulting from operations	6,209,852	1,384,440
Total distributions—Investor Shares	(376,201)	(287,015)
Total distributions—Institutional Shares	(5,830,812)	(1,097,425)
Total distributions	(6,207,013)	(1,384,440)
From beneficial interest transactions:

Proceeds from shares sold	16,183,400,004	5,286,003,014
Cost of shares redeemed	(16,412,001,013)	(4,954,002,005)
Net increase (decrease) in net assets from beneficial interest transactions	(228,601,009)	332,001,009
Net increase (decrease) in net assets	(228,598,170)	332,001,009
Net assets:

Beginning of period	332,001,009	—
End of period	$103,402,839	$332,001,009

[1]	Commencement of operations.

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

Cantor Fitzgerald Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Investor Shares
	For the six months ended October 31, 2024 (unaudited)	For the period from January 16, 2024[1] to April 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.025	0.013
Net realized and unrealized gain (loss)	0.000 [2]	—
Net increase (decrease) from operations	0.025	0.013
Dividends from net investment income	(0.025)	(0.013)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	2.51%	1.32%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.84%[5]	1.43%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.30%[5]	0.30%[5]
Net Investment Income (Loss) [4]	4.98%[5]	5.09%[5]
Supplemental Data:
Net asset value, end of period (000’s)	$15,000	$15,000

Institutional Shares
	For the six months ended October 31, 2024 (unaudited)	For the period from March 25, 2024[1] to April 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.026	0.005
Net realized and unrealized gain (loss)	0.000 [2]	—
Net Increase (decrease) from operations	0.026	0.005
Dividends from net Investment Income	(0.026)	(0.005)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	2.57%	0.53%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.35%[5]	0.31%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%[5]
Net Investment Income (Loss) [4]	5.08%[5]	5.21%[5]
Supplemental Data:
Net assets, end of period (000’s)	$88,403	$317,001

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Cantor Fitzgerald Government Money Market Fund (“Cantor Fitzgerald Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fifteen series. The financial statements for the other series of the Trust are not included herein.

Cantor Fitzgerald Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. Cantor Fitzgerald Government Fund Investor Shares and Institutional Shares commenced operations on January 16, 2024, and March 25, 2024, respectively.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (0.37% at October 31, 2024).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Cantor Fitzgerald Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. Cantor Fitzgerald Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the

5

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements (unaudited)

1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, Cantor Fitzgerald Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Cantor Fitzgerald Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject Cantor Fitzgerald Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet its obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with the Fund’s share offerings, the preparation of the Fund’s registration statement, and registration fees. Deferred offering costs are amortized over a period of 12 months.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
Cantor Fitzgerald Government Money Market Fund	0.08%

At October 31, 2024, UBS AM owes the Fund $62,144 for waivers/expense reimbursements.

The Fund and UBS Asset Management (Americas) LLC (“UBS AM”), the Fund’s administrator, have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2025 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.30% for Investor Shares and 0.18% for Institutional Shares. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

At October 31, 2024, the Fund had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective date of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028
Cantor Fitzgerald Government Money Market Fund—Investor Shares	$250,779	$55,084	$195,695
Cantor Fitzgerald Government Money Market Fund—Institutional Shares	57,971	28,324	29,647

6

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements (unaudited)

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by Investor Shares, at the below annual rate, as a percentage of such share’s average daily net assets. UBS AM—US will waive 0.15% of the 0.25% service fee otherwise payable by the Investor Shares of the Fund through August 31, 2025.

Fund	Shareholder servicing fee
Cantor Fitzgerald Government Money Market Fund- Investor Shares	0.25%

At October 31, 2024, the Fund owed UBS AM—US $1,273 for shareholder servicing fees.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Investor Shares

	For the six months ended October 31, 2024	For the period from January 16, 2024[1] to April 30, 2024
Shares Sold	$30,000,000	$789,002,005
Shares repurchased	(30,000,000)	(774,002,005)
Net increase (decrease) in shares outstanding	$0	$15,000,000

Institutional Shares

	For the six months ended October 31, 2024	For the period from March 25, 2024[1] to April 30, 2024
Shares Sold	$16,153,400,004	$4,497,001,009
Shares repurchased	(16,382,001,013)	(4,180,000,000)
Net increase (decrease) in shares outstanding	$(228,601,009)	$317,001,009

[1]	Commencement of operation

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2024 were as follows:

Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
Cantor Fitzgerald Government Money Market Fund	$1,384,440	$—	$1,384,440

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2025.

7

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended October 31, 2024, the Fund did not incur any interest or penalties.

For the period since inception, the Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

8

Master Trust

Semiannual Financial Statements  |  October 31, 2024

Includes:

•	Government Master Fund

Government Master Fund

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2024 to October 31, 2024.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2024	Ending account value October 31, 2024	Expenses paid during period 05/01/24 to 10/31/24[1]	Expense ratio during the period

Actual	$1,000.00	$1,026.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one–half year period).

10

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1
U.S. government agency obligations	5.0
Other assets in excess of liabilities	0.5
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

11

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face Amount	Value
U.S. government agency obligations—5.0%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.722%, due 06/30/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.105%, 4.915%, due 11/22/24[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 05/01/25[1]	33,000,000	33,000,000
1 day USD SOFR + 0.150%, 4.960%, due 01/03/25[1]	23,000,000	23,000,000
1 day USD SOFR + 0.155%, 4.965%, due 05/02/25[1]	70,000,000	70,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/18/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 01/30/25[1]	10,000,000	10,000,000
1 day USD SOFR + 0.160%, 4.970%, due 05/15/25[1]	45,000,000	45,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/07/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/04/25[1]	30,000,000	30,000,000
1 day USD SOFR + 0.160%, 4.970%, due 10/17/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.170%, 4.980%, due 01/23/25[1]	24,000,000	24,000,000
1 day USD SOFR + 0.200%, 5.010%, due 12/05/24[1]	60,000,000	60,000,000
Federal Home Loan Banks
1 day USD SOFR + 0.040%, 4.850%, due 08/05/25[1]	115,000,000	115,000,000
1 day USD SOFR + 0.040%, 4.850%, due 08/06/25[1]	130,000,000	130,000,000
1 day USD SOFR + 0.115%, 4.925%, due 01/17/25[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 11/01/24[1]	64,000,000	64,000,000
1 day USD SOFR + 0.125%, 4.935%, due 03/03/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/22/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/03/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/08/25[1]	54,000,000	54,000,000
Total U.S. government agency obligations (cost—$1,392,000,000)		1,392,000,000

U.S. Treasury obligations—55.4%
U.S. Treasury Bills
4.367% due 04/03/25[2]	133,000,000	130,617,471
4.425% due 03/27/25[2]	125,000,000	122,835,347
4.425% due 04/17/25[2]	273,000,000	267,592,401
4.462% due 04/10/25[2]	275,000,000	269,738,333
4.467% due 04/24/25[2]	278,000,000	272,208,797
4.483% due 05/01/25[2]	289,000,000	282,715,655
4.526% due 01/28/25[2]	277,000,000	274,020,372
4.537% due 02/04/25[2]	275,000,000	271,799,687

	Face Amount	Value
U.S. Treasury obligations—(concluded)
4.548% due 02/18/25[2]	$270,000,000	$266,386,650
4.558% due 01/28/25[2]	250,000,000	247,292,778
4.558% due 02/11/25[2]	277,000,000	273,523,188
4.558% due 03/04/25[2]	277,000,000	272,943,720
4.573% due 03/20/25[2]	120,000,000	117,956,700
4.574% due 02/25/25[2]	282,000,000	277,960,977
4.605% due 01/30/25[2]	289,000,000	285,755,975
4.615% due 01/02/25[2]	266,000,000	263,938,500
4.625% due 01/23/25[2]	278,000,000	275,109,340
4.631% due 01/16/25[2]	273,000,000	270,397,855
4.657% due 12/26/24[2]	249,000,000	247,272,908
4.667% due 01/09/25[2]	275,000,000	272,601,771
4.701% due 03/13/25[2]	126,000,000	123,907,140
4.799% due 01/21/25[2]	238,000,000	235,504,570
4.875% due 12/19/24[2]	240,000,000	238,480,000
4.956% due 01/07/25[2]	262,000,000	259,654,591
5.018% due 12/31/24[2]	269,000,000	266,816,617
5.025% due 12/12/24[2]	253,000,000	251,589,560
5.103% due 12/05/24[2]	269,000,000	267,737,344
5.114% due 11/29/24[2]	274,000,000	272,938,707
5.126% due 01/30/25[2]	250,000,000	246,918,750
5.134% due 12/17/24[2]	267,000,000	265,300,990
5.144% due 12/10/24[2]	254,000,000	252,626,918
5.185% due 01/16/25[2]	252,000,000	249,347,980
5.190% due 01/23/25[2]	250,000,000	247,123,819
5.192% due 11/21/24[2]	265,000,000	264,255,792
5.207% due 11/14/24[2]	257,000,000	256,529,476
5.212% due 11/07/24[2]	244,000,000	243,793,617
5.249% due 12/03/24[2]	250,000,000	248,868,889
5.275% due 11/26/24[2]	247,000,000	246,122,635
5.286% due 01/09/25[2]	244,000,000	241,624,253
5.296% due 11/19/24[2]	249,000,000	248,360,692
5.323% due 01/02/25[2]	245,000,000	242,841,754
5.350% due 12/26/24[2]	241,000,000	239,107,481
5.359% due 11/12/24[2]	248,000,000	247,606,334
5.361% due 12/19/24[2]	236,000,000	234,379,467
5.367% due 11/07/24[2]	251,000,000	250,784,349
5.367% due 12/05/24[2]	233,000,000	231,865,614
5.370% due 11/05/24[2]	242,000,000	241,860,043
5.372% due 11/21/24[2]	245,000,000	244,297,667
5.377% due 11/14/24[2]	251,000,000	250,531,850
5.377% due 12/12/24[2]	243,000,000	241,570,586
5.378% due 11/29/24[2]	243,000,000	242,023,815
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	663,000,000	663,011,341
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	766,000,000	765,410,630
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[1]	449,000,000	449,034,194
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	212,000,000	212,000,000
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[1]	699,000,000	699,225,073
U.S. Treasury Notes
0.750% due 11/15/24	51,000,000	50,916,823
1.500% due 11/30/24	51,000,000	50,856,546
Total U.S. Treasury obligations (cost—$15,447,494,332)		15,447,494,332

12

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face Amount	Value
Repurchase agreements—39.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.820% due 12/05/24, collateralized by $23,262,750 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 11/01/54, $179,535,466 Federal National Mortgage Association obligations, 2.000% to 7.000% due 01/01/26 to 09/01/54, ; (value—$102,000,000); proceeds: $112,652,500[3]	$100,000,000	$100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 11/07/24, collateralized by $63,498,360 Federal Home Loan Mortgage Corp., obligations, 4.500% to 7.000% due 05/01/31 to 10/01/44, $495,671,984 Federal National Mortgage Association obligations, 2.000% to 7.500% due 03/01/25 to 07/01/61; (value—$204,000,001); proceeds: $217,084,222[3]	200,000,000	200,000,000
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.860% due 11/01/24, collateralized by $56,014,791 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.000% due 04/01/29 to 11/01/54, $146,773,094 Federal National Mortgage Association obligations, 2.000% to 7.000% due 05/01/25 to 02/01/57, $149,787,832 Government National Mortgage Association obligations, 1.000% to 6.500% due 09/20/50 to 04/20/54; (value—$280,500,000); proceeds: $275,037,125	275,000,000	275,000,000
Repurchase agreement dated 09/19/23 with J.P. Morgan Securities LLC, 4.950% due 01/29/25, collateralized by $1,119,860,592 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 07/25/30 to 10/15/61, $1,896,068,580 Federal National Mortgage Association obligations, zero coupon to 6.000% due 05/25/27 to 07/25/54, $4,916,713,662 Government National Mortgage Association obligations, zero coupon to 6.000% due 01/20/42 to 07/16/65; (value—$309,000,001); proceeds: $316,830,000[3]	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with TD Securities (USA) LLC 4.860% due 11/01/24, collateralized by $208,274,945 Federal Home Loan Mortgage Corp., obligations, 2.000% to 6.000% due 04/25/35 to 10/25/54, $288,238,727 Federal National Mortgage Association obligations, 1.000% to 6.000% due 09/25/25 to 12/25/52, $341,869,419 Government National Mortgage Association obligations, 1.500% to 7.500% due 07/16/34 to 09/20/54; (value—$408,000,001); proceeds: $400,054,000	$400,000,000	$400,000,000
Repurchase agreement dated 10/31/24 with J.P. Morgan Securities LLC, 4.870% due 11/01/24, collateralized by $107,190,083 Federal Home Loan Mortgage Corp., obligations, 1.776% to 7.000% due 09/01/42 to 11/01/54, $1,259,245,431 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/26 to 12/01/54, ; (value—$1,020,000,001); proceeds: $1,000,135,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $8,859,718,900 U.S. Treasury Notes, 0.375% to 4.875% due 12/31/25 to 06/15/27, $75,767,400 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/26; (value—$8,786,280,036); proceeds: $8,615,165,283	8,614,000,000	8,614,000,000
Total repurchase agreements (cost—$10,889,000,000)		10,889,000,000
Total investments (cost—$27,728,494,332 which approximates cost for federal income tax purposes)—99.5%		27,728,494,332

Other assets in excess of liabilities—0.5%		143,550,568
Net assets—100.0%		$27,872,044,900

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

13

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$1,392,000,000	$—	$1,392,000,000
U.S. Treasury obligations	—	15,447,494,332	—	15,447,494,332
Repurchase agreements	—	10,889,000,000	—	10,889,000,000
Total	$—	$27,728,494,332	$—	$27,728,494,332

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rates shown reflect yield at October 31, 2024.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2024.

Portfolio acronyms:

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

14

Government Master Fund

Statement of assets and liabilities

October 31, 2024 (unaudited)

Assets:
Investments, at value (cost—$16,839,494,332)	$16,839,494,332
Repurchase agreements (cost—$10,889,000,000)	10,889,000,000
Total investments in securities, at value (cost—$27,728,494,332)
Cash	402,348,048
Receivable for interest	16,453,627
Total assets	28,147,296,007

Liabilities:
Payable for investments purchased	272,943,720
Payable to affiliate	2,307,387
Total liabilities	275,251,107
Net assets, at value	$27,872,044,900

See accompanying notes to financial statements.

15

Government Master Fund

Statement of operations

For the six months ended October 31, 2024 (unaudited)
Investment income:
Interest income allocated from Master Fund	$674,843,520
Expenses allocated from Master Fund	(12,828,460)
Net investment income allocated from Master Fund	662,015,060
Expenses:
Administration fees	12,773,170
Trustees’ fees	55,290
Total expenses	12,828,460
Net expenses	12,828,460
Net investment income (loss)	649,186,600
Net realized gain (loss) allocated from Master Fund	460,571
Net increase (decrease) in net assets resulting from operations	649,647,171

See accompanying notes to financial statements.

16

Government Master Fund

Statement of changes in net assets

	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$662,015,060	$1,049,914,890
Net realized gain (loss)	460,571	—
Net increase (decrease) in net assets resulting from operations	662,475,631	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	3,886,098,698	3,038,590,921
Net increase (decrease) in net assets	4,548,574,329	4,088,505,811
Net assets:

Beginning of period	23,323,470,571	19,234,964,760
End of period	$27,872,044,900	$23,323,470,571

See accompanying notes to financial statements.

17

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	For the six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.06%	0.10%	0.10%
Net investment income (loss)	5.16%[1]	5.25%	3.78%	0.02%	0.09%	1.75%
Supplemental data:
Total investment return[2]	2.64%	5.39%	3.14%	0.03%	0.08%	1.74%
Net assets, end of period (000’s)	$27,872,045	$23,323,471	$19,234,965	$4,297,678	$8,822,693	$17,762,675

[1]	Annualized.
[2]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

18

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid invest-

19

Government Master Fund

Notes to financial statements

ments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Government Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Government Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both Government Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, Government Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require Government Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, Government Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the

20

Government Master Fund

Notes to financial statements

other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Government Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Government Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, Government Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having Government Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2024, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,307,387

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s, expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2024, UBS AM did not owe the Master Fund any additional reductions in administration fees for independent trustees’ fees and expenses.

21

Government Master Fund

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2024, the Master Fund did not incur this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$54,036,535,957	$56,516,921,636
Withdrawals	(50,150,437,259)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$3,886,098,698	$3,038,590,921

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended October 31, 2024, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024, remains subject to examination by the Internal Revenue Service and state taxing authorities.

22

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent Registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2024. All rights reserved.

Cantor Fitzgerald Government Money Market Fund

c/o UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

(b)	Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	All board members and all members of any advisory board for regular compensation: $370,329
(2)	Each board member and each member of an advisory board for special compensation: Not applicable.
(3)	All officers: Not applicable.
(4)	Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

(a) UBS Series Funds – UBS Liquid Assets Government Fund

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 25-26, 2024, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) LLC (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $395 billion in assets under management as of March 31, 2024 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2024. The board also was cognizant of, and considered, the financial combination transactions, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2024 and (b) annualized performance information for each year in the ten-year period ended April 30, 2024. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the Performance Universe median for all comparative periods, ranking in the first quintile for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenues and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of potential and current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

(b) UBS Series Funds – Limited Purpose Cash Investment Fund

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 25-26, 2024, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) of the Trust with respect to its series, Limited Purpose Cash Investment Fund (the “Fund”), with UBS Asset Management (Americas) LLC (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS AM under the Management Contract during the past year. The board recognized that although the Fund is registered under the 1940 Act, unlike the other existing series of the Trust, the Fund’s shares are privately offered and, therefore, are not registered under the Securities Act of 1933, as amended. The board also recognized that the Fund is currently offered exclusively to funds advised by AQR Capital Management, LLC or its affiliates for specific purposes. The board also considered the nature, extent and quality of management services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $395 billion in assets under management as of March 31, 2024 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2024. The board also was cognizant of, and considered, the financial combination transactions, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM. The board considered UBS AM’s belief that the level of services that it provides to the Fund is more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM believes that it currently incurs minimal additional costs in managing the Fund.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Management Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three- and five-year and since inception periods ended April 30, 2024. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was only slightly below the Performance Universe median for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS

AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of potential and current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

(c) UBS Series Funds – UBS Ultra Short Income Fund

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 25-26, 2024, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration

Contract”) of the Trust with respect to its series, UBS Ultra Short Income Fund (the “Fund”), with UBS Asset Management (Americas) LLC (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $395 billion in assets under management as of March 31, 2024 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2024. The board also was cognizant of, and considered, the financial combination transactions, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In addition, pursuant to a written fee waiver/expense reimbursement agreement, UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s ordinary total annual operating expenses through August 31, 2025 (excluding dividend expense, borrowing costs, interest expense relating to short sales, expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A shares, 0.23% for Class I shares and 0.25% for Class P shares. The board also considered that the Fund has agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps.

In connection with its consideration of the Fund’s management fees, the board also received information on UBS AM’s standard institutional account fees for accounts of a similar investment type to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, and five-year and since inception periods ended April 30, 2024. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was below, but reasonably close to, the Performance Universe median for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of potential and current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

(d) Explanatory Note – Certain Feeder Funds (namely, UBS Select Government Institutional Fund, UBS Select Government Preferred Fund and UBS RMA Government Money Market Fund; UBS Prime Reserves Fund and UBS Prime Preferred Fund; UBS Select Prime Preferred Fund and UBS Select Prime Institutional Fund; UBS Select Treasury Institutional Fund and UBS Select Treasury Preferred Fund; and UBS Tax-Free Reserves Fund and UBS Tax-Free Preferred Fund)

Information related to the consideration of the investment advisory contracts for the master funds corresponding to the above referenced feeder funds is located in Form N-CSR filings for Master Trust (Investment Company Act File No. 811-22078). (This explanatory note does not constitute the incorporation by reference of such other filings into this document but is only for informational/explanatory purposes.)

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit EX-99.CERT.

(a)

(4) Written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 7, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 7, 2025